As filed with the Securities and Exchange Commission on April ___, 2010
Registration No. 333-88300
Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [15]	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. [53]	☑
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT C
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☑	on May 1, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	The Commodore Helmsman® Individual Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B®
The Commodore Helmsman®
File No. 333-88300
Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus

1. Cover Page	Cover Page

2. Definitions	Definitions; (definitions used in specific sections of the prospectus are defined in those sections)

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information

(a) Condensed financial information	Condensed Financial Information; Appendix A

(b) Financial statements	Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies

(a) Depositor	Annuity Investors Life Insurance Company®

(b) Registrant	The Separate Account

(c) Portfolio company	The Portfolios; Appendix B

(d) Prospectus	The Portfolios

(e) Voting	Voting of Portfolio Shares

(f) Administrator	Not Applicable

6. Deductions and Expenses

(a) Deductions	Charges and Deductions

(b) Sales load	Not Applicable

(c) Special purchase plans	Charges and Deductions

(d) Commissions	Distribution of Variable Annuity Contracts

(e) Portfolio company expenses	Expense Tables; Expenses of the Portfolios

(f) Operating expenses	Expense Tables

7. General Description of Variable Annuity Contracts

(a) Persons with rights	Persons with Rights Under a Contract; Voting of Portfolio Shares

(b) (i) Allocations of premium payments	Purchase Payments and Allocation to Investment Options

(ii) Transfers	Transfers

(iii) Exchanges	Not Applicable

Form N-4 Part A Item No.	Heading in Prospectus

(c) Changes in contracts or operations	Additions, Deletions or Substitutions of Subaccounts

(d) Inquiries	How Do I Contact the Company?

(e) Frequent transfer risks	Restrictions on Transfer; Disruptive Trading, Market Timing and Frequent Transfers; Appendix B

8. Annuity Period	Annuity Benefit

9. Death Benefit	Death Benefit

10. Purchases and Contract Values

(a) Purchases	Purchase Payments and Allocations to Investment Options; Account Value

(b) Valuation	Account Value; Definitions; Charges and Deductions

(c) Daily calculation	Account Value; Accumulation Units; Definitions

(d) Underwriter	Distribution of Variable Annuity Contracts

11. Redemptions

(a) Redemptions	Withdrawals and Surrenders

(b) Texas Optional Retirement Program	Texas Optional Retirement Program

(c) Check delay	Withdrawals and Surrenders

(d) Involuntary redemption	Termination

(e) Free look	Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Annuity Investors Life Insurance Company

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)

15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) General Information and History

18. Services

(a) Fees and expenses of registrant	(Prospectus) Expense Tables

(b) Management contracts	Not Applicable

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Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)

(c) Custodian	Not Applicable

Independent auditors	(SAI) Experts

(d) Assets of registrant	Not Applicable

(e) Affiliated persons	Not Applicable

(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered

(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts

(b) Sales load	Not Applicable

(c) Frequent transfer arrangements	(Prospectus) Restrictions on Transfer; Disruptive Trading, Market Timing and Frequent Transfers; Appendix B

20. Underwriters	(Prospectus) Distribution of Variable Annuity Contracts

21. Calculation of Performance Data

(a) Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

(b) Other subaccounts	(SAI) Average Annual Total Return Calculation; Cumulative Total Return Calculation; Standardized Average Annual Total Return Data; Non Standardized Average Annual Total Return Data

22. Annuity Payments	(SAI) Fixed Dollar Benefit; Variable Dollar Benefit; Benefits Units-Transfer Formulas

23. Financial Statements	(SAI) Financial Statements
Form N-4 Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2010
This prospectus describes individual flexible premium deferred annuity contracts (the “Contracts”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). The Contracts currently offer the Subaccounts listed below. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

American Century Variable Portfolios	Janus Aspen Series
-Large Company Value Fund-Class II	-Balanced Portfolio-Service Shares
-Mid Cap Value Fund-Class II	-Enterprise Portfolio-Service Shares
-Ultra® Fund-Class II	-Janus Portfolio-Service Shares -Service Shares
-VistaSM Fund-Class I	-Overseas Portfolio-Service Shares

Calamos®Advisors Trust	Morgan Stanley—The Universal Institutional Funds, Inc.
-Growth and Income Portfolio	-Mid-Cap Growth Portfolio-Class I
-U.S. Real Estate Portfolio-Class I
Davis Variable Account Fund, Inc.
-Value Portfolio	Neuberger Berman Advisers Management Trust
-Guardian Portfolio-Class S
Dreyfus Investment Portfolios	-Small-Cap Growth Portfolio-Class S
-Technology Growth Portfolio-Initial Shares
Oppenheimer Variable Account Funds
The Dreyfus Socially Responsible Growth Fund, Inc.-SS	-Capital Appreciation Fund-Service Shares
-Global Securities Fund-Service Shares
Dreyfus Stock Index Fund, Inc.-Service Shares	-Main Street Fund®-Service Shares
-Main Street Small Cap Fund-Service Shares
Dreyfus Variable Investment Funds
-Appreciation Portfolio-Service Shares	PIMCO Variable Insurance Trust
-Money Market Portfolio	-High Yield Portfolio-Administrative Class
-Real Return Portfolio-Administrative Class
Financial Investors Variable Insurance Trust	-Total Return Portfolio-Administrative Class
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	Rydex Variable Trust
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II	-Rydex|SGIVT U.S. Long Short Momentum Fund
-Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II
Wilshire Variable Insurance Trust
Franklin Templeton Variable Insurance Products Trust	-2015 ETF Fund
-Templeton Foreign Securities Fund-Class 2	-2025 ETF Fund
-2035 ETF Fund
Invesco Variable Insurance Funds*

-Invesco V.I. Capital Development Fund-Series II Shares	-Invesco V.I. Mid Cap Core Equity Fund-Series II Shares
-Invesco V.I. Core Equity Fund-Series I Shares	-Invesco V. I. Small Cap Equity Fund-Series I Shares
-Invesco V.I. Financial Services Fund-Series I Shares	-Invesco V.I. Utilities Fund-Series II
-Invesco V.I. Global Health Care Fund -Series I Shares	-Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio-Class I
-Invesco V.I. Government Securities Fund-Series II Shares	-Invesco Van Kampen V.I. Value Portfolio-Class I

*	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

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2010 Portfolio Changes — The list above and this prospectus reflects the name changes and transactions described below.

•	On May 1, 2010, the AIM portfolios changed their brand name to Invesco. For example, AIM V.I. Capital Development Fund became Invesco V.I. Capital Development Fund.

•	On May 25, 2010, the Rydex VT All-Cap Opportunity Fund, a series of the Rydex Variable Trust, changed its name to the Rydex|SGIVT U.S. Long Short Momentum Fund.

•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.

•	On June 1, 2010 or as soon as practical after that date, Van Kampen’s U.S. Mid Cap Value Portfolio and Value Portfolio, which currently are series of The Universal Institutional Funds, Inc., will be merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and change their brand name to Invesco Van Kampen. The list above reflects this anticipated transaction.

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offers the following fixed investment options:
•	Fixed Accumulation Account

•	Three-Year Guaranteed Interest Rate Option

•	Seven-Year Guaranteed Interest Rate Option
This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2010 contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s web site: http://www.sec.gov. The registration number is 333-88300. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are Not FDIC or NCUSIF Insured

•	The Contracts are Obligations of the Company and Not of the Bank or Credit Union

•	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts

•	The Contracts Involve Investment Risk and May Lose Value
Right to Cancel
You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

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DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the sections of this prospectus where they are primarily used.
Account Value
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.
Accumulation Period
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.
Accumulation Unit
A share of a Subaccount that an Owner purchases during the Accumulation Period.
Accumulation Unit Value
The value of an Accumulation Unit at the end of a Valuation Period.
The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Annuity Commencement Date
The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.
Benefit Payment Period
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit
A share of a Subaccount that is used to determine the amount of each variable dollar payment during the Benefit Payment Period.
Benefit Unit Value
The value of a Benefit Unit at the end of a Valuation Period.
The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit

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Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.
Death Benefit Valuation Date
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Good Order
We cannot process information or a request until we have received your instructions in “Good Order” at our Administrative Offices. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request
Fixed Account
The Fixed Account is part of the Company’s general account. The Fixed Account options are listed in the “Fixed Account” section of this prospectus.
Net Investment Factor
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.
Owner
For purposes of this prospectus, references to Owner mean the owner of an individual annuity contract.
Portfolio
A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.
Purchase Payments
An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.
Separate Account
Annuity Investors Variable Account C, which is an account that was established and is maintained by the Company.
SEC
Securities and Exchange Commission
Subaccount
A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.
Valuation Date
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

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Additional Definitions

➢	The words “we” “us” and “our” in this prospectus refer to the Company.

➢	The words “you” and “your” in this prospectus refer to the Owner as defined above.

Written Request
Information provided to us or a request made to us that is:
•	complete and satisfactory to us and

•	on our form or in a manner satisfactory to us and

•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
Additional Details
The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated:
•	Variable account value

•	Fixed account value

•	Accumulation Unit Values; and

•	Benefit Unit values
EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
Table A: Contract Owner Transaction Expenses
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to purchase payments only)(1)	7.00%	7.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(3)	3.00%	5.00%

(1)	The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.

(2)	The transfer fee currently applies to transfers in excess of 12 in any Contract Year.

(3)	Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate that we credit to collateral is 3%, the maximum loan interest spread is 5%.

Table B: Annual Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

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Annual Contract Maintenance Fee	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Separate Account Annual Expenses	1.40%
If you surrender your Contract, we will apply the contract maintenance fee at that time.
If you were a Contract Owner prior to May 1, 2003 and you purchased the Optional Guaranteed Minimum Income Benefit Endorsement, the Optional Earnings Enhancement Rider or the Optional Enhanced Death Benefit Rider (collectively, the “Optional Riders”), please see Appendix C for additional information regarding the Optional Riders.
Table C: Total Annual Portfolio Operating Expenses
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.54%	2.47%
After contractual fee reductions and/or expense reimbursements(1)	0.54%	1.71%

(1)	Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. The shortest period will end on September 30, 2010 and the longest period will end on December 31, 2013.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2009. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust (Ibbotson portfolios) and the Wilshire Variable Insurance Trust (Wilshire portfolios) are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before fee reductions and/or expense reimbursements are the expenses of the Neuberger Berman Small Cap Growth Portfolio. The adviser to this Neuberger Berman Portfolio has undertaken through December 31, 2013 to waive fees and/or reimburse certain operating expenses, including compensation of the adviser and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.40% of the average daily net asset value of the Neuberger Berman Small Cap Growth Portfolio. The expense limitation arrangement for the Neuberger Berman Small Cap Growth Portfolio is contractual and any excess expenses can be repaid to the Portfolio’s adviser within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation.
The maximum expenses after fee reductions and/or expense reimbursement, are the expenses of the Rydex|SGIVT U.S. Long Short Momentum Fund.
Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A above),

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the Annual Expenses (described in Table B above), and Portfolio operating expenses (described in Table C above). Your actual costs may be higher or lower than the costs shown in the examples. By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (2.47% before reimbursement or 1.71% after reimbursement) are incurred.

In this table, we assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,125	$2,048	$2,878	$5,498
After reimbursement	$1,049	$1,815	$2,480	$4,650
In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. n this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$425	$1,348	$2,378	$5,498
After reimbursement	$349	$1,115	$1,980	$4,650
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.54%) are incurred.

In this table, we assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years
$931	$1,444	$1,833	$3,201
In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

1 year	3 years	5 years	10 years
$231	$744	$1,333	$3,201
FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes:

•	year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2009, or from the end of the year of inception of a Subaccount, if later, to December 31, 2009; and

•	number of accumulation units outstanding as of the end of each period or year.

Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

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OVERVIEW
What is the Separate Account?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.
What Are the Contracts?
The Contracts are individual deferred variable annuities, which are insurance products. The Contracts are sold with a fee structure that is described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.
What Benefits Are Available under the Contract?

Annuity Benefit	When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

Death Benefit	A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.
A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.
What Are the Risks Related to the Contract?
The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. We may not be able to pay claims related to the annuity or death benefits. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within ten days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.
Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases to 0% after seven years from the date of receipt of each purchase payment. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the withdrawal or surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted prior to age 591/2 if the Contract is issued with a tax sheltered annuity endorsement or an employer plan endorsement.

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What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
•	a transfer fee for certain transfers among investment options;

•	an annual contract maintenance fee;

•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

•	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2009 are described in the prospectuses and SAIs for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.gafri.com.
THE PORTFOLIOS
Overview
The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.
Portfolios, Share Classes, Advisors and Portfolio Investment Categories

SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.

Large Company Value Fund	Class II	American Century Investment Management	Domestic equity: Large value

Mid Cap Value Fund	Class II	American Century Investment Management	Domestic equity: Mid cap value

Ultra® Fund	Class II	American Century Investment Management	Domestic equity: Large growth

VistaSM Fund	Class I	American Century Investment Management	Domestic equity: Mid cap growth

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SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
Calamos® Advisors Trust

Growth and Income Portfolio	n/a	Calamos Advisors LLC	Balanced: Moderate allocation

Davis Variable Account Fund, Inc.

Value Portfolio	n/a	Davis Selected Advisers, L.P. Sub-Adviser: Davis Selected Advisers-NY, Inc.	Domestic equity: Large blend

Dreyfus Portfolios

Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Technology

The Dreyfus Socially Responsible Growth Fund, Inc.	Service	The Dreyfus Corporation	Domestic equity: Large growth

Dreyfus Stock Index Fund, Inc.	Service	The Dreyfus Corporation (Index Mgr: Mellon Capital Management Corp*)	Domestic equity: Large blend

Dreyfus Variable Investment Fund Appreciation Portfolio	Service	The Dreyfus Corporation	Domestic equity: Large blend

Dreyfus Variable Investment Fund Money Market Portfolio	N/A	The Dreyfus Corporation	Money market: Money market taxable

Financial Investors Variable Insurance Trust

Ibbotson Balanced ETF Asset Allocation Portfolio	n/a	ALPS Advisers, Inc.	Balanced: Moderate allocation

Ibbotson Conservative ETF Asset Allocation Portfolio	n/a	ALPS Advisers, Inc.	Balanced: Conservative allocation

Ibbotson Growth ETF Asset Allocation Portfolio	n/a	ALPS Advisers, Inc.	Domestic equity: Large blend

Ibbotson Income and Growth ETF Asset Allocation Portfolio	n/a	ALPS Advisers, Inc.	Balanced: Conservative allocation

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund	Class 2	Templeton Investment Counsel, LLC	International equity:
Foreign large value

Invesco Variable Insurance Funds +

Invesco V.I. Capital Development Fund	Series II	Invesco Advisors, Inc.	Domestic equity: Mid cap growth

Invesco V.I. Core Equity Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Large blend

Invesco V.I. Financial Services Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Financial

Invesco V.I. Global Health Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Health

Invesco V.I. Government Securities Fund	Series II	Invesco Advisors, Inc.	Government bond: Intermediate government

Invesco V.I. Mid Cap Core Equity Fund	Series II	Invesco Advisors, Inc.	Domestic equity: Mid cap blend

Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisors, Inc.	Domestic equity: Small blend

Invesco V.I. Utilities Fund	Series II	Invesco Advisors, Inc.	Specialty Stock: Utilities

Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio	Class I	Invesco Advisors, Inc.	Domestic equity: Mid-cap value

Invesco Van Kampen V.I. Value Portfolio	Class I	Invesco Advisors, Inc.	Domestic equity: Large value

Janus Aspen Series

Balanced Portfolio	Service	Janus Capital Management	Balanced: Moderate allocation

Enterprise Portfolio	Service	Janus Capital Management	Domestic equity: Mid-cap growth

Janus Portfolio	Service	Janus Capital Management	Domestic equity: Large growth

Overseas Portfolio	Service	Janus Capital Management	International equity:
Foreign large growth

Morgan Stanley—The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management, Inc.	Domestic equity: Mid cap growth

U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management, Inc.	Specialty Stock: Real estate

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SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
Neuberger Berman Advisors Management Trust

Guardian Portfolio	Class S	Neuberger Berman Management Inc.	Domestic equity: Large blend

Small-Cap Growth Portfolio	Class S	Neuberger Berman Management Inc.	Domestic equity: Small growth

Oppenheimer Variable Account Funds

Capital Appreciation Fund	Service	OppenheimerFunds	Domestic equity: Large growth

Global Securities Fund	Service	OppenheimerFunds	International equity: World stock

Main Street Fund®	Service	OppenheimerFunds	Domestic equity: Large blend

Main Street Small Cap Fund	Service	OppenheimerFunds	Domestic equity: Small blend

PIMCO Variable Insurance Trust

High Yield Portfolio	Administrative	Pacific Investment Management Company	Specialty bond: High yield bond

Real Return Portfolio	Administrative	Pacific Investment Management Company	General bond: Inflation-protected bond

Total Return Portfolio	Administrative	Pacific Investment Management Company	General bond: Intermediate-term bond

Rydex Variable Trust

Rydex|SGIVT U.S. Long Short Momentum Fund	n/a	Rydex Investments	Domestic equity: Large growth

Wilshire

2015 ETF Fund	n/a	Wilshire Associates Incorporated	Balanced: Target date 2011-2015

2025 ETF Fund	n/a	Wilshire Associates Incorporated	Balanced: Target date 2021-2025

2035 ETF Fund	n/a	Wilshire Associates Incorporated	Balanced: Target date 2031-2035

+	The full legal name of Invesco Variable Insurance Funds is AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

*	An affiliate of The Dreyfus Corporation.

2010 Portfolio Changes — The list above and this prospectus reflects the name changes and transactions described below.

•	On May 1, 2010, the AIM portfolios changed their brand name to Invesco. For example, AIM V.I. Capital Development Fund became Invesco V.I. Capital Development Fund.

•	On May 25, 2010, the Rydex VT All-Cap Opportunity Fund, a series of the Rydex Variable Trust, changed its name to the Rydex|SGIVT U.S. Long Short Momentum Fund.

•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.

•	On June 1, 2010 or as soon as practical after that date, Van Kampen’s U.S. Mid Cap Value Portfolio and Value Portfolio, which currently are series of The Universal Institutional Funds, Inc., will be merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and change their brand name to Invesco Van Kampen. The list above reflects this anticipated transaction.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

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THE FIXED ACCOUNTS
The available Fixed Account investment options are:
•	Fixed Accumulation Account Option

•	Three-Year Guaranteed Interest Rate Option

•	Seven-Year Guaranteed Interest Rate Option
Note: The following restrictions on allocations to the Fixed Account Option Three-Year Guarantee Period were effective as of May 1, 2009:

•	If you own a Contract with a guaranteed interest rate of 3% for the Fixed Account options, you will not be able to allocate Purchase Payments or transfer amounts to the Fixed Account Option Three-Year Guarantee Period.

•	If you own a Contract with a guaranteed interest rate of less than 3% for the Fixed Account options, you will be able to allocate Purchase Payments or transfer amounts to the Fixed Account Option Three-Year Guarantee Period.

The guaranteed interest rate for your Contract is set out on the contract specification page.
Interests in the Fixed Account options are not securities and are not registered with the SEC. The Fixed Account options are part of the Company’s general account. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.
Fixed Accumulation Account
Amounts allocated to the Fixed Accumulation Account generally will receive a stated rate of interest of at least 3% per year. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.
Fixed Account Options with Guarantee Periods
(This section applies only to Contracts with a guaranteed interest rate of less than 3% for the Fixed Account options.)
Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be at least the minimum required under the law of the state when and where the Contract is issued, but may be higher.
Example: You allocate $5,000 to the Seven-Year Guaranteed Interest Rate Option when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next seven years.
Renewal of Fixed Account Options with Guarantee Periods
At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.
The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the “latest date”).
If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

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Example: You own a Contract with a guaranteed interest rate of 2% for the Fixed Account options. You allocate $5,000 to the Three-Year Guaranteed Interest Rate Option. At the end of the three-year guarantee period, the “latest date” will occur in five years. You do not elect a new option. The $5,000 is re-allocated to the Three-Year Guaranteed Interest Rate Option for another three years. At the end of second three-year guarantee period, the “latest date” will occur in two years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Three-Year Guaranteed Interest Rate Option because the three year guarantee period will extend beyond the “latest date.” No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.
PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS
Overview
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus. The telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrender or withdrawals, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.
Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$2,000	$10,000

Minimum monthly payment under periodic payment program	$50	Not Applicable

Minimum additional payments	$50	$100

Maximum single purchase payment	$1,000,000*or Company approval	$1,000,000* or Company approval

*	The maximum single purchase payment is $500,000 for issue ages above age 80 or Company approval.
The Company reserves the right to increase or decrease the minimum initial purchase payment, or the minimum monthly payment, or the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application or order ticket is in Good Order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket is not in Good Order, the Company will attempt to get the application or order ticket in Good Order within five business days. If the application or order ticket is not in Good Order at the end of this period, the Company will inform the purchaser of the reason for the delay and that the purchase payment will be returned immediately unless the purchaser specifically consents to the Company keeping the purchase payment until the application or order ticket is in Good Order. Once the application or order ticket is in Good Order, the initial purchase payment will be applied to the Owner’s account within two business days. During the right to cancel period, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner has instructed.
Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment and any related instructions are in Good Order. If any portion of the additional purchase payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after we receive the purchase payment and related instructions in Good Order.

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Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.
The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.
Investment Options—Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing of the currently available Subaccounts. Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.
Interests in the Fixed Account options are not securities and are not registered with the SEC. Your Contract contains more information about the Fixed Account options, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Account options.
The Company may, in its sole discretion, restrict or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are:

Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to Three- or Seven-Year Guaranteed Interest Rate Option or any other Fixed Account guaranteed period option which may be offered	$2,000 No amounts may be allocated to any guarantee period option which would extend beyond the Annuity Commencement Date.

Allocations to Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be allocated to the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Allocation during right to cancel period	No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.
Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option (the “Seven Year Option”) such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the Seven Year Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.
Example: You make one purchase payment of $100,000 and you elect the principal guarantee program. At the time of your purchase, the interest rate for the Seven Year Option is 3.75%. We allocate $77,282.87 to the Seven Year Option. You allocate the remaining $22,717.13 to a variable investment option. The $77,282.87 allocated to the Seven Year Option earns interest at an annual rate of 3.75%. The variable investment option performs poorly and, for the seven year period, has a return of -5%.

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•	Because you selected the principal guarantee program, the $77,282.87 allocated to the Seven Year Option grows to $100,000 after seven years. On the other hand, you lose $1,135.86 (-5% x $22,717.13) in the variable option during the seven year period. The $22,717.13 allocated to the variable option declines to $21,581.27 ($22,717.13 — $1,135.86). As a result, your account value is $121,581.27 ($100,000 + $21,581.27) after seven years.

•	If you did not select the principal guarantee program and allocated all of your purchase payment to the variable option, your account would have a –5% return for the seven year period. In this case, you would lose $5,000 (-5% x $100,000) and your account value would be $95,000 ($100,000 — $5,000) after seven years.

	With Principal Guarantee Program		Without Principal Guarantee Program
	At time of purchase	After 7 years	At time of purchase	After 7 years
Seven Year Option	$77,282.87	$100,000.00	$0	$0
Variable Option	$22,717.13	$21,581.27	$100,000	$95,000

Account Value	$100,000.00	$121,581.27	$100,000	$95,000
The amount that must be allocated to the Seven Year Option under the principal guarantee program varies based on the interest rate in effect at the time of the purchase payment.

•	A higher interest rate means that a smaller portion of the purchase payment must be allocated to the Seven Year Option.

•	A lower interest rate means that a larger portion of the purchase payment must be allocated to the Seven Year Option.

CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.
Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment, depending on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3	4	5	6	7	+
CDSC as a percentage of purchase payment withdrawn or surrendered	7%	7%	7%	6%	5%	4%	2%	0%

When and How Deducted	On surrender or withdrawal of purchase payments only, not earnings, during the Accumulation Period. For purposes of calculating the CDSC, we process full or partial surrenders against purchase payments in the order in which we receive them.

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Waivers	• Free withdrawal privilege. See the Surrender and Withdrawals section for information.

• In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•     If the Contract is issued with a tax sheltered annuity endorsement: (i) upon separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

• Long term care waiver rider. See the Surrender and Withdrawals section for information.

• If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

• If the spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes Successor Owner. See the Account Value section for information.

• Where required to satisfy state law.
Deduction for Contingent Deferred Sales Charge When You Take a Withdrawal
Unless you instruct us otherwise, any contingent deferred sales charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.
Contract Maintenance Fee

Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When and How Deducted	During the Accumulation Period the fee is deducted pro rata from amounts invested in the Subaccount and Fixed Account options on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.

Waivers	• During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due.

• During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

• If the Contract is issued with a tax sheltered annuity endorsement.

• in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

• During the Benefit Payment Period where required to satisfy state law.
Transfer Fee

Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

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Administration Charge

Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, this charge is deducted from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.
Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, this charge is deducted from amounts invested in the Subaccounts.

Waivers	None.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.
Expenses Related to Loans
If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus
Maximum Charges
Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.
Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

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If you were a Contract Owner prior to May 1, 2003 and you purchased the Optional Guaranteed Minimum Income Benefit Endorsement, the Optional Earnings Enhancement Rider or the Optional Enhanced Death Benefit Rider (collectively, the “Optional Riders”), please see Appendix C for additional information regarding the Optional Riders.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
TRANSFERS
Transfers
If allowed by the Company, in our sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.
A transfer is effective on the Valuation Date during which we receive the Written Request for transfer. We will process transfers to a Subaccount at the Accumulation Unit Value calculated after we receive the transfer request in Good Order.
The current restrictions on transfers are:

Tax-Qualified and Non-Tax-Qualified

Minimum Transfers from
- any Subaccount	$500 or balance of Subaccount, if less than $1,000

- Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum Transfer to

- Fixed Accumulation Account	None

- Fixed Account option with guarantee period	$2,000 — No amounts may be transferred to a guarantee period option which would extend beyond the Annuity Commencement Date.

Maximum Transfers from

- Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

- Maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.

- Non-Maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary without penalty.

General Restrictions on Transfers from Fixed Account options	▪ May not be made prior to first contract anniversary.

▪ Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

General Restrictions on Transfers to Fixed Account option with guarantee period	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Three-Year Guaranteed Interest Rate Option only during the first contract year.
A transfer is effective on the Valuation Date during which the Company receives the request for transfer. We will process transfers to a Subaccount at the Accumulation Unit Value calculated after we receive the transfer request in Good Order. The Company may, in its sole discretion, restrict or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

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How to Request a Transfer
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-768-5115, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
The Company will not be liable for complying with transfer instructions that the Company reasonably believes are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in Good Order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

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Minimum Account
Service	Description	Requirements	Limitations/Notes
Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.
Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.
Transfer Restrictions Related to Active Trading Strategies
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.
Appendix B to this prospectus contains more information about these processes and restrictions.
WITHDRAWALS AND SURRENDERS
Surrender and Withdrawals
An Owner may surrender a Contract in full or take withdrawals from a Contract during the Accumulation Period. A CDSC may apply on a surrender or withdrawal. If a CDSC applies to a withdrawal, it will generally be deducted from the remaining contract value. For more information about the calculation of the CDSC, please see the Deduction for Contingent Deferred Sales Charge When You Make a Withdrawal section of this prospectus.
A withdrawal or surrender is effective on the Valuation Date during which we receive the Written Request for withdrawal or surrender in Good Order. A withdrawal or surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in Good Order.

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of withdrawal	$500	$500

Minimum remaining Surrender Value after withdrawal	$500	$500

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	Tax-Qualified	Non-Tax-Qualified
Amount available for surrender or withdrawal (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)	Account Value subject to tax law and retirement plan restrictions on surrender and withdrawals	Account Value

Tax-Qualified and Non-Tax-Qualified

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for SIMPLE IRAs in the first two years)

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from purchase payments in the order in which we receive them (CDSC may apply) and then from accumulated earnings (no CDSC applies)

*	The right to make withdrawals or surrender may be restricted if the Contract is issued with a tax sheltered annuity endorsement or an employer plan endorsement.
A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the withdrawal request, unless the Owner requests that the withdrawal be taken from a specific investment option. If you wish to specify the Subaccount(s) and/or Fixed Account option(s) from which you wish to make a withdrawal and the amount of the withdrawal to be taken from each specified Subaccount or Fixed Account option, you must include this information in your written request. A surrender or withdrawal is effective on the Valuation Date during which the Company receives the written request for surrender or withdrawal in Good Order, and will be processed at the next Accumulation Unit Value calculated after we receive the written request in Good Order. Payment of the amount surrendered or withdrawn may be delayed if the amount was paid to the Company by a check that has not yet cleared. As permitted under certain state laws, payment and processing of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal. If we delay processing and payment, we will comply with applicable state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.
Free Withdrawal Privilege
The Company will waive the CDSC on withdrawals of 15% or less of all purchase payments received that have not been previously withdrawn and that would otherwise still be subject to a CDSC. No Free Withdrawal Privilege is available on surrender of a Contract. The Company reserves the right to reduce the Account Value by the amount of any CDSC waived on any withdrawal(s) taken within the six months preceding a request for a surrender. This is in addition to any other applicable deductions. If the Free Withdrawal Privilege is not exercised during a contract year, it does not carry over to the next contract year.
Long-Term Care Waiver Rider
If the Long-Term Care Waiver Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawals may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider.
Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to make a change to any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be

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reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a tax advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.
CONTRACT LOANS
If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. We may make loans to Owners of a Contract that is issued with a tax sheltered annuity endorsement, as allowed under tax law. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral, which will be at least 3%. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.
The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•	Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 3%, the maximum loan interest spread is 5%.

•	Because we are currently charging 6% interest on loans and crediting 3% interest on collateral, the current “loan interest spread” is 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.
If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can partially surrender from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.
If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment. We do not treat loan payments as Purchase Payments for the purpose of the CDSC.
Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or a Fixed Account guaranteed interest rate option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.
ANNUITY BENEFIT
Annuity Benefit
An Owner may designate the Annuity Commencement Date and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract.
For non-tax qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the

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effective date of the Contract, whichever is later. For tax-qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the Owner’s seventieth (70th) birthday.
The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date.
The Owner generally may select any form of settlement option currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include fixed dollar payments, variable dollar payments, or a combination of variable and fixed dollar payments. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus.
DEATH BENEFIT
Death Benefit
A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes the Successor Owner of the Contract, the death benefit will be paid following the death of the Successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.
The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.
Death Benefit payments shall be made to the Beneficiary as payee. The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. Any payments that remain after the death of the Beneficiary would be paid to a contingent payee designated in a settlement option election made by the Owner, or if none then to a contingent payee designated by the Beneficiary, or if none then to the estate of the last payee.
Non-tax-qualified contracts also allow a Beneficiary that is a non-natural person to elect instead to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. In that case, payments under a life option would be based on the life of the person to whom the Beneficiary is obligated, and any payments that remain after the death of a payee or contingent payee would revert to the Beneficiary.
The death benefit may be paid in a lump sum, or in any form of settlement option then available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. An Owner may elect the form of payment of the death benefit at any time before his or her death. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit pro rata to a combination of variable and fixed dollar payments for a fixed period of four years.
A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.
If you were a Contract Owner prior to May 1, 2003 and you purchased the Optional Enhanced Death Benefit Rider, please see Appendix C for additional information regarding the Optional Enhanced Death Benefit Rider.
Death Benefit Amount
The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2003, the Company sought approval from the various states for a Contract and/or endorsement with revised provisions concerning the determination of the Death Benefit Amount (the “2003 Death Benefit Endorsement”). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.
Death Benefit Amount (Version 1)
This Version 1 of the Death Benefit Amount applies to:
•	all Contracts issued in any state after May 1, 2006; and
•	all Contracts issued prior to May 1, 2006 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or
2)	the total purchase payments, reduced proportionally for withdrawals; or
3)	the lesser of (a) the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner’s 65th birthday, reduced proportionally for withdrawals taken after such value was reached, or (b) 200% of the total purchase payments, reduced proportionally for withdrawals.
The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.
Death Benefit Amount (Version 2)
This Version 2 of the Death Benefit Amount applies to all Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or
2)	the total purchase payments, reduced proportionally for withdrawals; or
3)	the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to any owner’s 80th birthday, reduced proportionally for subsequent withdrawals.
The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

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Example of Determination of Death Benefit Amount (Version 2)
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 2 Death Benefit amount is calculated.
This example assumes:
•	your total Purchase Payments equal $100,000,
•	your Account Value is $90,000,
•	the “Largest Account Value” is $140,000, and
•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.
Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage

	$90,000	Account Value immediately before withdrawal		Reduction

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction
Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	–11,111

Purchase Payments reduced for withdrawals	$88,889
Step Three: Calculate the proportional reduction in the Largest Account Value.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage

	$90,000	Account Value immediately before withdrawal		Reduction

$140,000	Largest Account Value	x 11.1111%	Percentage Reduction	= $15,556	Proportional Reduction
Step Four: Calculate the reduced Largest Account Value amount.

Largest Account Value	$140,000
Less proportional reduction for withdrawals	– 15,556

Largest Account Value reduced for withdrawals	$124,444
Step Five: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Largest Account Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.
The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

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Example of Determination of Death Benefit Amount (Version 1)
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 1 Death Benefit amount is calculated.
All of the assumptions and the calculations in Steps One through Four in the previous example for Version 2 apply. Here are Steps Five through Seven for Version 1.
Step Five: Calculate the proportional reduction in the 200% Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage

	$90,000	Account Value immediately before withdrawal		Reduction

$200,000	200% Purchase Payments	x 11.1111%	Percentage Reduction	= $22,222	Proportional Reduction
Step Six: Calculate the reduced 200% Purchase Payment amount.

200% Purchase Payments	$200,000
Less proportional reduction for withdrawals	– 22,222

200% Purchase Payments reduced for withdrawals	$177,778
Step Seven: Determine the Death Benefit amount.
Immediately after the withdrawal, the applicable amounts are:

1.		Account Value	$80,000
2.		reduced Purchase Payments	$88,889
3.	(a)	reduced Largest Account Value	$124,444
3.	(b)	reduced 200% Purchase Payments	$177,778
Immediately after the withdrawal, the reduced Largest Account Value of $124,444 is the less than the reduced 200% Purchase Payments of $177,778. As a result, the reduced 200% Purchase Payments cannot be the Death Benefit amount.
Immediately after the withdrawal, the reduced Largest Account Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.
The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.
Step Up in Value for Successor Owner
If your spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes the Successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit which would have been payable if your spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) had not become the Successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option. There is no additional charge associated with this feature.
If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.
For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a Successor Owner election, but never later than one year after the date of death of the Owner.
If your spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) becomes the Successor Owner of the Contract, any Contingent Deferred Sales Charge which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the Successor Owner, Contingent Deferred Sales Charges will apply as described in this Contract, to those additional purchase payments only.
Payment of Benefits
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value and generally may be calculated and paid: (1) as variable dollar payments; (2) as fixed dollar payments; or (3) as a combination of both. There is no additional charge associated with the form of Death Benefit election. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar payment may be less than the variable dollar base payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between variable dollar payments and fixed dollar payments are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after variable dollar payments have been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.
If the beneficiary is an individual and the lump sum payment option is selected, we pay the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We send the beneficiary a personalized “checkbook” for this account. The beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.
The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.
The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

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In some circumstances when a lump sum payment option is selected, we do not establish a draft account for the beneficiary.

•	If the death benefit is less than $5,000 or the beneficiary is a non-natural person such as a trust, estate or corporation, we pay the death benefit with a single check payable to the beneficiary.

•	If the beneficiary is a resident of Arkansas, Colorado, Florida, Kansas, Maryland, Nevada, North Carolina or North Dakota and he or she requests that the lump sum be paid by check, we pay the death benefit with a single check payable to the beneficiary.

SETTLEMENT OPTIONS
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)
Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Income for a Fixed Period, Not to Exceed Life Expectancy: The Company will make periodic payments for a fixed period equal to the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables adopted by the Health Care Financing Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.
For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40%male) with interest at 1% per year, compounded annually.

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For all other Contracts, the Company uses applicable 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 2% per year, compounded annually.
Forms of Benefit Payments Under Settlement Options
Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.
You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.
Fixed Dollar Payments
The amount to be applied to fixed dollar payments is the fixed Account Value as of the Commencement Date. It will include the amount of any transfer to fixed dollar payments that is made from the Separate Account on that date. It will not include the amount of any transfer to variable dollar payments that is made from the Fixed Accumulation Account as of the end of the Valuation Period that precedes the Commencement Date. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.
Fixed dollar payments are determined as follows. We start with the amount to be applied to fixed dollar payments. We then deduct a pro-rata portion of the contract maintenance fee. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained for the settlement option that is elected. Fixed dollar payments will remain level for the duration of the payment period.
Variable Dollar Payments
The amount to be applied to variable dollar payments is the variable Account Value as of the end of the Valuation Period that precedes the Commencement Date. It will include the amount of any transfer to variable dollar payments that is made from the Fixed Accumulation Account as of that same time. It will be reduced by the amount of any transfer to fixed dollar payments that is to be made from the Separate Account on the Commencement Date. An amount that is transferred from the Fixed Accumulation Account will be allocated among the Subaccounts by Written Request. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.
The variable dollar base payment on the Commencement Date is determined as follows. We start with the amount to be applied to variable dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained for the settlement option that is elected.
The total amount of each variable dollar payment will be equal to the sum of the payments from each Subaccount. The payment from each Subaccount is found by multiplying the number of Benefit Units held in that Subaccount for such variable dollar payments by the Benefit Unit Value for that Subaccount. We do this as of the end of the fifth Valuation Period before the date that the payment is due.
Number of Benefit Units. The number of Benefit Units in each Subaccount held for variable dollar payments is determined as follows. We divide the dollar amount of the variable dollar base payment from each Subaccount by the Benefit Unit Value for that Subaccount as of the Commencement Date. The number of Benefit Units in each Subaccount will change if the person controlling payments makes transfers among Subaccounts. The Benefit Units in each Subaccount will change proportionally to a change in the base payment due to any change in the payment interval or as specified by the settlement option. Otherwise, the number of Benefit Units remains fixed during the payment period.
Benefit Unit Values. An explanation of how Benefit Unit Values are calculated is included in the Definitions section of this prospectus.
Subsequent to the Commencement Date, the actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment.

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We will deduct a pro-rata portion of the contract maintenance fee from each payment.
Considerations in Selecting a Settlement Option and Payment Forms
Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).
•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.
Additional information about the net investment factor and the assumed interest rate is included in the Statement of Additional Information.
THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. The Contracts also may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas Optional Retirement Program or other retirement program.
Right to Cancel
The Owner of a Contract may cancel it before midnight of the tenth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. In addition, when required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 10 days. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.
Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a surrender
Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election

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previously made.
Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.
Successor Owner: The surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) must make an election within one year of the Owner’s death.
As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not you spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.
Civil Union Partners, Domestic Partners and Same-Gender Married Couples: The federal Defense of Marriage Act states that none of the following persons are considered married under federal law: civil union partners, domestic partners, or same-gender married couples. Therefore the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner, a surviving domestic partner, or the surviving spouse of a same-gender marriage. For information about federal tax laws, please consult a tax advisor.
Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.
Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent

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on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.
The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed maturity securities, equity securities and derivatives. Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility and prepayment risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.
The Company and GAA are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
THE SEPARATE ACCOUNT
General
The Separate Account was established by the Company on November 7, 2001 as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interest in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.
Additions, Deletions or Substitutions of Subaccounts
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio. In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by the Company, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitutions from the SEC to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. We will also notify you before we make a substitution.
If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

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VOTING OF PORTFOLIO SHARES
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.
The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is an indirect wholly-owned subsidiary of American Financial Group, Inc. and, as a result, an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through its registered representatives, or pays the commissions to other broker-dealers for sales made through their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the purchase payments received for a contract. The maximum percentage is 8.5% of the purchase payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.
The Statement of Information includes more information about the compensation we pay to GAA and additional compensation that GAA pays to select selling firms.

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FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor who is not affiliated with the Company.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.
Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.

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Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit—Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits TSA plans and 401(k) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the employee’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

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Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts
Plan Types
▪     IRC §401 (Pension, Profit—Sharing, 401(k))
▪     IRC §403(b) (Tax-Sheltered Annuity)
▪     IRC §408 (IRA, SEP, SIMPLE IRA)
▪     IRC §408A (Roth IRA)
▪     IRC §402A (Roth TSA or Roth 401(k))
▪     IRC §457 (Governmental §457)
		▪ IRC §409A ▪ IRC §457 (Nongovernmental §457)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.	Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, or Roth 401(k) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans . Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

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Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.
For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.
OTHER INFORMATION AND NOTICES
Reports and Confirmations
At least once each contract year, we will mail reports of the Contracts Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding — Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.
Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

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THE REGISTRATION STATEMENT
The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The registration number for the Registration Statement is 333-88300.
STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company	3
General Information and History	3
State Regulations	3
Separate Account and Subaccounts	3
Portfolios	3
General Information	3
Revenue We Receive from the Portfolios and/or Their Service Providers	3
Services	4
Telephone, Facsimile and Internet Instructions for Transfer Requests	4
Safekeeping of Separate Account Assets	4
Records and Reports	5
Experts	5
Distribution of the Contracts	5
Special Compensation Paid to GAA	5
Additional Compensation Paid to Selected Selling Firms	5
Performance Information	6
Standardized Total Return—Average Annual Total Return	6
Adjusted Historical Total Return	7
Non-Standardized Total Return—Cumulative Total Return	8
Standardized Yield for the Money Market Subaccount	8
Annuitants	9
Beneficiaries	10
Payees	10
Glossary of Financial Terms	11
Federal Tax Matters	14
Taxation of Separate Account Income	14
Tax Deferral on Non-Tax-Qualified Contracts	15
Financial Statements	15
Copies of the Statement of Additional Information dated May 1, 2010 are available without charge.
•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.
Annuity Investors Variable Account C
Request for Statement of Additional Information

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39

APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
American Century VP Large Company Value Fund-Class II Shares (Inception Date 12/1/2004)
9.041275	43,957.728	12/31/09
7.646966	44,537.203	12/31/08
12.393735	66,250.868	12/31/07
12.742340	24,716.142	12/31/06
10.788646	3,344.811	12/31/05
10.362008	9.860	12/31/04
American Century VP Mid Cap Value Fund-Class II Shares (Inception Date 12/1/2004)
12.330609	22,260.805	12/31/09
9.634492	16,185.293	12/31/08
12.944432	15,275.580	12/31/07
13.455651	10,031.498	12/31/06
11.350424	6,503.783	12/31/05
10.530944	11.390	12/31/04
American Century VP Ultra® Fund-Class II Shares (Inception Date 12/1/2004)
9.037277	13,972.135	12/31/09
6.813422	12,424.308	12/31/08
11.842813	4,484.021	12/31/07
9.940157	3,977.971	12/31/06
10.434491	2,506.898	12/31/05
10.377323	9.850	12/31/04
American Century VP VistaSM Fund -Class I Shares (Inception Date 12/1/2004)
10.046098	69,747.744	12/31/09
8.319404	54,891.436	12/31/08
16.424171	36,829.210	12/31/07
11.918299	22,257.474	12/31/06
11.088360	1,985.344	12/31/05
10.399373	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
9.633554	110,919.248	12/31/09
7.007788	145,392.620	12/31/08
10.412111	11,798.204	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
7.559947	45,163.911	12/31/09
5.845926	30,810.624	12/31/08
9.935864	3,077.896	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
10.895130	27,290.698	12/31/09
7.008211	20,430.238	12/31/08
12.085181	19,936.665	12/31/07
10.684409	15,079.007	12/31/06
10.388053	497.463	12/31/05
10.151024	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 8/1/2002)
11.978371	40,635.453	12/31/09
9.104033	39,281.915	12/31/08
14.115350	34,546.475	12/31/07
13.318763	26,560.304	12/31/06
12.396866	15,657.483	12/31/05
12.164604	7,235.683	12/31/04
11.645424	1,981.213	12/31/03
9.390119	560.157	12/31/02

40

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Dreyfus Stock Index Fund, Inc.-Service Shares (Inception Date 8/1/2002)
12.327045	636,177.515	12/31/09
9.918736	547,488.568	12/31/08
16.050344	683,487.148	12/31/07
15.505594	588,608.021	12/31/06
13.649522	534,136.515	12/31/05
13.255133	400,650.452	12/31/04
12.181740	185,677.680	12/31/03
9.646019	2,758.163	12/31/02
Dreyfus VIF Appreciation Portfolio-Service Shares (Inception Date 8/1/2002)
12.122559	42,840.447	12/31/09
10.058744	38,541.297	12/31/08
14.516747	38,008.940	12/31/07
13.779847	33,183.896	12/31/06
12.025882	29,869.988	12/31/05
11.713889	27,280.049	12/31/04
11.336144	18,453.983	12/31/03
9.513308	2,001.150	12/31/02
Dreyfus VIF Money Market Portfolio (Inception Date 8/1/2002)
1.060266	1,158,332.317	12/31/09
1.073155	1,277,485.122	12/31/08
1.062268	205,259.591	12/31/07
1.028959	140,143.138	12/31/06
0.998347	116,327.670	12/31/05
0.986328	214,563.135	12/31/04
0.992455	179,328.613	12/31/03
0.999409	531.650	12/31/02
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.907869	72,091.397	12/31/09
7.558919	41,708.017	12/31/08
10.093988	1,909.379	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.218964	6,891.081	12/31/09
9.572516	5,606.231	12/31/08
10.331779	1,374.395	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.282285	36,920.439	12/31/09
6.738875	28,155.311	12/31/08
9.994910	11,716.344	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.525025	18,790.289	12/31/09
8.526582	14,017.897	12/31/08
10.193054	6,469.193	12/31/07

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Invesco V.I. Capital Development Fund-Series II Shares (Inception Date 8/1/2002)
13.837989	56,260.538	12/31/09
9.884056	54,315.270	12/31/08
18.961204	59,838.559	12/31/07
17.397009	49,305.901	12/31/06
15.176355	9,744.322	12/31/05
14.085962	7,531.439	12/31/04
12.393289	2,822.119	12/31/03
9.305544	20.637	12/31/02
Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
10.042331	32,189.738	12/31/09
7.938572	26,582.853	12/31/08
11.525903	30,396.259	12/31/07
10.812798	24,249.711	12/31/06
Invesco V.I. Financial Services Fund-Series I Shares (Inception Date 8/1/2002)
6.020905	23,355.873	12/31/09
4.792030	18,987.858	12/31/08
11.984818	14,821.842	12/31/07
15.628052	13,322.414	12/31/06
13.611324	9,674.333	12/31/05
13.034092	7,185.229	12/31/04
12.163423	2,896.565	12/31/03
9.517996	723.758	12/31/02
Invesco V.I. Global Health Care Fund-Series I Shares (Inception Date 8/1/2002)
13.511580	56,334.359	12/31/09
10.733033	61,445.702	12/31/08
15.250844	82,482.904	12/31/07
13.829114	85,818.767	12/31/06
13.327383	30,012.123	12/31/05
12.497716	18,980.246	12/31/04
11.782958	8,001.299	12/31/03
9.350166	873.440	12/31/02
Invesco V.I. Government Securities Fund-Series II Shares (Inception Date 8/1/2002)
12.014345	43,025.992	12/31/09
12.216679	59,561.758	12/31/08
11.064895	38,847.797	12/31/07
10.577119	24,490.949	12/31/06
10.386363	19,096.109	12/31/05
10.387340	13,498.822	12/31/04
10.301240	10,429.013	12/31/03
10.349547	161.630	12/31/02
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares (Inception Date 8/1/2002)
15.597641	28,897.793	12/31/09
12.182186	26,043.820	12/31/08
17.324473	21,909.614	12/31/07
16.079023	18,156.969	12/31/06
14.693181	12,784.322	12/31/05
13.891676	9,428.947	12/31/04
12.405251	5,141.986	12/31/03
9.900183	880.035	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date 5/1/2007)
7.882594	45,139.707	12/31/09
6.591393	36,897.224	12/31/08
9.732791	27,515.769	12/31/07
12.511427	4,619.128	12/31/06
10.833971	600.688	12/31/05
10.176734	9.860	12/31/04
Invesco V.I. Utilities Fund-Series II Shares (Inception Date 8/1/2002)
14.938860	70,151.887	12/31/09
13.219963	67,917.909	12/31/08
19.867972	87,867.876	12/31/07
16.747843	78,449.100	12/31/06
13.560705	12,876.573	12/31/05
11.799746	3,448.464	12/31/04
11.673106	809.087	12/31/03
9.952005	160.179	12/31/02
Invesco Van Kampen V. I. U.S. Mid Cap Value Portfolio-Series I (Inception Date 8/1/2002)
16.890512	83,007.767	12/31/09
12.305688	82,839.831	12/31/07
21.258576	119,378.348	12/31/07
19.993732	115,346.825	12/31/06
16.799573	21,983.706	12/31/05
15.170153	15,429.105	12/31/04
13.426070	9,541.082	12/31/03
9.620494	4,062.996	12/31/02
Invesco Van Kampen V.I. Value Portfolio-Series I (Inception Date 8/1/2002)
13.597024	121,587.576	12/31/09
10.527027	114,491.029	12/31/08
16.645229	203,973.007	12/31/07
17.416985	158,613.034	12/31/06
15.111238	66,896.688	12/31/05
14.656386	9,891.910	12/31/04
12.614221	3,496.288	12/31/03
9.539484	121.329	12/31/02
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 8/1/2002)
15.256475	141,851.869	12/31/09
12.321008	130,479.184	12/31/08
14.887467	131,992.277	12/31/07
13.691550	116,859.761	12/31/06
12.575656	102,587.598	12/31/05
11.846272	71,391.016	12/31/04
11.094077	41,791.322	12/31/03
9.891881	3,946.607	12/31/02
Janus Aspen Enterprise Portfolio-Service Shares (Inception Date 8/1/2002)
17.883074	24,083.440	12/31/09
12.556396	18,517.478	12/31/08
22.684432	20,941.698	12/31/07
18.899114	13,105.638	12/31/06
16.916034	8,733.851	12/31/05
15.313707	5,249.290	12/31/04
12.891285	3,210.704	12/31/03
9.699616	39.899	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Janus Aspen Janus Portfolio-Service Shares (Inception Date 8/1/2002)
12.796036	102,266.043	12/31/09
9.541464	45,260.377	12/31/08
16.093765	34,266.825	12/31/07
14.219388	26,926.954	12/31/06
12.976116	18,826.052	12/31/05
12.652132	10,812.813	12/31/04
12.313993	4,608.343	12/31/03
9.495808	1,119.714	12/31/02
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 12/1/2004)
20.613378	129,102.940	12/31/09
11.674613	106,914.106	12/31/08
24.787670	78,181.296	12/31/07
19.638980	34,502.644	12/31/06
13.583222	4,042.915	12/31/05
10.440624	0.940	12/31/04
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
9.178449	9,473.703	12/31/09
5.904344	8,167.493	12/31/08
11.249638	10,772.671	12/31/07
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 8/1/2002)
17.249879	142,982.214	12/31/09
13.630311	160,213.596	12/31/08
22.260722	279,688.729	12/31/07
27.226536	287,845.999	12/31/06
20.001940	155,657.553	12/31/05
17.330026	72,839.701	12/31/04
12.885769	24,219.165	12/31/03
9.501755	2,734.239	12/31/02
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 8/1/2002)
13.830390	109,707.002	12/31/09
10.831140	89,856.814	12/31/08
17.538603	45,475.317	12/31/07
16.603619	36,583.825	12/31/06
14.899168	16,277.456	12/31/05
13.971622	7,813.723	12/31/04
12.262935	1,597.413	12/31/03
9.463727	82.118	12/31/02
Neuberger Berman AMT Small-Cap Growth Portfolio-Class S (Inception Date 8/1/2002)
10.123469	16,810.777	12/31/09
8.364074	17,835.756	12/31/08
14.016051	15,272.339	12/31/07
14.143428	13,233.721	12/31/06
13.628047	11,682.383	12/31/05
13.431931	6,767.693	12/31/04
12.176094	3,161.583	12/31/03
9.872126	359.457	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 8/1/2002)
12.490338	46,677.588	12/31/09
8.787743	36,652.495	12/31/08
16.403071	31,444.936	12/31/07
14.612162	27,015.172	12/31/06
13.761888	27,584.174	12/31/05
13.309588	16,353.615	12/31/04
12.660665	4,492.715	12/31/03
9.823242	148.717	12/31/02
Oppenheimer Global Securities Fund/VA-Service Shares (Inception Date 8/1/2002)
17.068484	61,499.274	12/31/09
12.422191	53,864.050	12/31/08
21.115403	50,707.428	12/31/07
20.189203	43,587.810	12/31/06
17.445602	23,060.748	12/31/05
15.511618	12,682.808	12/31/04
13.233117	4,319.900	12/31/03
9.392389	1,238.596	12/31/02
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 12/1/2004)
9.573777	78,304.053	12/31/09
7.586030	66,250.322	12/31/08
12.536531	54,341.218	12/31/07
12.208666	29,384.725	12/31/06
10.789249	15,088.205	12/31/05
10.347969	190.441	12/31/04
Oppenheimer Main Street Small Cap Fund/VA-Service Shares (Inception Date 8/1/2002)
15.614000	89,132.743	12/31/09
11.568875	76,652.274	12/31/08
18.926901	66,017.342	12/31/07
19.468156	48,567.463	12/31/06
17.219550	30,309.279	12/31/05
15.917104	17,182.645	12/31/04
13.544731	3,814.568	12/31/03
9.521600	320.355	12/31/02
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 8/1/2002)
16.843631	38,556.510	12/31/09
12.164139	33,550.286	12/31/08
16.136017	54,031.426	12/31/07
15.811034	52,762.918	12/31/06
14.696796	42,210.941	12/31/05
14.314467	30,938.324	12/31/04
13.250170	5,366.862	12/31/03
10.931205	272.892	12/31/02
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 8/1/2002)
14.372242	163,663.862	12/31/09
12.311596	184,263.092	12/31/08
13.434606	213,649.597	12/31/07
12.313079	274,255.690	12/31/06
12.398743	326,635.119	12/31/05
12.315751	212,435.756	12/31/04
11.465923	113,684.075	12/31/03
10.680681	3,424.300	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 8/1/2002)
14.464478	182,592.860	12/31/09
12.860112	207,805.401	12/31/08
12.445605	215,400.944	12/31/07
11.606305	71,007.383	12/31/06
11.334234	66,923.627	12/31/05
11.219548	49,236.730	12/31/04
10.847977	70,042.474	12/31/03
10.471579	6,920.654	12/31/02
Rydex|SGI VT All-Cap Opportunity Fund (Inception Date 8/1/2002)
13.840415	49,925.710	12/31/09
11.027126	47,768.171	12/31/08
18.872120	49,728.009	12/31/07
15.594396	21,312.472	12/31/06
14.198611	13,376.790	12/31/05
12.663409	8,231.520	12/31/04
11.600015	2,259.757	12/31/03
9.054980	122.546	12/31/02
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
8.486115	32,439.702	12/31/09
6.280197	31,069.192	12/31/08
10.683643	38,845.493	12/31/07
Wilshire 2015 ETF Fund (Inception Date 5/1/2007)
8.853895	13,576.213	12/31/09
7.460428	10,551.710	12/31/08
10.007599	5,337.492	12/31/07
Wilshire 2025 ETF Fund (Inception Date 5/1/2007)
8.378892	6,616.006	12/31/09
7.054421	5,436.769	12/31/08
9.970642	4,252.455	12/31/07
Wilshire 2035 ETF Fund (Inception Date 5/1/2007)
7.790364	10,773.794	12/31/09
6.535932	8,503.697	12/31/08
9.921001	4,840.051	12/31/07
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2009. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.
If you invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccounts will be contained in a special Supplemental Prospectus dated May 1, 2010 for Closed Subaccounts.
2010 Portfolio Changes — The table above reflects the name changes and transactions described below.

•	On May 1, 2010, the AIM portfolios changed their brand name to Invesco. For example, AIM V.I. Capital Development Fund became Invesco V.I. Capital Development Fund.

•	On May 25, 2010, the Rydex VT All-Cap Opportunity Fund, a series of the Rydex Variable Trust, changed its name to the Rydex|SGIVT U.S. Long Short Momentum Fund.

•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.

On June 1, 2010 or as soon as practical after that date, Van Kampen’s U.S. Mid Cap Value Portfolio and Value Portfolio, which currently are series of The Universal Institutional Funds, Inc., will be merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and change their brand name to Invesco Van Kampen. The list above reflects this anticipated transaction.

APPENDIX B: TRANSFER RESTRICTIONS
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values;
•	Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.
As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract Owner notifying the Contract Owner that:
• we have identified the Contract Owner as a person engaging in harmful trading practices; and

•     if the Contract Owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.
On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

47

U.S. Mail Restrictions on Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.
The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.
Other Restrictions
The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:
•	the dollar amount involved in the transfer event
•	the total assets of the Portfolio involved in the transfer event;
•	the number of transfer events completed in the current Contract year quarter; or
•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.
Information Sharing
As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•	To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

APPENDIX C: OPTIONAL ENHANCED DEATH BENEFIT RIDER
This Appendix C provides information you should know regarding the Optional Guaranteed Minimum Income Benefit Endorsement, the Optional Earnings Enhancement Rider and the Optional Enhanced Death Benefit Rider (collectively, the “Optional Riders”) if you were a Contract Owner prior to May 1, 2003 and you purchased one or more of the Optional Riders. If you purchased one or more of the Optional Riders, the following information replaces the information contained in the body of the prospectus.
Table B: Annual Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract and you have purchased one or more of the Optional Riders, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

Annual Expenses With Optional Endorsement and Both Optional Riders
(Highest Possible Charges*)
Annual Contract Maintenance Fee	$30

Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Optional Guaranteed Minimum Income Benefit Endorsement Charge	0.30%
Optional Earnings Enhancement Benefit Rider Charge	0.30%
Optional Enhanced Death Benefit Rider Charge*	0.25%
Total Separate Account Annual Expenses (Highest Possible Charges*)	2.25%

*	In this table, we included the higher charge for the Optional Enhanced Death Benefit Rider. The charge for this Rider depends on the age of the Owner when the Rider was issued. If the Rider was issued to an Owner who was then over age 70 and under age 79, the Rider charge is 0.25%. If the Rider was issued to an Owner who was then age 70 or younger, the Rider charge is 0.10%. Only one Death Benefit Rider will be issued with any Contract.

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the prospectus), the Annual Expenses (described in Table B above), and Portfolio operating expenses (described in Table C of the prospectus). Your actual costs may be higher or lower than the costs shown in the examples. By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.
Example 1: Contract with Highest Possible Charges and Maximum Fund Operating Expenses
Assumptions

•	You invest $10,000 in the Contract with all of the Optional Riders and endorsements (the highest possible charges) for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses including all Optional Riders (2.25%), and the maximum Portfolio expenses (2.47% before reimbursement or 1.71% after reimbursement) are incurred.

In this table, we assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,209	$2,302	$3,306	$6,375
After reimbursement	$1,134	$2,075	$2,925	$5,596

In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$509	$1,602	$2,806	$6,375
After reimbursement	$434	$1,375	$2,425	$5,596
By comparing the costs shown in the tables above, you can see the impact of contingent deferred sales charges on your costs.
Charges and Deductions for Optional Riders
If you purchased your Contract before May 1, 2003 and selected one of the Optional Riders listed below, there is an additional charge for the Optional Rider.

•	Optional Guaranteed Minimum Income Benefit Endorsement

•	Optional Earnings Enhancement Benefit Rider

•	Optional Enhanced Death Benefit Rider

The tables below set out information about these additional charges.

Optional Guaranteed Minimum Income Benefit Endorsement Charge
Purpose of Charge	Compensation for bearing certain risks under this Endorsement. These risks arise from our obligation under this Endorsement to allow you to base Annuity Benefit Payments on the GMIB Annuity Benefit Value if they so choose, which may result in a larger Annuity Benefit Payment than that otherwise payable under the Contract.

Amount of Charge	Daily charge equal to 0.000823% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

When Assessed	During the Accumulation Period.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

Optional Earnings Enhancement Benefit Rider Charge
Purpose of Charge	Compensation for bearing certain risks under this Rider. These risks arise from our obligation to pay an increased Death Benefit Amount (or an increased Enhanced Death Benefit Amount, if applicable), when a Death Benefit becomes payable as a result of an Owner’s death.

Amount of Charge	Daily charge equal to 0.000823% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

When Assessed	During the Accumulation Period.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

Optional Enhanced Death Benefit Rider Charge
Purpose of Charge	Compensation for bearing mortality risks under this Rider. These increased risks arise from our obligation to pay an Enhanced Death Benefit Amount which may exceed the Death Benefit Amount otherwise payable under the Contract.

Amount of Charge	If issued to an Owner age 70 or younger Daily charge equal to 0.000274% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.10%. If issued to an Owner over age 70 but under age 79 Daily charge equal to 0.000686% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.25%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

Optional Guaranteed Minimum Income Benefit Endorsement
If you purchased your Contract before May 1, 2003 and selected the Optional Guaranteed Minimum Income Benefit Endorsement (the “GMIB Endorsement”), the information in this section applies to your Contact.
The GMIB Endorsement gives you the option of having annuity benefit payments based on the GMIB Annuity Benefit Value, instead of the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.
GMIB Annuity Benefit Value
The GMIB Annuity Benefit Base is used to calculate your GMIB Annuity Benefit Value. The GMIB Annuity Benefit Base, at the end of any Valuation Period, is equal to all purchase payments received as of that date:

1)	reduced proportionally for any partial surrenders;

2)	less the annual contract maintenance fee, any transfer fees and any applicable charges due under any optional riders or endorsements to the Contract;

3)	less any applicable CDSC;

4)	less outstanding loans; and

5)	less any purchase payments received in the immediately preceding twelve (12) months.

For purposes of calculating the GMIB Annuity Benefit Base, all adjustments will occur at the time the transaction occurs. The adjustment for partial surrenders will reduce the GMIB Annuity Benefit Base in the same proportion that the Account Value was reduced on the date of the partial surrender. All other adjustments will reduce the GMIB Annuity Benefit Base on a dollar for dollar basis.
The GMIB Annuity Benefit Value, at the end of any Valuation Date, is equal to

•	the GMIB Annuity Base, compounded daily, at an effective annual interest rate (the “GMIB Interest Rate,” as described below), from the Contract Effective Date until the Contract Anniversary immediately following the oldest Owner’s 85th birthday, or the GMIB Commencement Date, whichever is earlier; plus

•	any Purchase Payments received in the immediately preceding twelve (12) months.

The GMIB Annuity Benefit Value and the GMIB Annuity Benefit Base are used only in connection with the determination of annuity payments, and have no affect on other Contract provisions, riders or endorsements. Neither the GMIB Annuity Benefit Value nor the GMIB Annuity Benefit Base reflects the Account Value.
GMIB Interest Rate
The GMIB Interest Rate depends on the age of the oldest Owner on the Contract Effective Date.

•	The GMIB Interest Rate is equal to an effective annual interest rate of 6% if the oldest Owner is age 75 or younger on the Contract Effective Date.

•	The GMIB Interest Rate is equal to an effective annual interest rate of 5% if the oldest Owner is over age 75 but under Age 80 on the Contract Effective Date.

After the first Contract year, the GMIB Interest Rate applicable to any Contract will be reduced by 3% if the Fixed Account Value exceeds 30% of the total Account Value on the last Valuation Date of any quarter. This means that, if the GMIB Interest Rate otherwise would have been 6%, it will be reduced to 3% for that quarter. If the GMIB Interest Rate otherwise would have been 5%, it will be reduced to 2% for that quarter.
To avoid a reduction in the applicable GMIB Interest Rate, an Owner should carefully monitor allocations to the Fixed Account.
Limitation on Settlement Options
If the Owner chooses to have annuity benefit payments based on the GMIB Annuity Benefit Value, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months and may be based only on the GMIB Option Tables included in the GMIB Endorsement. No variable dollar benefit payment option is available if the Owner elects to receive annuity benefit payments based on the GMIB Annuity Benefit Value.

Under GMIB Option Life Annuity with Payments for at Least 120 Months, we will make periodic payments at the beginning of each payment interval for at least 120 months, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Calculation of Fixed Dollar Benefit Payments under the GMIB Endorsement
For fixed dollar payments made under the terms of the GMIB Endorsement, we guarantee minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals, with a ten year age setback, and with interest at 2 1/2% per year, compounded annually.
Termination of the GMIB Endorsement
The Owner cannot discontinue the GMIB Endorsement after the Contract Effective Date.
The GMIB Endorsement will terminate automatically on the earliest of the following:

1)	the date the Contract is fully surrendered;

2)	the Annuity Commencement Date;

3)	the 31st calendar day following the Contract anniversary immediately preceding the oldest Owner’s 91st birthday;

4)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

5)	the date you name a new Owner who is older than the oldest previous Owner; or

6)	the date the Contract is otherwise terminated in accordance with Contract provisions.

Impact of Selection of GMIB Endorsement on Annuity Benefit Value

Contract Provision	GMIB Provision
The first day of the Benefit Payment Period in which annuity payments are made is referred to as the “Annuity Commencement Date.”	The first day of the Benefit Payment Period in which annuity payments are made is referred to the “GMIB Commencement Date.”

Unless we agree otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later.
The GMIB Commencement Date must be on, or during the thirty (30) calendar day period immediately following, the tenth (10th) or any subsequent Contract anniversary prior to the oldest Owner’s ninety-first (91st) birthday.

The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date.
Annuity payments will be based on the GMIB Annuity Benefit Value as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.

You generally may select any form of settlement option currently available.	The only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months.
********************
Before electing the GMIB Endorsement, you should consult a qualified financial advisor. In particular, the election of the GMIB Endorsement may not be appropriate for contract Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of ten (10) contract years.
While the GMIB Endorsement does provide a guaranteed GMIB Annuity Benefit Value, and therefore may afford some protection against unfavorable market performance, the GMIB Endorsement does not in any way guarantee the performance of any underlying portfolio, or any other investment option available under the contract.

•	The GMIB Endorsement does not restrict or limit the rights of contract Owners to annuitize the contract based on the Account Value at other times permitted under the contract.

•	The GMIB Endorsement does not in any way restrict the right to annuitize the contract using an Account Value that may be higher than the GMIB Annuity Benefit Value.

Owners should remember, however, that the GMIB Endorsement can not be discontinued once it is elected. This means that the GMIB charge will continue to be assessed even if the investment performance of the contract results in an Account Value that exceeds the GMIB Annuity Benefit Value.

Optional Earnings Enhanced Benefit Rider
If you purchased your Contract before May 1, 2003 and selected the Optional Earnings Enhancement Benefit Rider (the “EEB Rider”), the information in this section applies to your Contact.
If a death benefit becomes payable as a result of an Owner’s death while the EEB Rider is in effect, an Earnings Enhancement Benefit Amount (“EEB Amount”) is provided. The Death Benefit Amount (or the Enhanced Death Benefit Amount or Stepped-Up Death Benefit Amount, if applicable) will be increased by the EEB Amount, if any.
No more than one death benefit (whether or not increased by any EEB Amount) is payable under the Contract and the EEB Rider.
EEB Amount
The EEB Amount depends on the age of the oldest Owner on the Contract Effective Date.

•	If the oldest Owner was age 69 or younger on the Contract Effective Date, the EEB Amount will be the lesser of:

•	40% of Earnings (as defined below); or

•	40% of purchase payments not already withdrawn.

•	If the oldest Owner was age 70 to 74 on the Contract Effective Date, the EEB Amount will be the lesser of:

•	25% of Earnings (as defined below) or

•	25% of purchase payments not already withdrawn.

Earnings
Solely for purposes of calculating the EEB Amount, Earnings are defined as the Account Value as of the Valuation Date immediately preceding the Death Benefit Valuation Date, minus purchase payments not already withdrawn. Partial surrenders taken prior to the Death Benefit Valuation Date will be deemed to have been taken from earnings first, and then from purchase payments, for purposes of calculating the EEB Amount under the EEB Rider.
Termination of the EEB Rider
The Owner cannot discontinue the EEB Rider after the Contract Effective Date.
The EEB Rider will terminate automatically on the earliest of the following:

1)	the date the Contract is fully surrendered;

2)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

3)	the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

4)	the date the Owner names a new Owner who is older than the oldest previous Owner; or

5)	the date the Contract is otherwise terminated in accordance with Contract provisions.

If the receipt of any benefit under the EEB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EEB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EEB Rider will be refunded.
Optional Enhanced Death Benefit Rider
If you purchased your Contract before May 1, 2003 and selected the Optional Enhanced Death Benefit Rider (the “EDB Rider”), the information in this section applies to your Contact.
The EDB Rider provides for an Enhanced Death Benefit Amount (“EDB Amount”) when a death benefit becomes payable as a result of the death of any Owner before the Annuity Commencement Date or GMIB Commencement Date, as applicable.
EDB Amount
The EDB Amount, if it is larger, will be paid instead of the Death Benefit Amount otherwise payable under the Contract. Only one death benefit will be paid under the Contract. If an EDB Amount is paid, it is in lieu of the Death Benefit Amount.

The EDB Amount will be equal to total purchase payments, reduced proportionally for partial surrenders, and increased by any interest, as described below; provided, however, that the EDB Amount shall not exceed 200% of the total purchase payments, reduced proportionally for partial surrenders. Any reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender. This reduction may be greater than the withdrawal.
Interest
The interest rate used in the determination of an EDB Amount depends on the Owner’s age when the Owner dies.

•	If any Owner dies before age 80, interest on purchase payments for determination of an EDB Amount compounds daily, at the effective annual interest rate described below (the “Specified Rate”), to the Death Benefit Valuation Date.

•	If any Owner dies on or after his or her 80th birthday, interest compounds daily, at the Specified Rate, to the Contract Anniversary prior to the 80th birthday of the deceased Owner.

Specified Rate
The Specified Rate depends on the Owner’s age when the Contract is issued.

•	If the Contract is issued before any Owner is age 71, the Specified Rate is 5%.

•	If the Contract is issued after any Owner is age 71 and before any Owner is age 79, the Specified Rate is 4%.

Termination of the EDB Rider
The Owner cannot discontinue the EDB Rider after the Contract Effective Date.
The EDB Rider will terminate automatically on the earliest of the following:

1)	the date the Contract is fully surrendered;

2)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

3)	the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

4)	the date you name a new Owner who is older than the oldest previous Owner; or

5)	the date the Contract is otherwise terminated in accordance with Contract provisions.

If the receipt of any benefit under the EDB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EDB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EDB Rider will be refunded.

Condensed Financials for Contracts with One or More Optional Riders

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
American Century VP Large Company Value-Class II Shares (Inception Date 12/1/2004)
8.994680	0.000	8.925268	0.000	12/31/09
7.615283	0.000	7.568031	0.000	12/31/08
12.354999	29.661	12.297133	0.000	12/31/07
12.715490	29.661	12.675321	0.000	12/31/06
10.776807	29.661	10.759070	0.000	12/31/05
10.361113	0.000	10.359777	0.000	12/31/04
American Century VP Mid Cap Value-Class II Shares (Inception Date 12/1/2004)
12.267115	0.000	12.172460	0.000	12/31/09
9.594619	0.000	9.535082	0.000	12/31/08
12.903999	0.000	12.843559	0.000	12/31/07
13.427311	0.000	13.384899	0.000	12/31/06
11.337977	0.000	11.319325	0.000	12/31/05
10.530040	0.000	10.528682	0.000	12/31/04
American Century VP Ultra®-Class II Shares (Inception Date 12/1/2004)
8.990730	0.000	8.921347	0.000	12/31/09
6.785213	0.000	6.743089	0.000	12/31/08
11.805813	0.000	11.750498	0.000	12/31/07
9.919204	0.000	9.887850	0.000	12/31/06
10.423046	0.000	10.405895	0.000	12/31/05
10.376430	0.000	10.375090	0.000	12/31/04
American Century VP VistaSM-Class I Shares (Inception Date 12/1/2004)
9.994331	179.657	9.917194	0.000	12/31/09
8.284943	171.008	8.233535	0.000	12/31/08
16.372858	0.000	16.296198	0.000	12/31/07
11.893183	0.000	11.855601	0.000	12/31/06
11.076211	0.000	11.057991	0.000	12/31/05
10.398477	0.000	10.397136	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
9.607427	0.000	9.568384	0.000	12/31/09
6.995880	0.000	6.978054	0.000	12/31/08
10.405023	0.000	10.394396	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
7.539424	94.218	7.508767	0.000	12/31/09
5.835980	86.999	5.821102	0.000	12/31/08
9.929103	0.000	9.918961	0.000	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
10.838990	0.000	10.755335	0.000	12/31/09
6.979168	0.000	6.935855	0.000	12/31/08
12.047391	0.000	11.990957	0.000	12/31/07
10.661865	0.000	10.628168	0.000	12/31/06
10.376648	0.000	10.359578	0.000	12/31/05
10.150148	0.000	10.148837	0.000	12/31/04

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 8/1/2002)
11.889056	0.000	11.756309	0.000	12/31/09
9.045324	0.000	8.957957	0.000	12/31/08
14.038637	0.000	13.924324	0.000	12/31/07
13.259903	0.000	13.172068	0.000	12/31/06
12.354574	0.000	12.291378	0.000	12/31/05
12.135366	0.000	12.091635	0.000	12/31/04
11.629148	0.000	11.604768	0.000	12/31/03
9.386231	0.000	9.380402	0.000	12/31/02
Dreyfus Stock Index Fund-Service Shares (Inception Date 8/1/2002)
12.235117	0.000	12.098535	2,582.458	12/31/09
9.854767	0.000	9.759604	3,298.880	12/31/08
15.963093	0.000	15.833169	4,641.415	12/31/07
15.437049	0.000	15.334857	5,415.719	12/31/06
13.602939	0.000	13.533406	7,878.569	12/31/05
13.223276	0.000	13.175650	9,713.531	12/31/04
12.164722	0.000	12.139244	12,199.516	12/31/03
9.642028	0.000	9.636045	0.000	12/31/02
Dreyfus VIF Appreciation Portfolio-Service Shares (Inception Date 8/1/2002)
12.032213	0.000	11.897908	0.000	12/31/09
9.993912	0.000	9.897415	0.000	12/31/08
14.437897	51.843	14.320359	0.000	12/31/07
13.718991	51.843	13.628145	0.000	12/31/06
11.984877	51.843	11.923611	0.000	12/31/05
11.685755	97.504	11.643677	0.000	12/31/04
11.320314	61.915	11.296599	0.000	12/31/03
9.509374	0.000	9.503473	0.000	12/31/02
Dreyfus VIF Money Market Portfolio (Inception Date 8/1/2002)
1.053643	0.000	1.041343	0.000	12/31/09
1.067377	0.000	1.056780	0.000	12/31/08
1.057338	0.000	1.048449	0.000	12/31/07
1.024882	0.000	1.017704	0.000	12/31/06
0.995113	0.000	0.989633	0.000	12/31/05
0.983935	0.000	0.980155	0.000	12/31/04
0.990975	0.000	0.988836	0.000	12/31/03
0.998972	0.000	0.998339	0.000	12/31/02
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.883731	0.000	8.847622	0.000	12/31/09
7.546082	0.000	7.526854	0.000	12/31/08
10.087115	0.000	10.076808	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.191274	0.000	10.149862	0.000	12/31/09
9.556273	0.000	9.531938	0.000	12/31/08
10.324752	0.000	10.314202	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.259849	0.000	8.226248	0.000	12/31/09
6.727434	0.000	6.710283	0.000	12/31/08
9.988106	0.000	9.977900	0.000	12/31/07

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.499208	0.000	9.460612	0.000	12/31/09
8.512105	0.000	8.490434	0.000	12/31/08
10.186110	0.000	10.175718	0.000	12/31/07
Invesco V.I. Capital Development Fund-Series II Shares (Inception Date 8/1/2002)
13.734841	0.000	13.581475	0.000	12/31/09
9.820329	0.000	9.725463	0.000	12/31/08
18.858179	0.000	18.704635	0.000	12/31/07
17.320146	0.000	17.205441	0.000	12/31/06
15.124597	0.000	15.047251	0.000	12/31/05
14.052139	43.745	14.001500	0.000	12/31/04
12.375989	0.000	12.350046	0.000	12/31/03
9.301699	0.000	9.295915	0.000	12/31/02
Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
10.004857	0.000	9.948906	0.000	12/31/09
7.916973	0.000	7.884694	0.000	12/31/08
11.506283	0.000	11.476905	0.000	12/31/07
10.805412	0.000	10.794324	0.000	12/31/06
Invesco V.I. Financial Services Fund-Series I Shares (Inception Date 8/1/2002)
5.975970	0.000	5.909180	0.000	12/31/09
4.761098	0.000	4.715074	0.000	12/31/08
11.919681	0.000	11.822627	0.000	12/31/07
15.558993	0.000	15.455965	0.000	12/31/06
13.564893	0.000	13.495535	0.000	12/31/05
13.002778	0.000	12.955934	0.000	12/31/04
12.146434	0.000	12.120987	0.000	12/31/03
9.514057	0.000	9.508153	0.000	12/31/02
Invesco V.I. Global Health Care Fund-Series I Shares (Inception Date 8/1/2002)
13.410851	0.000	13.261126	0.000	12/31/09
10.663828	0.000	10.560826	0.000	12/31/08
15.167677	0.000	15.044457	0.000	12/31/07
13.768001	0.000	13.676798	0.000	12/31/06
13.281919	0.000	13.213994	0.000	12/31/05
12.467695	0.000	12.422775	0.000	12/31/04
11.766505	0.000	11.741845	0.000	12/31/03
9.346304	0.000	9.340507	0.000	12/31/02
Invesco V.I. Government Securities Fund-Series II Shares (Inception Date 8/1/2002)
11.924817	0.000	11.791720	0.000	12/31/09
12.137947	0.000	12.020754	0.000	12/31/08
11.004775	0.000	10.915163	0.000	12/31/07
10.530382	0.000	10.460630	0.000	12/31/06
10.350940	0.000	10.297994	0.000	12/31/05
10.362392	0.000	10.325051	0.000	12/31/04
10.286850	0.000	10.265292	0.000	12/31/03
10.345276	0.000	10.338868	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares (Inception Date 8/1/2002)
15.481349	0.000	15.308564	0.000	12/31/09
12.103634	0.000	11.986767	0.000	12/31/08
17.230324	21.382	17.090061	0.000	12/31/07
16.007969	21.382	15.901972	0.000	12/31/06
14.643051	21.382	14.568190	0.000	12/31/05
13.858287	0.000	13.808384	0.000	12/31/04
12.387906	0.000	12.361973	0.000	12/31/03
9.896086	0.000	9.889956	0.000	12/31/02
Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date 5/1/2007)
7.861141	45.753	7.829069	0.000	12/31/09
6.580131	41.033	6.563278	0.000	12/31/08
9.726078	0.000	9.716018	0.000	12/31/07
12.485067	0.000	12.445631	0.000	12/31/06
10.822090	0.000	10.804291	0.000	12/31/05
10.175858	0.000	10.174541	0.000	12/31/04
Invesco V.I. Utilities Fund-Series II Shares (Inception Date 8/1/2002)
14.853030	81.372	14.725213	0.000	12/31/09
13.157355	81.372	13.063994	0.000	12/31/08
19.794045	0.000	19.683661	0.000	12/31/07
16.702552	0.000	16.634820	0.000	12/31/06
13.537718	0.000	13.503290	0.000	12/31/05
11.791661	0.000	11.779537	0.000	12/31/04
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio-Series I (Inception Date 8/1/2002)
16.764579	0.000	16.577448	0.000	12/31/09
12.226329	0.000	12.108267	0.000	12/31/08
21.143043	19.127	20.970961	0.000	12/31/07
19.905369	19.127	19.773592	0.000	12/31/06
16.742252	19.127	16.656660	0.000	12/31/05
15.133691	0.000	15.079175	0.000	12/31/04
13.407309	0.000	13.379216	0.000	12/31/03
9.616515	0.000	9.610544	0.000	12/31/02
Invesco Van Kampen V. I. Value Portfolio-Series I (Inception Date 8/1/2002)
13.495655	0.000	13.344990	0.000	12/31/09
10.459151	0.000	10.358138	0.000	12/31/08
16.554789	21.309	16.420027	0.000	12/31/07
17.340031	21.309	17.225226	0.000	12/31/06
15.059697	21.309	14.982716	0.000	12/31/05
14.621169	40.745	14.568529	0.000	12/31/04
12.596588	0.000	12.570211	0.000	12/31/03
9.535536	0.000	9.529623	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 12/1/2004)
15.142766	150.238	14.973773	0.000	12/31/09
12.241591	146.546	12.123400	0.000	12/31/08
14.806573	0.000	14.686041	0.000	12/31/07
13.631055	0.000	13.540793	0.000	12/31/06
12.532756	0.000	12.468684	0.000	12/31/05
11.817818	0.000	11.775254	0.000	12/31/04
11.078577	59.397	11.055380	0.000	12/31/03
9.887795	0.000	9.881671	0.000	12/31/02
Janus Aspen Enterprise Portfolio-Service Shares (Inception Date 12/1/2004)
17.749702	0.000	17.551550	0.000	12/31/09
12.475407	0.000	12.354931	0.000	12/31/08
22.561143	0.000	22.377517	0.000	12/31/07
18.815582	0.000	18.691014	0.000	12/31/06
16.858314	0.000	16.772144	0.000	12/31/05
15.276897	0.000	15.221890	0.000	12/31/04
12.873263	0.000	12.846310	0.000	12/31/03
9.695603	0.000	9.689589	0.000	12/31/02
Janus Aspen Janus Portfolio-Service Shares (Inception Date 12/1/2004)
12.700613	55.824	12.558827	0.000	12/31/09
9.479916	55.365	9.388372	0.000	12/31/08
16.006290	0.000	15.875990	0.000	12/31/07
14.156537	0.000	14.062790	0.000	12/31/06
12.931847	0.000	12.865715	0.000	12/31/05
12.621742	93.119	12.576259	0.000	12/31/04
12.296809	0.000	12.271033	0.000	12/31/03
9.491882	0.000	9.485980	0.000	12/31/02
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 12/1/2004)
20.507204	132.846	20.348969	0.000	12/31/09
11.626257	153.054	11.554129	0.000	12/31/08
24.710225	0.000	24.594600	0.000	12/31/07
19.597593	0.000	19.535740	0.000	12/31/06
13.568313	0.000	13.546016	0.000	12/31/05
10.439722	0.000	10.438379	0.000	12/31/04
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
9.153554	0.000	9.116318	0.000	12/31/09
5.894304	0.000	5.879270	0.000	12/31/08
11.241985	0.000	11.230503	0.000	12/31/07
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 8/1/2002)
17.121199	0.000	16.930021	0.000	12/31/09
13.542386	0.000	13.411591	0.000	12/31/08
22.139777	0.000	21.959616	0.000	12/31/07
27.106274	0.000	26.926909	0.000	12/31/06
19.933724	0.000	19.831863	0.000	12/31/05
17.288407	0.000	17.226169	0.000	12/31/04
12.867765	0.000	12.840820	0.000	12/31/03
9.497829	0.000	9.491939	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 8/1/2002)
13.727250	0.000	13.574002	0.000	12/31/09
10.761284	0.000	10.657360	0.000	12/31/08
17.443279	0.000	17.301285	0.000	12/31/07
16.530231	0.000	16.420788	0.000	12/31/06
14.848334	0.000	14.772427	0.000	12/31/05
13.938042	0.000	13.887835	0.000	12/31/04
12.245798	0.000	12.220142	0.000	12/31/03
9.459807	0.000	9.453942	0.000	12/31/02
Neuberger Berman AMT Small-Cap Growth Portfolio-Class S (Inception Date 8/1/2002)
10.048009	0.000	9.935822	0.000	12/31/09
8.310156	0.000	8.229893	0.000	12/31/08
13.939914	0.000	13.826411	0.000	12/31/07
14.080953	0.000	13.987702	0.000	12/31/06
13.581595	0.000	13.512150	0.000	12/31/05
13.399689	0.000	13.351418	0.000	12/31/04
12.159102	0.000	12.133627	0.000	12/31/03
9.868048	0.000	9.861928	0.000	12/31/02
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 8/1/2002)
12.397207	57.676	12.258806	0.000	12/31/09
8.731071	59.238	8.646733	0.000	12/31/08
16.313932	46.824	16.181124	0.000	12/31/07
14.547588	46.824	14.451259	0.000	12/31/06
13.714949	46.824	13.644828	0.000	12/31/05
13.277635	0.000	13.229804	0.000	12/31/04
12.643001	58.353	12.616500	0.000	12/31/03
9.819179	0.000	9.813083	0.000	12/31/02
Oppenheimer Global Securities Fund/VA-Service Shares (Inception Date 8/1/2002)
16.941232	0.000	16.752109	0.000	12/31/09
12.342095	0.000	12.222913	0.000	12/31/08
21.000676	37.689	20.829743	0.000	12/31/07
20.100000	37.689	19.966930	0.000	12/31/06
17.386097	37.689	17.297226	0.000	12/31/05
15.474350	40.571	15.418627	0.000	12/31/04
13.214627	0.000	13.186951	0.000	12/31/03
9.388502	0.000	9.382674	0.000	12/31/02
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 12/1/2004)
9.524456	0.000	9.450936	0.000	12/31/09
7.554615	0.000	7.507719	0.000	12/31/08
12.497365	59.107	12.438810	0.000	12/31/07
12.182942	59.107	12.144437	0.000	12/31/06
10.777408	59.107	10.759664	0.000	12/31/05
10.347078	0.000	10.345742	0.000	12/31/04

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Oppenheimer Main Street Small Cap Fund/VA-Service Shares (Inception Date 8/1/2002)
15.497532	0.000	15.324553	0.000	12/31/09
11.494243	0.000	11.383268	0.000	12/31/08
18.824004	37.351	18.670824	0.000	12/31/07
19.382086	37.351	19.253826	0.000	12/31/06
17.160784	37.351	17.073108	0.000	12/31/05
15.878838	0.000	15.821683	0.000	12/31/04
13.525796	0.000	13.497483	0.000	12/31/03
9.517659	0.000	9.511753	0.000	12/31/02
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 8/1/2002)
16.718065	0.000	16.531517	0.000	12/31/09
12.085700	0.000	11.969022	0.000	12/31/08
16.048302	0.000	15.917666	0.000	12/31/07
15.741142	0.000	15.636915	0.000	12/31/06
14.646646	0.000	14.571764	0.000	12/31/05
14.280067	0.000	14.228635	0.000	12/31/04
13.231661	0.000	13.203953	0.000	12/31/03
10.926694	0.000	10.919931	0.000	12/31/02
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 8/1/2002)
14.265106	532.113	14.105932	0.000	12/31/09
12.232215	522.992	12.114126	0.000	12/31/08
13.361565	935.943	13.252800	0.000	12/31/07
12.258643	935.943	12.177458	0.000	12/31/06
12.356428	935.943	12.293247	0.000	12/31/05
12.286154	885.654	12.241896	0.000	12/31/04
11.449900	885.654	11.425913	0.000	12/31/03
10.676270	0.000	10.669667	0.000	12/31/02
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 8/1/2002)
14.356658	47.413	14.196458	0.000	12/31/09
12.777199	39.671	12.653859	0.000	12/31/08
12.377951	55.007	12.277186	0.000	12/31/07
11.554992	55.007	11.478473	0.000	12/31/06
11.295545	55.007	11.237789	0.000	12/31/05
11.192571	0.000	11.152252	0.000	12/31/04
10.832807	0.000	10.810115	0.000	12/31/03
10.467250	0.000	10.460778	0.000	12/31/02
Rydex|SGI VT All-Cap Opportunity Fund (Inception Date 8/1/2002)
13.737243	0.000	13.583878	0.000	12/31/09
10.956028	0.000	10.850210	0.000	12/31/08
18.769583	0.000	18.616787	0.000	12/31/07
15.525503	0.000	15.422686	0.000	12/31/06
14.150198	0.000	14.077848	0.000	12/31/05
12.632985	0.000	12.587490	0.000	12/31/04
11.583816	0.000	11.559558	0.000	12/31/03
9.051230	0.000	9.045614	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
8.463128	0.000	8.428705	0.000	12/31/09
6.269535	0.000	6.253553	0.000	12/31/08
10.676374	0.000	10.665467	0.000	12/31/07
Wilshire 2015 ETF Fund (Inception Date 5/1/2007)
8.829912	0.000	8.794030	0.000	12/31/09
7.447763	0.000	7.428792	0.000	12/31/08
10.000788	0.000	9.990580	0.000	12/31/07
Wilshire 2025 ETF Fund (Inception Date 5/1/2007)
8.356156	0.000	8.322224	0.000	12/31/09
7.042424	0.000	7.024494	0.000	12/31/08
9.963846	0.000	9.953669	0.000	12/31/07
Wilshire 2035 ETF Fund (Inception Date 5/1/2007)
7.769237	0.000	7.737651	0.000	12/31/09
6.524820	0.000	6.508192	0.000	12/31/08
9.914240	0.000	9.904116	0.000	12/31/07

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
American Century VP Large Company Value-Class II Shares (Inception Date 12/1/2004)
8.902251	0.000	8.856230	0.000	12/31/09
7.552346	0.000	7.520958	0.000	12/31/08
12.277911	0.000	12.239400	0.000	12/31/07
12.661973	0.000	12.635193	0.000	12/31/06
10.753173	0.000	10.741329	0.000	12/31/05
10.359331	0.000	10.358435	0.000	12/31/04
American Century VP Mid Cap Value-Class II Shares (Inception Date 12/1/2004)
12.141083	0.000	12.078343	0.000	12/31/09
9.515326	735.865	9.475791	444.868	12/31/08
12.823485	0.000	12.783274	0.000	12/31/07
13.370800	0.000	13.342536	0.000	12/31/06
11.313118	0.000	11.300672	0.000	12/31/05
10.528226	0.000	10.527319	0.000	12/31/04
American Century VP Ultra®-Class II Shares (Inception Date 12/1/2004)
8.898319	0.000	8.852312	0.000	12/31/09
6.729101	0.000	6.701136	0.000	12/31/08
11.732122	0.000	11.695319	0.000	12/31/07
9.877421	0.000	9.856526	0.000	12/31/06
10.400175	0.000	10.388729	0.000	12/31/05
10.374642	0.000	10.373747	0.000	12/31/04

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
American Century VP VistaSM-Class I Shares (Inception Date 12/1/2004)
9.891618	317.149	9.840471	86.379	12/31/09
8.216467	402.142	8.182309	86.379	12/31/08
16.270718	1,349.852	16.219699	689.438	12/31/07
11.843105	826.971	11.818046	86.378	12/31/06
11.051927	0.000	11.039757	0.000	12/31/05
10.396688	0.000	10.395790	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
9.555406	315.342	9.529406	0.000	12/31/09
6.972122	1,215.884	6.960236	628.192	12/31/08
10.390856	33.942	10.383767	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
7.498575	308.372	7.478158	0.000	12/31/09
5.816157	238.388	5.806225	0.000	12/31/08
9.915583	166.205	9.908808	0.000	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
10.727576	8.145	10.672134	0.000	12/31/09
6.921463	8.145	6.892707	0.000	12/31/08
11.972196	71.012	11.934665	0.000	12/31/07
10.616963	371.542	10.594507	0.000	12/31/06
10.353889	0.000	10.342488	0.000	12/31/05
10.148398	0.000	10.147522	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 8/1/2002)
11.712482	3,962.304	11.624906	0.000	12/31/09
8.929088	5,231.114	8.871353	0.000	12/31/08
13.886525	5,086.929	13.810862	0.000	12/31/07
13.143017	4,886.932	13.084794	0.000	12/31/06
12.270480	4,547.168	12.228533	0.000	12/31/05
12.077187	3,558.807	12.048124	0.000	12/31/04
11.596726	2,548.712	11.580519	0.000	12/31/03
9.378476	1.042	9.374590	0.000	12/31/02
Dreyfus Stock Index Fund-Service Shares (Inception Date 8/1/2002)
12.053431	2,662.313	11.963288	633.732	12/31/09
9.728146	2,764.460	9.665236	573.921	12/31/08
15.790177	2,991.350	15.704157	504.572	12/31/07
15.301022	2,922.946	15.233256	428.634	12/31/06
13.510376	2,874.230	13.464208	343.948	12/31/05
13.159884	5,444.191	13.128249	1,701.167	12/31/04
12.130815	3,994.107	12.113878	1,274.453	12/31/03
9.634059	504.411	9.630084	1,125.498	12/31/02
Dreyfus VIF Appreciation Portfolio-Service Shares (Inception Date 8/1/2002)
11.853520	3,191.364	11.764922	684.039	12/31/09
9.865495	2,956.775	9.801722	624.598	12/31/08
14.281454	2,879.643	14.203655	551.244	12/31/07
13.598056	2,263.485	13.537833	931.666	12/31/06
11.903299	1,888.666	11.862612	719.599	12/31/05
11.629727	5,662.663	11.601742	1,654.344	12/31/04
11.288751	2,117.301	11.272972	1,380.953	12/31/03
9.501521	2.339	9.497587	1,125.315	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Dreyfus VIF Money Market Portfolio (Inception Date 8/1/2002)
1.038186	44,969.618	1.030443	4,721.894	12/31/09
1.054049	171,249.101	1.047349	4,983.261	12/31/08
1.046145	13,204.982	1.040491	3,866.813	12/31/07
1.015829	17,783.153	1.011223	0.000	12/31/06
0.988183	20,284.976	0.984617	0.021	12/31/05
0.979129	18,326.872	0.976603	3,275.845	12/31/04
0.988257	8,291.275	0.986757	0.000	12/31/03
0.998163	0.000	0.997726	0.000	12/31/02
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.835614	2,703.818	8.811589	0.000	12/31/09
7.520460	2,559.279	7.507651	0.000	12/31/08
10.073382	2,199.099	10.066504	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.136107	380.122	10.108553	0.000	12/31/09
9.523848	608.269	9.507629	156.456	12/31/08
10.310689	301.965	10.303653	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.215096	555.716	8.192728	0.000	12/31/09
6.704580	254.776	6.693143	0.000	12/31/08
9.974504	20.690	9.967691	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.447774	584.781	9.422096	0.000	12/31/09
8.483216	391.842	8.468772	0.000	12/31/08
10.172244	353.244	10.165298	0.000	12/31/07
Invesco V.I. Capital Development Fund-Series II Shares (Inception Date 8/1/2002)
13.530816	1,250.118	13.429660	710.320	12/31/09
9.694108	1,037.717	9.631430	625.883	12/31/08
18.653852	873.933	18.552248	464.975	12/31/07
17.167479	864.950	17.091462	501.596	12/31/06
15.021665	0.000	14.970340	0.000	12/31/05
13.984768	1,315.962	13.951134	65.474	12/31/04
12.341482	1,315.962	12.324241	38.011	12/31/03
9.294010	0.000	9.290160	3.742	12/31/02
Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
9.930330	295.956	9.893130	852.557	12/31/09
7.873964	295.955	7.852466	780.637	12/31/08
11.467127	295.955	11.447537	691.279	12/31/07
10.790639	295.955	10.783238	585.856	12/31/06
Invesco V.I. Financial Services Fund-Series I Shares (Inception Date 8/1/2002)
5.887127	171.325	5.843057	0.000	12/31/09
4.699865	160.484	4.669443	0.000	12/31/08
11.790535	128.671	11.726291	0.000	12/31/07
15.421877	128.855	15.353581	0.000	12/31/06
13.472584	129.058	13.426540	0.000	12/31/05
12.940442	751.456	12.909309	0.000	12/31/04
12.112585	1,014.635	12.095644	0.000	12/31/03
9.506201	3.632	9.502264	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Invesco V.I. Global Health Care Fund-Series I Shares (Inception Date 8/1/2002)
13.211705	2,509.557	13.112901	60.719	12/31/09
10.526806	2,195.587	10.458720	60.719	12/31/08
15.003631	2,111.018	14.921861	60.719	12/31/07
13.646634	1,736.782	13.586178	60.719	12/31/06
13.191509	1,445.566	13.146428	60.719	12/31/05
12.407911	3,318.892	12.378062	60.719	12/31/04
11.733693	3,374.475	11.717303	60.719	12/31/03
9.338586	63.876	9.334724	0.000	12/31/02
Invesco V.I. Government Securities Fund-Series II Shares (Inception Date 8/1/2002)
11.747773	1,874.563	11.659954	0.0000	12/31/09
11.982023	2,694.620	11.904572	2,666.626	12/31/08
10.885526	1,788.208	10.826211	0.000	12/31/07
10.437538	1,817.485	10.391300	0.000	12/31/06
10.280457	1,878.037	10.245324	1,010.427	12/31/05
10.312695	1,029.452	10.287893	0.000	12/31/04
10.258173	455.519	10.243837	0.000	12/31/03
10.336750	3.892	10.332486	0.000	12/31/02
Invesco V.I. Mid Cap Core Equity Fund-Series II Shares (Inception Date 8/1/2002)
15.251482	173.610	15.137436	0.000	12/31/09
11.948138	173.610	11.870881	0.000	12/31/08
17.043674	173.610	16.950810	0.000	12/31/07
15.866901	256.027	15.796621	0.000	12/31/06
14.543412	209.529	14.493706	0.000	12/31/05
13.791869	159.512	13.758687	0.000	12/31/04
12.353394	116.323	12.336123	0.000	12/31/03
9.887925	0.000	9.883832	0.000	12/31/02
Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date 5/1/2007)
7.818420	166.639	7.797068	487.461	12/31/09
6.557666	167.152	6.546427	410.934	12/31/08
9.712668	1,661.677	9.705946	346.507	12/31/07
12.432504	0.000	12.406211	0.000	12/31/06
10.798359	0.000	10.786473	0.000	12/31/05
10.174102	0.000	10.173220	0.000	12/31/04
Invesco V.I. Utilities Fund-Series II Shares (Inception Date 8/1/2002)
14.682867	189.710	14.598210	0.000	12/31/09
13.033041	206.418	12.971101	0.000	12/31/08
19.647028	533.563	19.573671	212.750	12/31/07
16.612325	709.891	16.567229	189.918	12/31/06
13.491848	238.465	13.468887	0.000	12/31/05
11.775494	1,178.139	11.767395	0.000	12/31/04

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Invesco Van Kampen V.I. U.S. Mid Cap Value Portfolio-Series I (Inception Date 8/1/2002)
16.515640	1,998.063	16.392156	334.172	12/31/09
12.069242	1,309.814	11.991208	0.000	12/31/08
20.914045	1,208.847	20.800124	431.572	12/31/07
19.729989	1,497.395	19.642628	431.571	12/31/06
16.628344	2,160.685	16.571525	431.569	12/31/05
15.061160	2,028.630	15.024944	129.564	12/31/04
13.369952	2,330.844	13.351272	110.684	12/31/03
9.608581	0.000	9.604601	0.000	12/31/02
Invesco Van Kampen V.I. Value Portfolio-Series I (Inception Date 8/1/2002)
13.295230	1,906.460	13.195839	653.742	12/31/09
10.324746	1,641.563	10.257999	738.945	12/31/08
16.375439	1,630.733	16.286261	1,006.284	12/31/07
17.187216	1,792.521	17.111139	1,985.713	12/31/06
14.957208	1,648.369	14.906130	1,112.450	12/31/05
14.551085	1,702.469	14.516134	0.000	12/31/04
12.561473	1,478.027	12.543954	132.037	12/31/03
9.527659	0.000	9.523724	0.000	12/31/02
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 8/1/2002)
14.917931	6,701.640	14.806427	655.128	12/31/09
12.084319	6,290.873	12.006206	609.427	12/31/08
14.646164	6,354.817	14.566355	543.303	12/31/07
13.510905	6,298.041	13.451049	920.617	12/31/06
12.447458	5,908.460	12.404896	714.692	12/31/05
11.761156	5,803.740	11.732846	3,637.148	12/31/04
11.047694	6,039.327	11.032249	3,328.912	12/31/03
9.879643	251.741	9.875553	3,067.472	12/31/02
Janus Aspen Enterprise Portfolio-Service Shares (Inception Date 8/1/2002)
17.486106	258.241	17.355384	962.583	12/31/09
12.315107	44.132	12.235497	272.223	12/31/08
22.316780	31.635	22.195241	583.961	12/31/07
18.649791	220.587	18.567217	263.375	12/31/06
16.743623	583.357	16.686425	450.808	12/31/05
15.203686	113.639	15.167133	32.981	12/31/04
12.837394	77.798	12.819478	20.056	12/31/03
9.687604	6.139	9.683594	7.143	12/31/02
Janus Aspen Janus Portfolio-Service Shares (Inception Date 8/1/2002)
12.511986	1,498.513	12.418419	0.000	12/31/09
9.358090	1,265.518	9.297577	0.000	12/31/08
15.832866	1,111.156	15.746602	167.247	12/31/07
14.031747	921.132	13.969586	0.000	12/31/06
12.843817	480.968	12.799913	0.000	12/31/05
12.561213	5,503.379	12.530984	0.000	12/31/04
12.262520	2,627.592	12.245375	0.000	12/31/03
9.484036	2.069	9.480100	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Overseas Portfolio-Service Shares (Inception Date 12/1/2004)
20.296520	551.015	20.191613	91.983	12/31/09
11.530185	284.259	11.482273	182.405	12/31/08
24.556181	744.682	24.479230	805.369	12/31/07
19.515169	522.992	19.473934	458.247	12/31/06
13.538596	583.196	13.523700	402.609	12/31/05
10.437930	0.000	10.437029	0.000	12/31/04
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
9.103949	923.217	9.079173	506.820	12/31/09
5.874266	68.369	5.864246	0.000	12/31/08
11.226671	47.730	11.219014	0.000	12/31/07
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 8/1/2002)
16.866847	2,376.879	16.740693	235.688	12/31/09
13.368339	2,089.793	13.281890	289.785	12/31/08
21.899994	2,722.578	21.780726	166.492	12/31/07
26.867515	3,837.274	26.748592	321.823	12/31/06
19.798110	4,102.660	19.730475	122.973	12/31/05
17.205566	4,205.965	17.164194	187.448	12/31/04
12.831913	3,980.422	12.813989	258.213	12/31/03
9.489992	0.000	9.486069	7.555	12/31/02
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 8/1/2002)
13.523367	901.400	13.422253	1,948.003	12/31/09
10.623005	280.737	10.554314	253.076	12/31/08
17.254314	785.197	17.160312	1,074.297	12/31/07
16.384555	707.041	16.311990	558.182	12/31/06
14.747286	468.856	14.696889	341.686	12/31/05
13.871223	301.653	13.837858	0.000	12/31/04
12.211656	132.150	12.194588	0.000	12/31/03
9.451995	3.158	9.448082	0.000	12/31/02
Neuberger Berman AMT Small-Cap Growth Portfolio-Class S (Inception Date 8/1/2002)
9.898718	2,177.174	9.824730	0.000	12/31/09
8.203333	2,030.144	8.150308	0.000	12/31/08
13.788830	1,743.260	13.713725	0.000	12/31/07
13.956819	1,302.450	13.895019	0.000	12/31/06
13.489155	1,191.092	13.443074	0.000	12/31/05
13.335440	997.363	13.303370	67.166	12/31/04
12.125200	753.320	12.108263	123.675	12/31/03
9.859906	0.000	9.855824	0.000	12/31/02
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 8/1/2002)
12.213074	548.885	12.121750	227.956	12/31/09
8.618853	171.434	8.563119	0.000	12/31/08
16.137177	1,038.765	16.049263	1,009.105	12/31/07
14.419360	1,004.401	14.355500	1,009.105	12/31/06
13.621607	1,006.453	13.575060	1,232.587	12/31/05
13.213969	881.690	13.182196	430.725	12/31/04
12.607740	695.739	12.590131	236.022	12/31/03
9.811062	0.000	9.807003	0.000	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Oppenheimer Global Securities Fund/VA-Service Shares (Inception Date 8/1/2002)
16.689653	757.450	16.564900	341.397	12/31/09
12.183517	832.394	12.104769	324.137	12/31/08
20.773192	1,139.421	20.660063	734.593	12/31/07
19.922885	1,143.828	19.834686	1,177.800	12/31/06
17.267813	1,112.941	17.208823	970.912	12/31/05
15.400196	819.990	15.363167	1,162.767	12/31/04
13.177803	1,157.615	13.159405	1,207.003	12/31/03
9.380751	104.455	9.376866	1,068.076	12/31/02
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 12/1/2004)
9.426585	14.913	9.377848	184.018	12/31/09
7.492170	14.913	7.461033	141.676	12/31/08
12.419384	7.276	12.380440	1,275.454	12/31/07
12.131648	102.473	12.106004	1,417.726	12/31/06
10.753768	49.887	10.741935	1,388.442	12/31/05
10.345297	0.000	10.344401	0.000	12/31/04
Oppenheimer Main Street Small Cap Fund/VA-Service Shares (Inception Date 8/1/2002)
15.267417	1,376.671	15.153270	5,883.635	12/31/09
11.346595	1,365.000	11.273235	4,776.710	12/31/08
18.620164	2,775.104	18.518740	4,453.973	12/31/07
19.211373	2,742.484	19.126318	3,676.857	12/31/06
17.044094	2,480.815	16.985869	3,199.274	12/31/05
15.802780	2,127.455	15.764794	1,852.324	12/31/04
13.488125	1,441.198	13.469298	1,075.901	12/31/03
9.509798	29.767	9.505867	87.823	12/31/02
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 8/1/2002)
16.469884	2,357.075	16.346810	924.194	12/31/09
11.930443	1,842.121	11.853351	0.000	12/31/08
15.874438	2,931.892	15.787991	700.071	12/31/07
15.602404	3,687.795	15.533337	655.395	12/31/06
14.546965	3,869.429	14.497274	0.000	12/31/05
14.211622	3,413.870	14.177462	0.000	12/31/04
13.194789	2,560.013	13.176372	29.071	12/31/03
10.917689	0.000	10.913187	0.000	12/31/02
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 8/1/2002)
14.053337	4,512.040	13.948278	1,965.920	12/31/09
12.075077	4,205.294	11.997004	1,965.920	12/31/08
13.216799	3,763.309	13.144768	3,563.715	12/31/07
12.150577	3,132.369	12.096736	3,864.997	12/31/06
12.272315	3,770.925	12.230364	3,785.676	12/31/05
12.227244	3,153.008	12.197832	3,987.673	12/31/04
11.417976	2,748.197	11.402022	3,959.879	12/31/03
10.667479	2.849	10.663077	919.643	12/31/02

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 8/1/2002)
14.143535	1,989.675	14.037852	2,314.498	12/31/09
12.613082	3,469.823	12.531580	2,433.940	12/31/08
12.243842	3,900.296	12.177148	1,744.973	12/31/07
11.453148	3,594.770	11.402411	2,069.252	12/31/06
11.218663	3,246.608	11.180321	1,983.281	12/31/05
11.138904	2,872.010	11.112118	318.967	12/31/04
10.802604	2,981.522	10.787514	161.011	12/31/03
10.458630	197.091	10.454317	6.726	12/31/02
Rydex|SGI VT All-Cap Opportunity Fund (Inception Date 8/1/2002)
13.533244	2,214.757	13.432073	0.000	12/31/09
10.815258	2,189.749	10.745337	0.000	12/31/08
18.566282	2,312.366	18.465152	0.000	12/31/07
15.388692	2,612.479	15.320543	0.000	12/31/06
14.053924	2,555.637	14.005909	156.306	12/31/05
12.572438	2,046.685	12.542213	0.000	12/31/04
11.551541	1,351.164	11.535407	0.000	12/31/03
9.043759	68.819	9.040013	0.000	12/31/02
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
8.417258	980.969	8.394355	0.000	12/31/09
6.248229	702.585	6.237577	0.000	12/31/08
10.661837	463.228	10.654555	256.933	12/31/07
Wilshire 2015 ETF Fund (Inception Date 5/1/2007)
8.782119	1,831.652	8.758204	0.000	12/31/09
7.422482	1,582.817	7.409818	0.000	12/31/08
9.987179	366.702	9.980353	0.000	12/31/07
Wilshire 2025 ETF Fund (Inception Date 5/1/2007)
8.310918	406.579	8.288302	0.000	12/31/09
7.018518	237.819	7.006545	0.000	12/31/08
9.950280	15.411	9.943479	0.000	12/31/07
Wilshire 2035 ETF Fund (Inception Date 5/1/2007)
7.727147	0.000	7.706112	0.000	12/31/09
6.502664	0.000	6.491571	0.000	12/31/08
9.900742	0.000	9.893980	0.000	12/31/07
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2010. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.
If you have invested in a Subaccount that is closed to new investors, the condensed financial information for such Subaccounts will be contained in a special Supplemental Prospectus dated May 1, 2010 for Closed Subaccounts.
2010 Portfolio Changes — The list above and this prospectus reflects the name changes and transactions described below.

•	On April 19, 2010, the Dreyfus Developing Leaders Portfolio, a series of the Dreyfus Variable Insurance Fund, changed its name to the Dreyfus Opportunistic Small Cap Portfolio.

•	On May 1, 2010, the AIM portfolios changed their brand name to Invesco. For example, AIM V.I. Capital Development Fund became Invesco V.I. Capital Development Fund.

•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.

•	On June 1, 2010 or as soon as practical after that date, Van Kampen’s U.S. Mid Cap Value Portfolio and Value Portfolio, which currently are series of The Universal Institutional Funds, Inc., will be merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and change its brand name to Invesco Van Kampen. The list above reflects this anticipated transaction.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
AND THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2010
Annuity Investors Life Insurance Company (the “Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2010, for either The Commodore Helmsman®, or The Commodore Majesty® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:

Dreyfus Investment Portfolios	Morgan Stanley — The Universal Institutional Funds. Inc.
-Midcap Stock Portfolio — Service Shares	-Core Plus Fixed Income Portfolio — Class I

Janus Aspen Series	Oppenheimer Variable Account Funds
-Worldwide Portfolio — Service Shares	-Balanced Fund — Service Shares
2010 Portfolio Changes — The list above and this prospectus reflects the name changes and transactions described below.
•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.
The Dreyfus Midcap Stock Portfolio Closed Subaccount, the Janus Aspen Worldwide Portfolio Closed Subaccount, the Morgan Stanley UIF Core Plus Fixed Income Portfolio Closed Subaccount, and the Oppenheimer Balanced Fund Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on April 30, 2010, November 30, 2004, April 30, 2010 and April 30, 2009, respectively. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Separate Account and the Contracts, including the Closed Subaccounts. We filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:\\www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300; and The Commodore Majesty® is 333-88302.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms

1

of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.
These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured

•	The Contracts are obligations of the Company and not of the bank or credit union

•	The bank or credit union does not guarantee the Company’s obligations under the Contracts

•	The Contracts involve investment risk and may lose value
FINANCIAL INFORMATION
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Helmsman® and the Commodore Majesty® variable annuities with respect to each Closed Subaccount. It includes:

•	year-end accumulation unit values for each Closed Subaccount for each of the last 10 fiscal years through December 31, 2009, or from the end of the year of inception of a Closed Subaccount, if later, to December 31, 2009; and

•	number of accumulation units outstanding as of the end of each period or year.

Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
THE PORTFOLIOS
Overview
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.
The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts,

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marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.
Portfolios, Share Classes, Advisors and Portfolio Investment Categories

SHARE
PORTFOLIO	CLASS	ADVISOR	INVESTMENT CATEGORY
Dreyfus Investment Portfolios
MidCap Stock Portfolio	Series I	The Dreyfus Corporation	Domestic equity: Mid cap blend
Janus Aspen Series
Worldwide Portfolio	Service	Janus Capital Management LLC	International equity: World stock
Morgan Stanley — Universal Institutional Funds
Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management, Inc.	General bond: Intermediate-term bond
Oppenheimer Variable Account Funds
Balanced Fund	Service	OppenheimerFunds	Balanced: Moderate allocation
2010 Portfolio Changes — The list above and this prospectus reflects the name changes and transactions described below.
•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.
Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios.
Investment Options-Allocations
You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the Dreyfus Midcap Stock Portfolio Closed Subaccount only if you had Accumulation Units in that Closed Subaccount as of April 30, 2010, to the Janus Aspen Series Worldwide Growth Portfolio Subaccount only if you had Accumulation Units in that Closed Subaccount as of November 30, 2004, to the Morgan Stanley UIF Core Plus Fixed Income Portfolio Closed Subaccount only if you had Accumulation Units in that Closed Subaccount as of April 30, 2010, and to the Oppenheimer Balanced Fund Subaccount only if you have Accumulation Units in that Closed Subaccount as of April 30, 2009. . Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Interests in the Closed Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these Closed Subaccounts or any other Subaccounts.
Substitutions of Portfolios
As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

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APPENDIX A: CONDENSED FINANCIAL INFORMATION
The Commodore Helmsman® (Current Contract)

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
7.284643	4,231.247	12/31/09
5.459428	2,968.137	12/31/08
9.297957	1,045.893	12/31/07
Janus Aspen Worldwide Portfolio-Service Shares (Inception Date 8/1/2002)
11.272269	13,055.020	12/31/09
8.230213	13,034.313	12/31/08
15.290105	11,599.256	12/31/07
14.180534	11,403.652	12/31/06
12.194095	10,485.439	12/31/05
11.714601	8,359.595	12/31/04
11.366047	5,065.608	12/31/03
9.318424	127.119	12/31/02
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 8/1/2002)
11.434579	37,121.009	12/31/09
10.576796	35,029.732	12/31/08
11.946516	34,425.801	12/31/07
11.490517	30,807.492	12/31/06
11.234125	28,372.456	12/31/05
10.932545	20,630.284	12/31/04
10,623449	17,063.588	12/31/03
10.294722	6,974.638	12/31/02
Oppenheimer Balanced Fund/VA-Service Shares (Inception Date 8/1/2002)
10.292089	56,797.924	12/31/09
8.584146	49,564.197	12/31/08
15.441489	45,706.236	12/31/07
15.134385	34,481.046	12/31/06
13.845465	22,442.978	12/31/05
13.544122	9,737.840	12/31/04
12.510784	2,572.851	12/31/03
10.174161	446.222	12/31/02

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The Commodore Helmsman® (Contract with Death Benefit Rider No Longer Available*)

*	See The Commodore Helmsman® Prospectus regarding the Cancelled Death Benefit Rider for more information.

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Dreyfus IP MidCap Stock Portfolio (Inception Date 5/1/2007)
7.264870	0.000	7.235321	0.000	12/31/09
5.450136	0.000	5.436238	0.000	12/31/08
9.291621	0.000	9.282133	0.000	12/31/07
Janus Aspen Worldwide Portfolio-Service Shares (Inception Date 8/1/2002)
11.188197	0.000	11.063244	0.000	12/31/09
8.266551	0.000	8.186684	0.000	12/31/08
15.207004	0.000	15.083186	0.000	12/31/07
14.117861	0.000	14.024364	0.000	12/31/06
12.152487	0.000	12.090342	0.000	12/31/05
11.686442	0.000	11.644337	0.000	12/31/04
11.350163	0.000	11.326374	0.000	12/31/03
9.314569	0.000	9.308784	0.000	12/31/02
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 8/1/2002)
11.349317	0.000	11.222656	0.000	12/31/09
10.508592	0.000	10.407134	0.000	12/31/08
11.881576	56.179	11.784831	0.000	12/31/07
11.439724	56.179	11.363946	0.000	12/31/06
11.195788	56.179	11.138526	0.000	12/31/05
10.906274	0.000	10.866970	0.000	12/31/04
10.608614	0.000	10.586379	0.000	12/31/03
10.290472	0.000	10.284099	0.000	12/31/02
Oppenheimer Balanced Fund/VA-Service Shares (Inception Date 8/1/2002)
10.215311	0.000	10.101276	0.000	12/31/09
8.528772	0.000	8.446412	0.000	12/31/08
15.357535	0.000	15.232515	0.000	12/31/07
15.067469	0.000	14.967701	0.000	12/31/06
13.798209	0.000	13.727655	0.000	12/31/05
13.511568	86.278	13.462894	0.000	12/31/04
12.493301	56.379	12.467123	0.000	12/31/03
10.169952	0.000	10.163648	0.000	12/31/02

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The Commodore Helmsman® (Contract with Death Benefit Rider No Longer Available*)

*	See The Commodore Helmsman® Prospectus dated May 1, 2010 regarding the Cancelled Death Benefit Rider for more information.

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Dreyfus IP MidCap Stock Portfolio (Inception Date 5/1/2007)
7.225502	0.000	7.205814	0.000	12/31/09
5.431620	0.000	5.422346	0.000	12/31/08
9.278965	0.000	9.272622	0.000	12/31/07
Janus Aspen Worldwide Portfolio-Service Shares (Inception Date 8/1/2002)
11.021983	459.666	10.939560	0.000	12/31/09
8.160287	424.432	8.107515	0.000	12/31/08
15.042227	482.140	14.960272	0.000	12/31/07
13.993415	731.037	13.931425	0.000	12/31/06
12.069759	624.332	12.028503	0.000	12/31/05
11.630396	1,333.949	11.602418	0.000	12/31/04
11.318524	300.808	11.302696	0.000	12/31/03
9.306871	22.567	9.303025	0.000	12/31/02
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 8/1/2002)
11.180804	965.496	11.097253	0.000	12/31/09
10.373585	841.556	10.306549	0.000	12/31/08
11.752827	735.583	11.688802	1,191.365	12/31/07
11.338868	669.858	11.288643	1,191.365	12/31/06
11.119569	1,005.147	11.081563	1,191.365	12/31/05
10.853972	935.724	10.827855	0.000	12/31/04
10.579033	1,482.877	10.564242	0.000	12/31/03
10.281994	0.000	10.277749	0.000	12/31/02
Oppenheimer Balanced Fund/VA-Service Shares (Inception Date 8/1/2002)
10.063628	1,182.245	9.988388	8,076.208	12/31/09
8.419180	899.446	8.364761	8,076.208	12/31/08
15.191156	758.260	15.108425	1,456.119	12/31/07
14.934682	813.649	14.868562	1,456.119	12/31/06
13.704308	949.326	13.657493	1,546.079	12/31/05
13.446792	744.297	13.414464	0.000	12/31/04
12.458480	468.801	12.441081	0.001	12/31/03
10.161559	1.472	10.157364	22.324	12/31/02

6

The Commodore Majesty® (Current Contract)

	Number of
Standard Accumulation	Standard Accumulation Units
Unit Value	Outstanding	Year
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
7.235321	336.226	12/31/09
5.436238	356.107	12/31/08
9.282133	332.877	12/31/07
Janus Aspen Worldwide Portfolio-Service Shares (Inception Date 8/1/2002)
11.063244	107.884	12/31/09
8.186684	84.326	12/31/08
15.083186	1,654.943	12/31/07
14.024364	1,640.969	12/31/06
12.090342	1,987.708	12/31/05
11.644337	7,101.524	12/31/04
11.326374	1,629.026	12/31/03
9.308784	1,604.064	12/31/02
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 8/1/2002)
11.222656	35,641.101	12/31/09
10.407134	46,812.038	12/31/08
11.784831	5,024.787	12/31/07
11.363946	8,742.025	12/31/06
11.138526	10,694.220	12/31/05
10.866970	5,301.822	12/31/04
10.586379	2,735.916	12/31/03
10.284099	4.499	12/31/02
Oppenheimer Balanced Fund/VA-Service Shares (Inception Date 8/1/2002)
10.101276	15,720.067	12/31/09
8.446412	16,945.631	12/31/08
15.232515	25,972.261	12/31/07
14.967701	32,047.486	12/31/06
13.727655	32,692.009	12/31/05
13.462894	16,454.602	12/31/04
12.467123	6,784.438	12/31/03
10.163648	2,407.651	12/31/02
The above table gives year-end Accumulation Unit information for each Closed Subaccount for the year ended December 31, 2000 (or the effective date of the Closed Subaccount, if later) to December 31, 2009. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.
2010 Portfolio Changes — The list above and this prospectus reflects the name changes and transactions described below.
•	On May 1, 2010, The Universal Institutional Funds, Inc. changed its brand name from Van Kampen to Morgan Stanley.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2010 FOR
CONTRACTS ISSUED BEFORE JUNE 1, 2009
Commodore Helmsman® Contracts
Commodore Majesty® Contracts
GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with the Commodore Helmsman® and Commodore Majesty® Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).
This Supplemental Prospectus applies to Contracts issued before June 1, 2009.
If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.
This Supplemental Prospectus does not apply to Contracts issued on or after June 1, 2009.
 If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract. Your Contract effective date is set out on your Contract specifications page.
The Riders may not be available in all states. For additional information about the availability of the Riders, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2010, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2010, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:\\www.sec.gov. The registration number for each Contract is set out below.

•	Commodore Helmsman® Contract	333-88300
•	Commodore Majesty® Contract	333-88302
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.
•	The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts involve investment risk and may lose value.

2

SUPPLEMENT TO EXPENSE TABLES
The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%
Rider charges are assessed only if you activate the Rider. Rider charges are assessed against the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount. After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.
Only one of these optional Riders may be activated and in effect at any point in time.
•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.
You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.
Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.
The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.
After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.
*The current charges set out in the table are the Rider charges as of May 1, 2010. We may change the charge for your Rider at any time or times that:
•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.
SUPPLEMENT TO EXAMPLES FOR COMMODORE HELMSMAN® CONTRACTS
The following information supplements the Examples section in the Commodore Helmsman® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.47%) or after reimbursement (1.71%) are incurred.

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•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,245	$2,412	$3,489	$6,740
After reimbursement	$1,171	$2,188	$3,115	$5,990
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Before reimbursement	$545	$1,712	$2,989	$6,740
After reimbursement	$471	$1,488	$2,615	$5,990
SUPPLEMENT TO EXAMPLES FOR COMMODORE MAJESTY® CONTRACTS
The following information supplements the Examples section in the Commodore Majesty® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.65% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.47%) or after reimbursement (1.71%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,270	$2,185	$3,110	$6,977
After reimbursement	$1,196	$1,963	$2,741	$6,244
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Before reimbursement	$570	$1,785	$3,110	$6,977
After reimbursement	$496	$1,563	$2,741	$6,244

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OVERVIEW
     The chart below provides a simple comparison of the general characteristics of the basic Riders.

	Guaranteed Lifetime Withdrawal Benefit	Guaranteed Minimum Withdrawal Benefit
	Lifetime GRIP	PayPlan
What benefit does this Rider provide?	This Rider provides a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.	This Rider provides a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

When do Benefit Payments begin?	We will make Benefit payments upon your Written Request. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.	We will make Benefit payments upon your Written Request.

How much are the Benefit Payments?	The annual Benefit amount is a percentage of the Benefit Base Amount on the payment date. The percentage is based on the Insured’s age on Benefit Start Date as follows:	The annual Benefit amount is 5% of the Benefit Base Amount on the payment date.
• 4% if the Insured is under age 60 • 5% if the Insured is age 60 or older

When do Benefit Payments end?	Generally, all rights to take Benefit payments end when the Insured dies.	Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

How much does the Rider cost?	The current charge for the Lifetime GRIP Rider for each Contract Year is 0.65% of the Benefit Base Amount.	The current charge for the PayPlan Rider for each Contract Year is 0.40% of the Benefit Base Amount.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Introduction
We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	(1)A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

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✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

✓	Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our Administrative Office.
Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
You cannot activate the Rider
•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
•	The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

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Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Rider Charge
In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
•	Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
Ibbotson Growth ETF Asset Allocation Portfolio-Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.

•	Additional information about the Designated Subaccounts is located in The Portfolios section of the Contract prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate

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the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.
Benefit Base Amount Before the Benefit Start Date
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.
Rollup Base Amount
Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.
Rollup Formulas

Rollup Base Amount =	Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date + Interest – Proportional reductions for Excess Withdrawals
Rollup Interest Credit =	(Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date – Fixed Account value, if any at the end of the Rider Year) x 0.05
Reset Base Amount
The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.
Examples of Benefit Base Amount Calculation
These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:
•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.
The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any

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Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.
An outstanding loan balance affects the amount of certain Rider benefits.
Example 1

	Assume:		Then:
	Purchase Payment or		Reset	Rollup Interest	Rollup	Benefit
Rider Anniversary	Withdrawal	Account Value	Base Amount	Credits	Base Amount	Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000
This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 1 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $50,000 + $5,000 = $160,000	0.05 x $100,000 = $5,000
3	$160,000 + $7,500 = $167,500	0.05 x $150,000 = $7,500
4	$167,500 + $7,500 = $175,000	0.05 x $150,000 = $7,500
5	$175,000 + $7,500 = $182,500	0.05 x $150,000 = $7,500
Example 2

	Assume:		Then:
	Purchase Payment or		Reset	Rollup Interest	Rollup	Benefit
Rider Anniversary	Withdrawal	Account Value	Base Amount	Credits	Base Amount	Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

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This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 2 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $5,000 = $110,000	0.05 x $100,000 = $5,000
3	$110,000 - $22,000 = $88,000	None due to withdrawal
4	$88,000	None due to withdrawal
5	$88,000	None due to withdrawal
Because a withdrawal is taken, the Rollup Base Amount is reduced by the same percentage as the percentage reduction in the Account Value.

Percentage Reduction	1.00- ($92,000 / $92,000 + $23,000) = 1.00 - 0.80 = 20%
Rollup Base Amount Reduction	$110,000 x 0.20 = $22,000
New Rollup Base Amount	$110,000 - $22,000 = $88,000
The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.
When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.
The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.
See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.
Lifetime Withdrawals
Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old.
On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage

At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.

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At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year. Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage

	$108,750	Account Value immediately before the Excess Withdrawal		Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

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Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Reset Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Reset Base Amount even if your Account Value is higher than the Reset Base Amount on the Contract Anniversary.
Spousal Benefit

✓	Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

✓	Spouse	The person who is the spouse of the Insured as of the Rider Effective Date.
A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured.
A new spouse cannot be substituted after the Rider Effective Date.

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For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.
The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:
•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.
The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.
If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or Spouse on Benefit Start Date	Benefit Percentage

At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.
If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.
You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

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•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.
Additional Information about Written Requests
Written Requests must be received by us at our Administrative Office. The address of our Administrative Office is P.O. Box 5423, Cincinnati, Ohio 45201-5423. A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Introduction
We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

✓	Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓	Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓	Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓	Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓	Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓	Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓	Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓	Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓	Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

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✓	Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our Administrative Office
Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
You cannot activate the Rider
•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Lifetime Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
•	The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

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•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Rider Charge
In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
•	Please review the explanation of a Written Request in the Definitions section of this prospectus.
The Designated Subaccounts are listed below.
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
Ibbotson Growth ETF Asset Allocation Portfolio-Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
•	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

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Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.
Benefit Base Amount
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.
Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.
If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.
No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.
An outstanding loan balance affects the amount of certain Rider benefits.
Minimum Withdrawals
Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit.
The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.
Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required

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minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Duration of Benefits
Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.
Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.
Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage

	$108,750	Account Value immediately before the Excess Withdrawal		Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

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Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445
An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

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Time/Period	Transfer Rule

At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made,
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.
Additional Information about Written Requests
Written Requests must be received by us at our Administrative Office. The address of our Administrative Office is P.O. Box 5423, Cincinnati, Ohio 45201-5423. A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
Commodore Helmsman ® Contracts
Commodore Majesty®Contracts
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010
This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of a Contract prospectus dated May 1, 2010, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.
We filed a separate Registration Statement with the SEC under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.

•	Commodore Majesty® Contract File No. 333-88302

•	Commodore Helmsman® Contract File No. 333-88300

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.
Separate Account and Subaccounts
We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. It is divided into Subaccounts that invest in corresponding Portfolios. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of the applicable prospectus.
PORTFOLIOS
General Information
If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.
We select the portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.
Revenue We Receive from the Portfolios and/or Their Service Providers
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.

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The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.
Rule 12b-1 Fees
The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.15% to 0.25%.
Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”)
The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.05% to 0.125% and may be significant. Some service providers may pay more in Support Fees than others.
Other Payments
The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.
SERVICES
Telephone, Facsimile and Internet Instructions for Transfer Requests
We currently accept transfer requests by telephone, by facsimile or over the Internet. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss.
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information

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as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.
Experts
The financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period then ended, and of the Company at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.
DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any Contract.
This chart sets out the aggregate dollar amount of underwriting commissions paid to, and the amount retained by, Great American Advisors®, Inc. (“GAA”) for each of the last three fiscal years. GAA is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company. Commission information is shown in the aggregate for all such contracts.

	2009	2008	2007
Commissions paid	$5.3 million	$5.5 million	$5.8 million
Commissions retained	$2.0 million	$2.6 million	$4.0 million
Special Compensation Paid to GAA
We pay for GAA’s operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of GAA: sales representative training materials, marketing materials and advertising expenses, and certain other expenses of distributing the Contracts. In addition, we contribute indirectly to the deferred compensation arrangements for GAA’s sales representatives.
GAA pays its sales representatives a portion of the commissions received for their sales of the Contracts. GAA’s sales representatives and their managers are also eligible for various cash benefits, such as cash production incentive bonuses based on aggregate sales of AILIC Contracts and/or other insurance products we issue, as well as certain insurance benefits and financing arrangements.
In addition, GAA’s sales representatives who meet certain productivity, persistency and length of service standards and their managers may be eligible for additional non-cash compensation items. Non-cash compensation items that may be provided jointly by GAA and the Company include attendance at conferences, conventions, seminars and trips (including travel, lodging and meals in connection therewith); entertainment; awards; merchandise and other similar items. By selling AILIC Contracts, sales representatives and their managers may qualify for these benefits. GAA’s sales representatives and managers may receive other payments from the Company for services that do not directly involve the sale of AILIC Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.
Additional Compensation Paid to Selected Selling Firms
To the extent permitted by FINRA rules, GAA may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursements to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements. In addition, the Company may pay certain selling firms additional cash amounts in the form of shelf space or preferred status fees in return for enhanced marketing services and increased access to the selling firm’s sales representatives. Payments for preferred

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status treatment of AILIC Contracts in the selling firm’s marketing programs are based on past or anticipated sales of AILIC Contracts and other criteria. In addition to revenue sharing payments and compensation for preferred status, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring conferences and seminars, paying travel expenses incurred in connection with these events, sponsoring sales and advertising campaigns for AILIC Contracts, and/or other services they provide to the Company. To the extent permitted by law, GAA and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell AILIC Contracts. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In 2009, the Company made payments, ranging from $500 to $38,000, to the following selling firms in connection with conference sponsorships: Berthel Fisher & Company Financial Services, Capital Financial Services, Cullum & Burks Securities, Inc., CUSO Financial Services, L.P., Financial Network Investment Corporation, First Heartland Capital, Inc., Foresters Equity Services, Inc., GWN Securities, Inc., H. Beck, Inc. (The Capital Financial Group), Harvest Capital LLC., IMS Securities, Inc., Investacorp, Inc., Investors Capital Corporation, Institutional Securities Corporation, Kovack Securities, Inc., Legend Equities Corporation, Lincoln Investment Planning Inc., Pavek Investments, Inc., Securities America, Inc., SWBC Investment Services, LLC., Transamerica Financial Advisors, Trustmont Financial Group, Inc., Williams Financial Group, World Choice Securities, Inc., WRP Investments, Inc.
PERFORMANCE INFORMATION
We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:
•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for the Money Market Subaccount)
Performance information is based on historical information and is not intended to indicate future performance. Descriptions of the methods used to calculate total return and yield are set out below.
We may include ranking information in reports to Contract owners and in marketing materials. This information may include rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person that ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, and Morningstar.
We may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return; and

•	illustrate investment returns by graphs, charts, or otherwise.
Standardized Total Return—Average Annual Total Return
The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T) n = ERV
Where:

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P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
N	=	number of years
ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.
Adjusted Historical Total Return
Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

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Non-Standardized Total Return—Cumulative Total Return
Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) – 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
P	=	a hypothetical initial payment of $1,000
In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.
Standardized Yield for the Money Market Subaccount
Current Annualized Yield
In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.
The current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:

BASE PERIOD RETURN	=	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:
AUV at end of 7-day period — AUV at beginning of 7-day period
AUV at beginning of 7-day period
Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.
Effective Yield
SEC rules also permit us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] – 1

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Additional Information about Yields
The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses.
In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.
How to Obtain Current Yield Information
You may obtain current 7-day yield information for the Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.
ANNUITANTS
The Annuitant is the natural person on whose life Annuity Benefit payments are based.
•	For a Tax Qualified Contract

The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract

The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.
   • A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.
   • A designation may name a natural person as contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.
Except as provided below, you generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

A designation of Annuitant may not be made or changed at any time that an Owner is a non-natural person unless it is before the Contract effective date.

Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.
Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule.
•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.
Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

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BENEFICIARIES
The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).
•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.
If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.
Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.
•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments.

•	Death Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.
Death Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.
Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.
Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.
How to Designate a Beneficiary or Change a Designation
You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable.
Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.
PAYEES
A payee is a person to whom benefits are paid under this Contract.
•	For a Tax Qualified Contract

You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit.

The Beneficiary is the payee of the Death Benefit.

•	For any other Contract

The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee.

The Beneficiary is the payee of the Death Benefit.

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Designation of Other Payees
A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.
Irrevocable naming of a payee other than the Owner can have adverse tax consequences.
•	Designation of Payees for Annuity Benefits

You may designate a contingent payee to receive Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee.

If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments.

Failing that, we will make such payments to the estate of the last payee who received payments.

Unless you have specified that a prior designation is irrevocable, you may designate or change the payee or contingent payee at any time subject to the limits on primary payees set out in the Settlement Options section of this prospectus.

•	Designation of Payees for Death Benefits

As part of any Death Benefit settlement option election that you make, you may designate a contingent payee to receive Death Benefit payments that are payable with respect to a payment interval that ends after the death of the Beneficiary.

If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary.

Failing that, we will make such payments to the estate of the last payee who received payments.

A Beneficiary may not change a contingent payee designation made by you as part of any Death Benefit settlement option election that you made. A Beneficiary may make or change any other payee or contingent payee designation at any time.

A Beneficiary that is a non-natural person may elect to have payments based on the life of person to whom the Beneficiary is obligated. This election may be made by Written Request before the Death Benefit Commencement Date.
GLOSSARY OF FINANCIAL TERMS
Account Value
The aggregate value of your interest in the Fixed Accumulation Account and all of the Subaccounts is referred to as the “Account Value.” The value of your interest in all of the Subaccounts is the “Variable Account Value. The value of your interest in the Fixed Accumulation Account is the “Fixed Account Value.”
The Account Value at any time is net of any fees, charges, deductions, withdrawals, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Variable Account Value
At any time before the Annuity Commencement Date, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the

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number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period.
Fixed Account Value
At any time before the Annuity Commencement Date, the Fixed Account Value for this Contract is equal to:
•	Purchase Payment(s) that are allocated to the Fixed Accumulation Account; plus

•	amounts transferred to the Fixed Account; plus

•	interest credited to the Fixed Account; less

•	any withdrawals, surrender, and transfers from the Fixed Account; and less

•	any fees, charges, deductions and other adjustments made as described in the Contract.
Accumulation Unit
The accumulation unit is a unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”
Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.
The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.
Net Investment Factor
The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.
The formula for determining the Net Investment Factor for any Subaccount for any Valuation Period is:
(A / B) – C = Net Investment Factor
In this formula, A equals:
•	the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the applicable Valuation Period; plus

•	the per share amount of any dividend or net capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the applicable Valuation Period; plus or minus

•	a per share credit or charge for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Subaccount.
In this formula, B equals the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the preceding Valuation Period.
In this formula, C equals the sum of the Mortality and Expense Risk Charge and the Administration Charge to be deducted from the Subaccount for the number of days in the applicable Valuation Period.
The term “Net Asset Value” in the formula above means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.

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Benefit Unit Transfer Formulas
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

BU1 (trans).	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 — BU1 (trans)	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans) BU2 (trans) = BU1 (trans) * BUV1/BUV2	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
Where:
•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

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FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor who is not affiliated with the Company.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

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Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.
The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-Tax Qualified Contracts
Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period then ended, and the Company’s audited financial statements at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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Annuity Investors Life Insurance Company
Financial Statements
Years ended December 31, 2009, 2008 and 2007
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY
Financial Statements
Years ended December 31, 2009, 2008 and 2007

Report of Independent Registered Public Accounting Firm
Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2009 and 2008, and the related statements of earnings, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.
As discussed in Note B to the financial statements, in connection with implementing new accounting standards in 2009, the Company changed its method of accounting for other-than-temporary impairments of investments in fixed maturity securities.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 28, 2010

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEET
(Dollars in thousands, except share data)

	December 31
	2009	2008
ASSETS
Invested assets:
Fixed maturities:
Available for sale – at fair value (amortized cost — $1,407,932 and 1,158,709)	$1,416,179	$997,579
Equity securities – at fair value
Common stocks (cost — $3,438 and $3,501)	6,718	2,304
Perpetual preferred stocks (cost — $3,000 and $3,000)	2,910	2,467
Policy loans	54,983	50,654
Cash and cash equivalents	112,018	85,407

Total cash and investments	1,592,808	1,138,411

Accrued investment income	16,610	12,778
Unamortized insurance acquisition costs, net	206,081	252,027
Current federal income tax receivable	1,995	3,849
Deferred federal income tax asset	—	4,078
Other assets	10,908	5,001
Variable annuity assets (separate accounts)	548,798	415,896

Total assets	$2,377,200	$1,832,040

LIABILITIES
Annuity benefits accumulated	$1,583,033	$1,308,588
Deferred federal income tax liability	33,457	—
Accounts payable, accrued expenses, and other liabilities	3,582	10,019
Variable annuity liabilities (separate accounts)	548,798	415,896

Total liabilities	2,168,870	1,734,503

STOCKHOLDER’S EQUITY
Common stock, par value — $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	141,909
Retained earnings	24,047	10,676
Accumulated other comprehensive earnings (loss), net of tax	4,874	(57,548)

Total stockholder’s equity	208,330	97,537

Total liabilities and stockholder’s equity	$2,377,200	$1,832,040

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF EARNINGS
(In thousands)

	Year Ended December 31
	2009	2008	2007
Revenues:
Net investment income	$86,583	$69,072	$54,239
Realized losses on securities (*)	(7,318)	(22,808)	(1,373)
Annuity policy charges	11,849	13,682	15,254
Other income	883	1,074	1,435

Total revenues	91,997	61,020	69,555

Costs and expenses:
Annuity benefits	48,436	41,587	29,668
Insurance acquisition expenses, net	14,883	28,790	17,446
Other expenses	12,163	13,298	10,527

Total costs and expenses	75,482	83,675	57,641

Earnings (loss) before income taxes	16,515	(22,655)	11,914
Provision for income tax expense (benefit)	4,345	(9,504)	2,602

Net earnings (loss)	$12,170	$(13,151)	$9,312

(*) Consists of the following:
Realized gains (losses) before impairments	$2,533	$(6,584)	$(301)

Losses on securities with impairment	(27,216)	(16,224)	(1,072)
Non-credit portion of impairment recognized in other comprehensive income (loss)	17,365	—	—

Impairment charges recognized in earnings	(9,851)	(16,224)	(1,072)

Total realized loss on securities	$(7,318)	$(22,808)	$(1,373)

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2009	2008	2007
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning of year	$141,909	$105,550	$100,550
Capital contribution from parent — cash	35,000	32,000	5,000
Capital contribution from parent — non-cash	—	4,359	—

Balance at end of year	$176,909	$141,909	$105,550

Retained Earnings:
Balance at beginning of year	$10,676	$23,827	$14,515
Net earnings (loss)	12,170	(13,151)	9,312
Cumulative effect of accounting change	1,201	—	—

Balance at end of year	$24,047	$10,676	$23,827

Accumulated other comprehensive income (loss), net:
Balance at beginning of year	$(57,548)	$(4,550)	$(968)
Cumulative effect of accounting change	(1,201)	—	—
Change in net unrealized gains (losses) on securities, net of tax	63,623	(52,998)	(3,582)

Balance at end of year	$4,874	$(57,548)	$(4,550)

Comprehensive Income (Loss):
Net earnings (loss)	$12,170	$(13,151)	$9,312
Change in net unrealized gains (losses) during the year	63,623	(52,998)	(3,582)

Comprehensive income (loss)	$75,793	$(66,149)	$5,730

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CASH FLOWS
(In thousands)

	Year Ended December 31
	2009	2008	2007
Cash flows from operating activities:
Net earnings (loss)	$12,170	$(13,151)	$9,312
Adjustments:
Benefits to annuity policyholders	48,436	41,587	29,668
Amortization of insurance acquisition costs	12,196	26,406	15,027
Depreciation and amortization	(9,078)	(3,519)	95
Realized losses on investments, net	7,318	22,808	1,373
Increase in insurance acquisition costs	(34,120)	(33,853)	(32,858)
Increase in accrued investment income	(3,832)	(923)	(1,317)
Increase (decrease) in payable to affiliates, net	5,131	(3,690)	2,813
(Decrease) increase in other liabilities	(6,545)	(1,565)	2,164
Increase in other assets	(1,838)	(5,948)	(1,230)
Other, net	(202)	11	(132)

Net cash provided by operating activities	29,636	28,163	24,915

Cash flows from investing activities:
Purchases of investments in:
Fixed maturities	(475,372)	(465,974)	(291,763)
Equity securities	—	(5,058)	(9,701)
Maturities and redemptions of fixed maturity investments	99,562	70,208	46,713
Sales of:
Fixed maturity investments	126,851	146,065	78,122
Equity securities	—	7,705	595
Increase in policy loans, net	(4,329)	(11,966)	(9,903)

Net cash used in investing activities	(253,288)	(259,020)	(185,937)

Cash flows from financing activities:
Annuity receipts	422,449	418,334	319,271
Annuity surrenders, benefits, and withdrawals	(197,513)	(229,732)	(253,400)
Net transfers (to) from variable annuity assets	(9,673)	45,868	59,629
Capital contribution from parent	35,000	32,000	5,000

Net cash provided by financing activities	250,263	266,470	130,500

Net increase (decrease) in cash and cash equivalents	26,611	35,613	(30,522)
Beginning cash and cash equivalents	85,407	49,794	80,316

Ending cash and cash equivalents	$112,018	$85,407	$49,794

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
A. DESCRIPTION OF THE COMPANY
Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).
AILIC’s products include variable, fixed and fixed indexed annuities. The products are marketed to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.
B. SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to amounts previously reported for prior years to conform to the current year’s presentation.
FAIR VALUE MEASUREMENTS
Effective January 1, 2008, AILIC adopted a new accounting standard on fair value measurements, with the exception of the application of the standard to nonrecurring fair value measurements of nonfinancial assets and liabilities that was adopted pursuant to the standard as of January 1, 2009. The standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. As of January 1, 2009, AILIC adopted new accounting guidance on estimating the fair value of an asset or liability when there is no active market and on identifying transactions that are not orderly. As of December 31, 2009 AILIC adopted new accounting guidance that clarified net asset value is an appropriate measure for fair value of the funds within the separate accounts. The guidance did not change the objective of fair value measurements. Adoption of these standards did not have a significant impact on AILIC’s financial condition or results of operations.
INVESTMENTS
Fixed maturity securities and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in a separate component of stockholder’s equity. Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost; policy loans are carried at the aggregate unpaid balance.
Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses)) and the cost basis of that investment is reduced.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INVESTMENTS (CONTINUED)
In March 2009, AILIC adopted new accounting guidance relating to the recognition and presentation of other-than-temporary impairments. Under the guidance, if management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then an entity may separate other-than-temporary impairments into two components: 1) the amount related to credit losses (recorded in earnings) and 2) the amount related to all other factors (recorded in other comprehensive income (loss)). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are required to be shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge is required to reduce the amortized cost of that security to fair value. AILIC adopted this guidance effective January 1, 2009, and recorded a cumulative effect adjustment of $1.2 million to reclassify the non-credit component of previously recognized impairments from retained earnings to accumulated other comprehensive income (loss). Additional disclosures required by this guidance are contained in Note D – “Investments.”
DERIVATIVES
Derivatives included in AILIC’s balance sheet are recorded at fair value and consist primarily of 1) the equity-based component of certain indexed-annuity products, (included in annuity benefits accumulated), and 2) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in earnings.
On January 1, 2009, AILIC adopted a new accounting standard relating to disclosures about derivative instruments and hedging activities. The standard requires enhanced disclosures about objectives and strategies for using derivatives, how they are accounted for and how the instruments affect the entity’s financial statements. See Note E – “Derivatives” for the related disclosures. Adoption of this standard had no impact on AILIC’s financial position or results of operations.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INSURANCE ACQUISITION COSTS AND EXPENSES
Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the statement of earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other expenses.”
DPAC (principally commissions, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. Unamortized insurance acquisition costs also include capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.
DPAC related to annuity products is deferred to the extent deemed recoverable and is amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.
To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses). DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of “Accumulated other comprehensive earnings (loss), net of tax” in the stockholder’s equity section of the Balance Sheet.
ANNUITY BENEFITS ACCUMULATED
Annuity receipts and benefit payments are recorded as increases or decreases in “Annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.
Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.
VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)
Separate account assets related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.
AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME TAXES
The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.
Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. Deferred tax assets are recognized if it is more likely than not that a benefit will be realized.
BENEFIT PLANS
AFG has established the American Financial Group Retirement and Savings Plan (“Plan”) for the benefit of employees of AFG and its participating subsidiaries, which includes GAFRI and the Company. Prior to July 1, 2006, GAFRI maintained a defined contribution plan that combined a retirement plan and 401(k) plan. Effective that date, the Company’s plan was merged with a similar plan sponsored by AFG. As a result, GAFRI employees who meet the eligibility requirements participate in that plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.
GAFRI and certain of its subsidiaries provide health care benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.
STATEMENT OF CASH FLOWS
For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from contract owners and providing them with a return on their investments. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.
SUBSEQUENT EVENTS
In 2009, the Company adopted new guidance that establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued. Specifically, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements and the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. The adoption of this guidance did not have any impact on the financial statements. Management has evaluated the financial statements for subsequent events through the date when the financial statements are issued.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS
Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:
Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, purchased call options, corporate and municipal fixed maturity securities and mortgage-backed securities priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.
Level 3 — Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, readily available market information.
AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing sources and broker/dealers) in establishing fair value. This data is reviewed by internal investment professionals who ensure the fair value is representative of an exit price and consistent with accounting standards.
Amounts reported as fair value of embedded derivatives are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non performance risk of the Company.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
Assets and liabilities measured at fair value at December 31, 2009, are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities:
Available for sale	$7,673	$1,336,664	$71,842	$1,416,179
Equity securities:
Common stocks	6,718	—	—	6,718
Perpetual preferred stocks	2,910	—	—	2,910
Separate account assets (a)	—	548,798	—	548,798
Other assets (purchase call options)	—	8,563	—	8,563

Total assets accounted for at fair value	$17,301	$1,894,025	$71,842	$1,983,168

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$16,528	$16,528

	$—	$—	$16,528	$16,528

(a)	Separate account liabilities equal the fair value for separate account assets.
Assets and liabilities measured at fair value at December 31, 2008, are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities:
Available for sale	$17,720	$941,196	$38,663	$997,579
Equity securities:
Common stocks	2,304	—	—	2,304
Perpetual preferred stocks	2,467	—	—	2,467
Separate account assets (a)	—	415,896	—	415,896
Other assets (purchase call options)	—	1,943	—	1,943

Total assets accounted for at fair value	$22,491	$1,359,035	$38,663	$1,420,189

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$13,000	$13,000

	$—	$—	$13,000	$13,000

(a)	Separate account liabilities equal the fair value for separate account assets.
Less than 4% of the December 31, 2009 total assets measured at fair value were Level 3 assets. Approximately $55.4 million of these assets were mortgage backed securities (“MBS”) whose fair value were determined primarily using non-binding broker quotes; the balance was primarily private placement debt whose fair values were determined internally using significant unobservable inputs, including the evaluation of underlying collateral and issuer creditworthiness, as well as certain Level 2 inputs such as comparable yields and multiples on similar publicly traded issues.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
Changes in balances of Level 3 financial assets and liabilities during 2009 are presented below (in thousands). Transfers into (out of) Level 3 are due to a change in the availability of market observable inputs for individual securities and are reflected in the table at the fair value as of the date of transfer.

	Fixed Maturities	Embedded
	Available for Sale	Derivatives

Balance at January 1, 2008	$5,064	$12,959
Total realized/unrealized gains (losses):
Included in net loss	(417)	(7,841)
Included in other comprehensive loss	(7,265)	—
Purchases, sales, issuances and settlements	35,817	7,882
Transfers into Level 3	5,464	—

Balance at December 31, 2008	$38,663	$13,000
Total realized/unrealized gains (losses):
Included in net income	2,321	4,138
Included in other comprehensive loss	4,960	—
Purchases, sales, issuances and settlements	38,687	(610)
Transfers out of Level 3	(12,789)	—

Balance at December 31, 2009	$71,842	$16,528

The following table presents the carrying values and estimated fair values of the Company’s financial instruments December 31 (in thousands):

	2009		2008
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets
Fixed maturity investments	$1,416,179	$1,416,179	$997,579	$997,579
Equity securities and perpetual preferred stocks	9,628	9,628	4,771	4,771
Policy loans	54,983	54,983	50,654	50,654
Cash and cash equivalents	112,018	112,018	85,407	85,407
Variable annuity assets (separate accounts)	548,798	548,798	415,896	415,896

Liabilities
Annuity benefits accumulated*	$1,577,636	$1,409,456	$1,303,465	$1,128,656
Variable annuity liabilities (separate accounts)	548,798	548,798	415,896	415,896

*	Excludes life contingent annuities in the payout phase.
The carrying value of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. Separate account assets are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS
Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2009
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

Direct obligations of the U.S. Government	$7,280	$7,673	$393	$—
U.S. Government agencies and authorities	4,865	5,361	496	—
States, municipalities and political subdivisions	26,357	26,234	473	(596)
Residential mortgage-backed securities	331,327	307,097	6,665	(30,895)
Commercial mortgage-backed securities	192,892	193,221	3,485	(3,156)
All other corporate	845,211	876,593	40,808	(9,426)

	$1,407,932	$1,416,179	$52,320	$(44,073)

Common stocks	$3,438	$6,718	$3,280	$—

Perpetual preferred stock	$3,000	$2,910	$—	$(90)

	2008
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

Direct obligations of the U.S. Government	$7,528	$8,280	$752	$—
U.S. Government agencies and authorities	5,258	6,051	793	—
States, municipalities and political subdivisions	10,381	10,173	70	(278)
Residential mortgage-backed securities	366,221	281,784	62	(84,499)
Commercial mortgage-backed securities	145,697	117,000	68	(28,765)
All other corporate	623,624	574,291	6,488	(55,821)

	$1,158,709	$997,579	$8,233	$(169,363)

Common stocks	$3,501	$2,304	$—	$(1,197)

Perpetual preferred stock	$3,000	$2,467	$—	$(533)

The non-credit related portions of other-than-temporary impairment charges are included in the other comprehensive income (loss). Such charges taken for securities still owned at December 31, 2009 were $32.0 million for residential mortgage backed securities (“MBS”) and $0.6 million for commercial MBS.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
The following table shows gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009 and 2008.

	2009
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

Direct obligations of the U.S. Government	$—	$—	$—	$—
U.S. Government agencies and authorities	—	—	—	—
States, municipalities and political subdivisions	371	10,703	225	2,639
Residential mortgage-backed securities	2,568	37,503	28,327	125,582
Commercial mortgage-backed securities	104	24,972	3,052	58,937
All other corporate	1,661	90,713	7,765	90,642

Total fixed maturity investments	$4,704	$163,891	$39,369	$277,800

Perpetual preferred stock	$—	$—	$90	$2,910

	2008
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

Direct obligations of the U.S. Government	$—	$—	$—	$—
U.S. Government agencies and authorities	—	—	—	—
States, municipalities and political subdivisions	278	5,849	—	—
Residential mortgage-backed securities	55,390	200,046	29,109	71,992
Commercial mortgage-backed securities	22,386	91,739	6,379	18,823
All other corporate	32,655	315,384	23,166	99,202

Total fixed maturity investments	$110,709	$613,018	$58,654	$190,017

Common stocks	$—	$—	$1,197	$1,904

Perpetual preferred stock	$533	$2,467	$—	$—

At December 31, 2009, the gross unrealized losses on fixed maturities relate to approximately 387 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 59% of the gross unrealized loss and 86% of the fair value. Mortgage backed securities and all other corporate bonds comprised approximately 97% of the fair value of the available for sale fixed maturity portfolio at December 31, 2009, and 99% of the gross unrealized losses. Gross unrealized losses on these two groups increased significantly during 2008 and early 2009 as widespread deterioration in economic conditions resulted in significantly wider spreads. As a result of improving financial markets, spreads have narrowed since March of 2009, significantly reducing the unrealized loss on these two groups. Approximately 90% of the gross unrealized losses on these two groups at December 31, 2009, included securities that were in an unrealized loss position for more than 12 months.
At December 31, 2008, the gross unrealized losses on fixed maturities related to approximately 457 securities. Investment grade securities represented approximately 92% of the total unrealized losses and 96% of the fair value.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
At December 31, 2009, gross unrealized losses on AILIC’s MBS represented 77% of the total gross unrealized loss on fixed maturity securities. Over 99% of AILIC’s commercial MBS are AAA-rated. Of the residential MBS that have been in an unrealized loss position (“impaired”) for 12 months or more (214 securities), approximately 53% of the unrealized losses and 76% of the fair value relate to investment grade rated securities. AILIC analyzes its MBS securities for impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2009, AILIC recorded in earnings $9.9 million in other-than-temporary impairment charges related to its residential MBS. For the same period, AILIC recorded $29.7 million in other comprehensive income (loss) for the non-credit portion of these impairment charges.
Regarding the “all other corporate” securities that were impaired for 12 months or more at December 31, 2009 (47 securities), $4.5 million (58%) of the gross unrealized loss related to investments in debt securities of banks, credit and lending institutions. Investment grade rated securities represented 64% of the unrealized loss and 84% of the fair value. Approximately $1.7 million of the unrealized loss (3 securities with an aggregate fair value of $4.6 million) relates to securities that were more than 20% impaired.
The remaining $3.3 million in unrealized losses for “all other corporate” securities that have been in a loss position for more than one year relates to 29 securities spread across a variety of industries and issuers. Investment grade rated securities represent 71% of the unrealized loss and 69% of the fair value. None of these securities were more than 20% impaired at December 31, 2009.
AILIC recognized in earnings approximately $4.6 million in other-than-temporary impairment charges on “all other corporate” securities during 2009. Management concluded that the unrealized losses were due primarily to widened credit spreads and sector related issues and that no additional charges for other-than-temporary impairment were required based on many factors, including AILIC’s ability and intent to hold the investments for a period of time sufficient to allow for anticipated recovery of its amortized cost, the length of time and the extent to which fair value has been below cost, analysis of historical and projected company-specific financial data, the outlook for industry sectors, and credit ratings.
The following table is a progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income (loss) (in millions).

Balance at January 1, 2009	$1.2
Additional credit impairments on:
Previously impaired securities	3.1
Securities without prior impairments	5.1
Reductions – disposals	(0.1)

Balance at December 31, 2009	$9.3

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2009 (in thousands). Securities with sinking funds and other securities that pay down over time are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers. MBS had an average life of approximately 4 years at December 31, 2009.

	Amortized	Fair	Fair
	Cost	Value	Value %

Maturity
One year or less	$16,519	$16,975	1%
After one year through five years	424,693	449,670	32
After five years through ten years	385,660	393,179	28
After ten years	56,841	56,037	4

Subtotal	$883,713	$915,861	65

Mortgage-backed securities	524,219	500,318	35

Total bonds by maturity	$1,407,932	$1,416,179	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.
Proceeds from sales of fixed maturity investments were $126.9 million in 2009, $146.1 million in 2008, and $78.1 million in 2007.
At December 31, 2009, U.S. Treasury Notes with a carrying value of $7.6 million were on deposit as required by the insurance departments of various states.
In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs related to annuities and certain other balance sheet amounts be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table (in thousands) shows the components of the net unrealized loss on securities that is included in Accumulated Other Comprehensive Earnings (Loss) in AILIC’s balance sheet.

	2009
	Pre-tax	Deferred Tax	Net
Unrealized gain on:
Fixed maturities — available for sale	$8,247	$(2,887)	$5,360
Equity securities	3,190	(1,117)	2,073
Deferred policy acquisition costs	(3,914)	1,370	(2,544)
Annuity benefits accumulated	(24)	9	(15)

	$7,499	$(2,625)	$4,874

	2008
	Pre-tax	Deferred Tax	Net
Unrealized loss on:
Fixed maturities — available for sale	$(161,130)	$56,396	$(104,734)
Equity securities	(1,730)	605	(1,125)
Deferred policy acquisition costs	73,688	(25,791)	47,897
Annuity benefits accumulated	637	(223)	414

	$(88,535)	$30,987	$(57,548)

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed	Equity
	Maturities	Securities	Other*	Tax Effects	Total

2009
Realized before impairments	$3,943	$—	$(1,408)	$(887)	$1,648
Realized – impairments	(15,082)	(71)	5,300	3,448	(6,405)
Change in unrealized	172,212	4,920	(79,251)	(34,258)	63,623

2008
Realized before impairments	(8,044)	(1,610)	3,070	2,304	(4,280)
Realized – impairments	(13,398)	(7,939)	5,113	5,678	(10,546)
Change in unrealized	(155,679)	2,404	71,739	28,538	(52,998)

2007
Realized before impairments	(669)	95	273	105	(196)
Realized – impairments	(1,810)	—	738	375	(697)
Change in unrealized	(2,404)	(4,266)	1,159	1,929	(3,582)

*	Primarily adjustments to deferred policy acquisition costs related to annuities.
Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in thousands):

	2009	2008	2007
Fixed maturities:
Gross gains	$6,586	$2,491	$1,119
Gross losses	(2,643)	(10,535)	(1,788)

Equity securities:
Gross gains	—	373	105
Gross losses	—	(1,983)	(10)
Net investment income by investment type consisted of the following (in thousands):

	2009	2008	2007
Fixed maturities	$84,269	$65,002	$50,395
Equity securities	292	301	73
Short-term investments	90	806	1,405
Cash on hand and on deposit	1	70	209
Policy loans	3,591	3,077	2,309
Other	178	321	366

Gross investment income	88,421	69,577	54,757
Investment expenses	(1,838)	(505)	(518)

Net investment income	$86,583	$69,072	$54,239

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $1.1 million in 2009, $0.4 million in 2008, and $0.5 million in 2007.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
E. DERIVATIVES
As discussed under “Derivatives” in Note B, AILIC uses derivatives in certain areas of its operations. AILIC’s derivatives do not qualify for hedge accounting under GAAP; changes in the fair value of derivatives are included in earnings.
AILIC’s indexed annuities, which represent 28% of annuity benefits accumulated at December 31, 2009, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives.
The following derivatives are included in AILIC’s Balance Sheet at December 31, 2009 (in thousands):

		Fair Value
Derivative	Balance Sheet Line	Asset	Liability
Indexed annuities (embedded derivatives)	Annuity benefits accumulated	$—	$16,528
Purchased call options	Other assets	8,564	—

		$8,564	$16,528

F. UNAMORTIZED INSURANCE ACQUISITION COSTS
Unamortized insurance acquisition costs consisted of the following at December 31 (in thousands):

	2009	2008
Deferred policy acquisition costs (“DPAC”)	$183,640	$162,063
Policyholder sales inducements	26,355	16,276
Unrealized DPAC adjustment	(3,914)	73,688

Unamortized insurance costs, net	$206,081	$252,027

The unrealized DPAC adjustment reflects the change in DPAC assuming the unrealized losses on securities had actually been realized (see Note B to the Financial Statements).
During 2009, 2008 and 2007, the Company capitalized $7.1 million, $8.1 million and $5.6 million relating to sales inducements offered to annuity policyholders.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
G. STOCKHOLDER’S EQUITY
Total statutory capital and surplus of the Company at December 31, 2009 and 2008, respectively, was $129.6 million and $82.4 million.
The maximum amount of dividends that can be paid to stockholder’s in 2009 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. Dividends in 2010 will require prior approval based on statutory earned deficit.
Comprehensive income (loss) is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income (loss) includes net earnings (loss) and changes in net unrealized gains or losses on available for sale securities.
The change in net unrealized losses on marketable securities, a component of accumulated other comprehensive (loss) income, net, included the following for the year ended December 31 (in thousands):

	2009
	Pretax	Taxes	Net
Unrealized holding gains on securities arising during the period	$90,563	$(31,697)	$58,866
Realized losses on securities included in earnings	7,318	(2,561)	4,757

Change in net unrealized gains on marketable securities	$97,881	$(34,258)	$63,623

	2008
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(104,343)	$36,520	$(67,823)
Realized losses on securities included in earnings	22,808	(7,983)	14,825

Change in net unrealized losses on marketable securities	$(81,535)	$28,537	$(52,998)

	2007
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(6,883)	$2,409	$(4,474)
Realized losses on securities included in earnings	1,373	(481)	892

Change in net unrealized losses on marketable securities	$(5,510)	$1,928	$(3,582)

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
H. FEDERAL INCOME TAXES
The Company’s 2009 effective tax rate of 26% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a pre-tax dividend received deduction of approximately $3.8 million relating to AILIC’s variable annuity separate accounts. The 2008 effective tax benefit rate of 42% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a pre-tax dividend received deduction of approximately $3.7 million. The calculation is detailed as follows:

	2009		2008		2007
		Effective		Effective		Effective
	Amount	Rate	Amount	Rate	Amount	Rate

Provision computed at federal rate of 35%	$5,780	35%	$(7,929)	35%	$4,170	35%
Dividends received deduction	(1,330)	(8%)	(1,310)	6%	(1,120)	(9%)
Other	(105)	(1%)	(265)	1%	(448)	(4%)

Provision for income tax expense (benefit)	$4,345	26%	$(9,504)	42%	$2,602	22%

Deferred tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes. The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on securities, included in the Balance Sheets in “Deferred federal income tax asset” and “Deferred federal income tax liability,” were as follows (in thousands):

	December 31
	2009	2008

Deferred tax assets:
Policyholder liabilities	$34,597	$26,196
Investment securities	5,071	6,169
Unrealized losses	—	30,987
Other, net	2,998	3,145

	42,666	66,497
Deferred tax liabilities:
Unamortized insurance acquisition costs	(73,498)	(62,419)
Unrealized gains	(2,625)	—

Net deferred tax (liability) asset	$(33,457)	$4,078

All reserves for subsidiary uncertain tax positions at December 31, 2009 and 2008 are held at GAFRI.
As of December 31, 2009, AILIC’s 2006 through 2009 tax years remain subject to examination by the Internal Revenue Service.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
I. ADDITIONAL INFORMATION
At December 31, 2009, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on those dates) exceeded the fair value of the underlying variable annuities by $85.0 million, compared to $191.3 million at December 31, 2008. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $1.0 million GAAP reserve at December 31, 2009 compared to a $2.3 million GAAP reserve at December 31, 2008. Death benefits paid in excess of the variable annuity account balances were $0.9 million, $0.3 million and $0.3 million for 2009, 2008 and 2007, respectively. The weighted average age of these policyholders was 48 years old at December 31, 2009.
AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2009, 2008 and 2007, AILIC paid $2.1 million, $2.7 million and $4.0 million, respectively, in commissions to GAA.
Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2009, 2008 and 2007, AILIC paid $16.4 million, $17.4 million and $18.9 million, respectively, for services to affiliates.
AILIC expensed approximately $0.5 million in 2009, $0.6 million in 2008 and $0.5 million in 2007 for its retirement and employee savings plans.

21

Financial Statements
Annuity Investors Variable Account C
Year Ended December 31, 2009
With Report of Independent Registered
Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C
Financial Statements
Year Ended December 31, 2009

Report of Independent Registered Public Accounting Firm
Contract Holders of Annuity Investors Variable Account C
     and
Board of Directors of Annuity Investors Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account C (“the Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2009, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2009, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account C at December 31, 2009, and the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 28, 2010

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	14,679.184	$364,853	$365,805
Financial Services Fund	34,334.833	291,830	175,108
Global Health Care Fund	51,270.354	898,266	813,660
Small Cap Equity Fund	55,000.181	676,394	707,302
AIM Variable Insurance Funds - Series II Shares:
Capital Development Fund	132,668.801	1,668,070	1,458,028
Global Real Estate Fund	38,559.298	360,614	460,013
Government Securities Fund	103,750.221	1,278,819	1,232,553
International Growth Fund	13,151.424	286,625	337,068
Mid Cap Core Equity Fund	62,338.151	702,807	675,120
Utilities Fund	86,050.674	1,653,683	1,241,711
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	16,127.470	185,329	234,491
American Century Variable Portfolios - Class I:
Vista Fund	76,274.405	1,171,240	1,006,058
American Century Variable Portfolios - Class II:
Large Company Value Fund	61,093.596	593,275	526,624
Mid Cap Value Fund	44,493.137	493,914	539,700
Ultra Fund	17,519.204	149,229	140,854
Calamos Advisors Trust:
Growth and Income Portfolio	109,482.209	1,258,022	1,389,328
Davis Variable Account Fund, Inc.:
Value Portfolio	200,811.967	1,818,302	2,158,727
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	23,778.197	603,564	620,609
Stock Index Fund, Inc.	384,581.262	11,228,908	10,129,869
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	33,773.251	283,750	337,395
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	6,649.078	58,679	69,548
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,284,273.002	2,284,273	2,284,273
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	19,853.159	702,997	619,618
DWS Variable Series II - Class A:
Global Thematic VIP	2,079.085	14,549	17,129
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	781,119.187	6,263,560	7,162,861
Ibbotson Conservative ETF Asset Allocation Portfolio	242,244.517	2,353,559	2,553,255
Ibbotson Growth ETF Asset Allocation Portfolio	1,688,864.105	12,065,945	14,406,008
Ibbotson Income and Growth ETF Asset Allocation Portfolio	475,511.829	4,053,956	4,669,525
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	1,478.148	18,278	18,877
Franklin U.S. Government Fund	60,676.864	782,698	780,910
Mutual Global Discovery Securities Fund	4,523.791	83,020	85,092
Mutual Shares Securities Fund	51,173.645	659,548	746,112
Templeton Foreign Securities Fund	28,746.763	387,572	386,643
Templeton Global Bond Securities Fund	6,436.666	109,212	111,546
Janus Aspen Series - Service Shares:
Balanced Portfolio	119,936.123	3,164,255	3,349,814
Enterprise Portfolio	25,315.150	702,665	756,920
INTECH Risk-Managed Core Portfolio	12,731.851	146,281	122,226
Janus Portfolio	92,791.218	1,813,530	1,958,821
Overseas Portfolio	125,839.155	5,171,109	5,672,829
Worldwide Portfolio	5,916.663	163,556	153,420
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	116,158.449	1,621,137	1,845,757
Small-Cap Growth Portfolio	18,783.124	230,317	192,527
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	93,554.213	1,266,516	953,315
Capital Appreciation Fund	46,078.520	1,518,299	1,688,317
Global Securities Fund	54,196.155	1,466,685	1,424,273
Main Street Fund	49,829.401	974,747	898,925
Main Street Small Cap Fund	125,014.266	1,920,890	1,785,201
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	152,845.099	997,891	1,112,711
Real Return Portfolio	394,944.022	4,942,395	4,913,103
Total Return Portfolio	538,567.096	5,757,027	5,827,296
Rydex Variable Trust:
All-Cap Opportunity Fund	66,957.861	926,044	770,686
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	93,615.542	1,041,610	929,602
Mid Cap Growth Portfolio	33,496.405	246,267	306,828
U.S. Mid Cap Value Portfolio	176,403.394	2,253,517	1,862,817
U.S. Real Estate Portfolio	267,106.004	4,159,189	2,711,126
Value Portfolio	238,482.685	2,411,764	2,015,178
Wilshire Variable Insurance Trust:
2015 ETF Fund	23,659.749	208,166	221,453
2025 ETF Fund	8,501.683	81,412	75,664
2035 ETF Fund	12,066.256	105,728	103,046
The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund - 1.80% series contract	852.557	$9.893130	$8,434
Core Equity Fund - 1.70% series contract	295.956	9.930330	2,939
Core Equity Fund - 1.65% series contract	3,133.184	9.948906	31,172
Core Equity Fund - 1.40% series contract	32,189.738	10.042331	323,260
Financial Services Fund - 1.70% series contract	171.325	5.887127	1,009
Financial Services Fund - 1.65% series contract	5,665.057	5.909180	33,476
Financial Services Fund - 1.40% series contract	23,355.873	6.020905	140,623
Global Health Care Fund - 1.80% series contract	60.719	13.112901	796
Global Health Care Fund - 1.70% series contract	2,509.557	13.211705	33,156
Global Health Care Fund - 1.65% series contract	1,398.220	13.261126	18,542
Global Health Care Fund - 1.40% series contract	56,334.359	13.511580	761,166
Small Cap Equity Fund - 1.80% series contract	487.461	7.797068	3,801
Small Cap Equity Fund - 1.75% series contract	960.491	8.441978	8,108
Small Cap Equity Fund - 1.70% series contract	166.639	7.818420	1,303
Small Cap Equity Fund - 1.65% series contract *	2,785.659	8.456375	23,557
Small Cap Equity Fund - 1.65% series contract	2,678.998	7.829069	20,974
Small Cap Equity Fund - 1.55% series contract	6,644.956	8.470759	56,288
Small Cap Equity Fund - 1.50% series contract **	397.339	8.482274	3,370
Small Cap Equity Fund - 1.50% series contract	45.753	7.861141	360
Small Cap Equity Fund - 1.45% series contract	1,202.057	8.485155	10,200
Small Cap Equity Fund - 1.40% series contract	45,139.707	7.882594	355,818
Small Cap Equity Fund - 1.25% series contract	25,146.349	8.514025	214,097
Small Cap Equity Fund - 1.00% series contract	1,102.424	8.550168	9,426
AIM Variable Insurance Funds - Series II Shares:
Capital Development Fund - 1.95% series contract	879.688	8.016716	7,052
Capital Development Fund - 1.80% series contract **	3.034	8.041363	24
Capital Development Fund - 1.80% series contract	710.320	13.429660	9,539
Capital Development Fund - 1.75% series contract	1,218.062	8.044090	9,798
Capital Development Fund - 1.70% series contract	1,250.118	13.530816	16,915
Capital Development Fund - 1.65% series contract *	790.166	8.057816	6,367
Capital Development Fund - 1.65% series contract	3,908.012	13.581475	53,077
Capital Development Fund - 1.55% series contract	2,509.307	8.071528	20,254
Capital Development Fund - 1.50% series contract	305.677	8.082499	2,471
Capital Development Fund - 1.45% series contract	1,545.325	8.085245	12,494
Capital Development Fund - 1.40% series contract	56,260.538	13.837989	778,533
Capital Development Fund - 1.25% series contract	60,454.501	8.112761	490,453
Capital Development Fund - 1.00% series contract	6,266.094	8.147189	51,051
Global Real Estate Fund - 1.95% series contract	371.487	6.979837	2,593
Global Real Estate Fund - 1.80% series contract	1.280	7.001324	9
Global Real Estate Fund - 1.75% series contract	777.113	7.003692	5,443
Global Real Estate Fund - 1.65% series contract	2,740.884	7.015644	19,229
Global Real Estate Fund - 1.55% series contract	2,058.026	7.027577	14,463
Global Real Estate Fund - 1.50% series contract	117.101	7.037159	824
Global Real Estate Fund - 1.45% series contract	875.144	7.039556	6,161
Global Real Estate Fund - 1.25% series contract	53,327.493	7.063535	376,681
Global Real Estate Fund - 1.00% series contract	4,879.097	7.093527	34,610
Government Securities Fund - 1.70% series contract	1,874.563	11.747773	22,022
Government Securities Fund - 1.65% series contract	58,821.094	11.791720	693,602
Government Securities Fund - 1.40% series contract	43,025.992	12.014345	516,929
International Growth Fund - 2.00% series contract	1,878.447	8.218273	15,438
International Growth Fund - 1.95% series contract	6,472.036	8.221091	53,207
International Growth Fund - 1.75% series contract	8,786.053	8.249167	72,478
International Growth Fund - 1.65% series contract	139.574	8.263220	1,153
International Growth Fund - 1.55% series contract	249.638	8.277270	2,066
International Growth Fund - 1.50% series contract	407.511	8.288512	3,378
International Growth Fund - 1.45% series contract	848.376	8.291320	7,034
International Growth Fund - 1.25% series contract	20,030.726	8.319536	166,646
International Growth Fund - 1.00% series contract	1,875.370	8.354808	15,668
Mid Cap Core Equity Fund - 2.00% series contract	996.368	9.115804	9,083
Mid Cap Core Equity Fund - 1.95% series contract	3,905.829	9.118923	35,617
Mid Cap Core Equity Fund - 1.75% series contract	4,671.042	9.150044	42,740
Mid Cap Core Equity Fund - 1.70% series contract	173.610	15.251482	2,648
Mid Cap Core Equity Fund - 1.65% series contract *	9.771	9.165661	90
Mid Cap Core Equity Fund - 1.65% series contract	1,565.622	15.308564	23,967
Mid Cap Core Equity Fund - 1.55% series contract	299.094	9.181228	2,746
Mid Cap Core Equity Fund - 1.40% series contract	28,897.793	15.597641	450,737
Mid Cap Core Equity Fund - 1.25% series contract	11,073.099	9.228134	102,184
Mid Cap Core Equity Fund - 1.00% series contract	572.744	9.267259	5,308
Utilities Fund - 1.70% series contract	189.710	14.682867	2,785
Utilities Fund - 1.65% series contract	12,884.562	14.725213	189,728
Utilities Fund - 1.50% series contract	81.372	14.853030	1,209
Utilities Fund - 1.40% series contract	70,151.887	14.938860	1,047,989
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio - 1.75% series contract	2,678.796	$6.319785	$16,929
International Value Portfolio - 1.65% series contract	184.576	6.330561	1,168
International Value Portfolio - 1.55% series contract	1,197.285	6.341336	7,592
International Value Portfolio - 1.50% series contract	121.734	6.349977	773
International Value Portfolio - 1.45% series contract	918.636	6.352123	5,835
International Value Portfolio - 1.25% series contract	29,251.599	6.373763	186,443
International Value Portfolio - 1.00% series contract	2,460.730	6.400844	15,751
American Century Variable Portfolios - Class I:
Vista Fund - 1.80% series contract	86.379	9.840471	850
Vista Fund - 1.75% series contract	9.909	6.800714	67
Vista Fund - 1.70% series contract	317.149	9.891618	3,137
Vista Fund - 1.65% series contract *	5,643.798	6.812324	38,447
Vista Fund - 1.65% series contract	9,697.303	9.917194	96,170
Vista Fund - 1.55% series contract	763.611	6.823916	5,211
Vista Fund - 1.50% series contract	179.657	9.994331	1,796
Vista Fund - 1.40% series contract	69,747.744	10.046098	700,693
Vista Fund - 1.25% series contract	23,065.549	6.858790	158,202
Vista Fund - 1.00% series contract	215.537	6.887900	1,485
American Century Variable Portfolios - Class II:
Large Company Value Fund - 1.75% series contract	9.730	7.697617	75
Large Company Value Fund - 1.65% series contract *	9.730	7.710746	75
Large Company Value Fund - 1.65% series contract	4,061.479	8.925268	36,250
Large Company Value Fund - 1.55% series contract	10.130	7.723858	78
Large Company Value Fund - 1.40% series contract	43,957.728	9.041275	397,434
Large Company Value Fund - 1.25% series contract	11,563.753	7.763318	89,773
Large Company Value Fund - 1.00% series contract	377.020	7.796256	2,939
Mid Cap Value Fund - 1.75% series contract	884.111	9.687193	8,565
Mid Cap Value Fund - 1.65% series contract *	1,427.808	9.703709	13,855
Mid Cap Value Fund - 1.65% series contract	5,415.819	12.172460	65,924
Mid Cap Value Fund - 1.55% series contract	605.491	9.720200	5,885
Mid Cap Value Fund - 1.45% series contract	730.070	9.736724	7,108
Mid Cap Value Fund - 1.40% series contract	22,260.805	12.330609	274,489
Mid Cap Value Fund - 1.25% series contract	15,224.773	9.769835	148,744
Mid Cap Value Fund - 1.00% series contract	1,542.147	9.811271	15,130
Ultra Fund - 1.65% series contract	1,634.783	8.921347	14,584
Ultra Fund - 1.40% series contract	13,972.135	9.037277	126,270
Calamos Advisors Trust:
Growth and Income Portfolio - 1.75% series contract	1,142.951	9.831745	11,237
Growth and Income Portfolio - 1.70% series contract	315.342	9.555406	3,013
Growth and Income Portfolio - 1.65% series contract *	1,257.332	9.848500	12,383
Growth and Income Portfolio - 1.65% series contract	11,815.349	9.568384	113,054
Growth and Income Portfolio - 1.55% series contract	922.688	9.865227	9,103
Growth and Income Portfolio - 1.40% series contract	110,919.248	9.633554	1,068,547
Growth and Income Portfolio - 1.25% series contract	15,333.947	9.915594	152,045
Growth and Income Portfolio - 1.00% series contract	2,003.097	9.957634	19,946
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.95% series contract	1,523.834	7.838409	11,944
Value Portfolio - 1.80% series contract	4.623	7.862508	36
Value Portfolio - 1.75% series contract	29,134.663	7.865184	229,149
Value Portfolio - 1.70% series contract	308.372	7.498575	2,312
Value Portfolio - 1.65% series contract *	9,266.736	7.878615	73,009
Value Portfolio - 1.65% series contract	9,274.620	7.508767	69,641
Value Portfolio - 1.55% series contract	4,853.671	7.892006	38,305
Value Portfolio - 1.50% series contract **	1,083.360	7.902746	8,562
Value Portfolio - 1.50% series contract	94.218	7.539424	710
Value Portfolio - 1.45% series contract	4,411.979	7.905415	34,879
Value Portfolio - 1.40% series contract	45,163.911	7.559947	341,437
Value Portfolio - 1.25% series contract	158,746.446	7.932346	1,259,232
Value Portfolio - 1.00% series contract	11,236.680	7.966007	89,511
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.751	8.997699	88
Socially Responsible Growth Fund, Inc. - 1.70% series contract	3,962.304	11.712482	46,408
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	1,947.678	9.013039	17,554
Socially Responsible Growth Fund, Inc. - 1.65% series contract	249.075	11.756309	2,928
Socially Responsible Growth Fund, Inc. - 1.55% series contract	710.053	9.028366	6,411
Socially Responsible Growth Fund, Inc. - 1.45% series contract	299.358	9.043696	2,707
Socially Responsible Growth Fund, Inc. - 1.40% series contract	40,635.453	11.978371	486,747
Socially Responsible Growth Fund, Inc. - 1.25% series contract	6,136.121	9.074456	55,682
Socially Responsible Growth Fund, Inc. - 1.00% series contract	228.652	9.112949	2,084
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Dreyfus Funds - Service Shares:
Stock Index Fund, Inc. - 2.00% series contract	2,680.872	$8.060648	$21,610
Stock Index Fund, Inc. - 1.95% series contract	11,562.039	8.063406	93,229
Stock Index Fund, Inc. - 1.80% series contract **	5.608	8.088197	45
Stock Index Fund, Inc. - 1.80% series contract	633.732	11.963288	7,582
Stock Index Fund, Inc. - 1.75% series contract	24,528.690	8.090945	198,460
Stock Index Fund, Inc. - 1.70% series contract	2,662.313	12.053431	32,090
Stock Index Fund, Inc. - 1.65% series contract *	3,511.776	8.104754	28,462
Stock Index Fund, Inc. - 1.65% series contract	19,808.097	12.098535	239,649
Stock Index Fund, Inc. - 1.55% series contract	9,959.261	8.118530	80,855
Stock Index Fund, Inc. - 1.50% series contract	545.049	8.129568	4,431
Stock Index Fund, Inc. - 1.45% series contract	10,663.519	8.132331	86,719
Stock Index Fund, Inc. - 1.40% series contract	636,177.515	12.327045	7,842,189
Stock Index Fund, Inc. - 1.25% series contract	165,077.604	8.160002	1,347,034
Stock Index Fund, Inc. - 1.00% series contract	18,001.316	8.194625	147,514
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.70% series contract	8.145	10.727576	87
Technology Growth Portfolio - 1.65% series contract	3,716.459	10.755335	39,972
Technology Growth Portfolio - 1.40% series contract	27,290.698	10.895130	297,336
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 1.75% series contract	455.522	8.001784	3,645
MidCap Stock Portfolio - 1.65% series contract *	9.771	8.015439	78
MidCap Stock Portfolio - 1.65% series contract	336.226	7.235321	2,433
MidCap Stock Portfolio - 1.55% series contract	797.187	8.029080	6,401
MidCap Stock Portfolio - 1.45% series contract	71.870	8.042748	578
MidCap Stock Portfolio - 1.40% series contract	4,231.247	7.284643	30,823
MidCap Stock Portfolio - 1.25% series contract	3,064.216	8.070113	24,729
MidCap Stock Portfolio - 1.00% series contract	106.221	8.104363	861
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio - 1.95% series contract	25,598.522	0.981785	25,132
Money Market Portfolio - 1.80% series contract **	8.824	0.984935	9
Money Market Portfolio - 1.80% series contract	4,721.894	1.030443	4,866
Money Market Portfolio - 1.75% series contract	224,990.517	0.985354	221,695
Money Market Portfolio - 1.70% series contract	44,969.618	1.038186	46,687
Money Market Portfolio - 1.65% series contract *	86,323.645	0.986766	85,181
Money Market Portfolio - 1.65% series contract	94,358.118	1.041343	98,259
Money Market Portfolio - 1.55% series contract	27,772.568	0.988582	27,455
Money Market Portfolio - 1.50% series contract	259.186	0.990040	257
Money Market Portfolio - 1.45% series contract	19,505.170	0.990325	19,316
Money Market Portfolio - 1.40% series contract	1,158,332.317	1.060266	1,228,140
Money Market Portfolio - 1.25% series contract	512,027.174	0.993884	508,896
Money Market Portfolio - 1.00% series contract	18,421.352	0.997746	18,380
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	684.039	11.764922	8,048
Appreciation Portfolio - 1.70% series contract	3,191.364	11.853520	37,829
Appreciation Portfolio - 1.65% series contract	4,572.621	11.897908	54,405
Appreciation Portfolio - 1.40% series contract	42,840.447	12.122559	519,336
DWS Variable Series II - Class A:
Global Thematic VIP - 1.75% series contract	483.132	7.522745	3,634
Global Thematic VIP - 1.65% series contract	306.907	7.535588	2,313
Global Thematic VIP - 1.55% series contract	10.230	7.548395	77
Global Thematic VIP - 1.25% series contract	1,452.467	7.586966	11,020
Global Thematic VIP - 1.00% series contract	11.106	7.619166	85
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.85% series contract	27,272.110	8.930171	243,545
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	17,368.061	8.945411	155,364
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,703.818	8.835614	23,890
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	73,852.293	8.960661	661,765
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	36,831.661	8.847622	325,873
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	75,836.750	8.975878	680,701
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	4,464.804	8.991119	40,144
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	72,091.397	8.907869	642,181
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	466,546.650	9.021704	4,209,046
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	19,121.634	9.059949	173,241
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	781.533	9.098203	7,111
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	17,112.025	9.812406	167,910
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	380.122	10.136107	3,853
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	6,883.821	9.829127	67,662
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	2,878.377	10.149862	29,215
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	34,056.721	9.845819	335,316
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	11,240.023	9.859162	110,817
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.45% series contract	12,711.516	9.862526	125,368
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	6,891.081	10.218964	70,420
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	165,833.037	9.896018	1,641,087
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	161.679	9.937960	1,607
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	58,514.071	$8.503536	$497,577
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	555.716	8.215096	4,565
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	227,800.390	8.518025	1,940,409
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	193,322.906	8.226248	1,590,322
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	334,957.138	8.532506	2,858,024
Ibbotson Growth ETF Asset Allocation Portfolio - 1.50% series contract	8.825	8.544099	75
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	36,405.326	8.547001	311,156
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	36,920.439	8.282285	305,786
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	791,625.873	8.576068	6,789,037
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	12,662.731	8.612471	109,057
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	14,047.481	9.387505	131,871
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.70% series contract	584.781	9.447774	5,525
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	89,172.822	9.403513	838,538
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	27,635.962	9.460612	261,453
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	21,902.406	9.419484	206,309
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	127.048	9.432273	1,198
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	31,957.211	9.435484	301,532
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	18,790.289	9.525025	178,978
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	289,300.011	9.467551	2,738,963
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	542.501	9.507678	5,158
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund - 1.75% series contract	9.882	12.503298	124
Franklin Small Cap Value Securities Fund - 1.65% series contract	9.882	12.511827	124
Franklin Small Cap Value Securities Fund - 1.55% series contract	10.281	12.520323	129
Franklin Small Cap Value Securities Fund - 1.25% series contract	1,440.272	12.545864	18,069
Franklin Small Cap Value Securities Fund - 1.00% series contract	34.260	12.567145	431
Franklin U.S. Government Fund - 1.95% series contract	832.435	10.493454	8,735
Franklin U.S. Government Fund - 1.80% series contract	1.644	10.525637	17
Franklin U.S. Government Fund - 1.75% series contract	13,770.135	10.529232	144,989
Franklin U.S. Government Fund - 1.65% series contract	9,734.863	10.547159	102,675
Franklin U.S. Government Fund - 1.55% series contract	4,861.092	10.565053	51,358
Franklin U.S. Government Fund - 1.50% series contract	54.532	10.579369	577
Franklin U.S. Government Fund - 1.45% series contract	2,937.140	10.582978	31,084
Franklin U.S. Government Fund - 1.25% series contract	38,628.292	10.618926	410,191
Franklin U.S. Government Fund - 1.00% series contract	2,933.600	10.663899	31,284
Mutual Global Discovery Securities Fund - 1.75% series contract	9.927	11.871802	118
Mutual Global Discovery Securities Fund - 1.65% series contract	9.928	11.879903	118
Mutual Global Discovery Securities Fund - 1.55% series contract	167.753	11.887989	1,994
Mutual Global Discovery Securities Fund - 1.50% series contract	1,262.857	11.892027	15,018
Mutual Global Discovery Securities Fund - 1.25% series contract	4,571.653	11.912275	54,459
Mutual Global Discovery Securities Fund - 1.00% series contract	1,121.764	11.932491	13,385
Mutual Shares Securities Fund - 2.00% series contract	1,527.779	8.165325	12,475
Mutual Shares Securities Fund - 1.95% series contract	4,935.842	8.168117	40,317
Mutual Shares Securities Fund - 1.75% series contract	20,142.755	8.196011	165,090
Mutual Shares Securities Fund - 1.65% series contract	2,922.705	8.209972	23,995
Mutual Shares Securities Fund - 1.55% series contract	10.200	8.223933	84
Mutual Shares Securities Fund - 1.25% series contract	59,871.450	8.265936	494,894
Mutual Shares Securities Fund - 1.00% series contract	1,115.174	8.300977	9,257
Templeton Foreign Securities Fund - 1.75% series contract	490.373	8.284897	4,063
Templeton Foreign Securities Fund - 1.70% series contract	980.969	8.417258	8,257
Templeton Foreign Securities Fund - 1.65% series contract *	9.949	8.299032	83
Templeton Foreign Securities Fund - 1.65% series contract	3,169.875	8.428705	26,718
Templeton Foreign Securities Fund - 1.55% series contract	782.843	8.313121	6,508
Templeton Foreign Securities Fund - 1.40% series contract	32,439.702	8.486115	275,287
Templeton Foreign Securities Fund - 1.25% series contract	7,577.252	8.355567	63,312
Templeton Foreign Securities Fund - 1.00% series contract	287.817	8.391002	2,415
Templeton Global Bond Securities Fund - 1.75% series contract	1,128.748	11.216863	12,661
Templeton Global Bond Securities Fund - 1.65% series contract	662.881	11.224531	7,441
Templeton Global Bond Securities Fund - 1.55% series contract	92.129	11.232173	1,035
Templeton Global Bond Securities Fund - 1.50% series contract	755.554	11.235997	8,489
Templeton Global Bond Securities Fund - 1.25% series contract	5,967.180	11.255130	67,161
Templeton Global Bond Securities Fund - 1.00% series contract	1,309.048	11.274241	14,759
Janus Aspen Series - Service Shares:
Balanced Portfolio - 1.80% series contract	655.128	14.806427	9,700
Balanced Portfolio - 1.75% series contract	14,618.664	10.195489	149,044
Balanced Portfolio - 1.70% series contract	6,701.640	14.917931	99,975
Balanced Portfolio - 1.65% series contract *	2,855.080	10.212868	29,159
Balanced Portfolio - 1.65% series contract	21,771.241	14.973773	325,998
Balanced Portfolio - 1.55% series contract	2,082.642	10.230213	21,306
Balanced Portfolio - 1.50% series contract **	1,833.777	10.244080	18,785
Balanced Portfolio - 1.50% series contract	150.238	15.142766	2,275
Balanced Portfolio - 1.45% series contract	1,964.930	10.247570	20,136
Balanced Portfolio - 1.40% series contract	141,851.869	15.256475	2,164,159
Balanced Portfolio - 1.25% series contract	48,525.591	10.282393	498,959
Balanced Portfolio - 1.00% series contract	999.238	10.325953	10,318
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series - Service Shares:
Enterprise Portfolio - 2.00% series contract	1,365.087	$7.892488	$10,774
Enterprise Portfolio - 1.95% series contract	4,455.505	7.895193	35,177
Enterprise Portfolio - 1.80% series contract	962.583	17.355384	16,706
Enterprise Portfolio - 1.75% series contract	5,915.980	7.922185	46,867
Enterprise Portfolio - 1.70% series contract	258.241	17.486106	4,516
Enterprise Portfolio - 1.65% series contract *	347.972	7.935709	2,761
Enterprise Portfolio - 1.65% series contract	1,004.298	17.551550	17,627
Enterprise Portfolio - 1.55% series contract	579.213	7.949198	4,604
Enterprise Portfolio - 1.40% series contract	24,083.440	17.883074	430,686
Enterprise Portfolio - 1.25% series contract	21,950.655	7.989834	175,382
Enterprise Portfolio - 1.00% series contract	1,473.142	8.023770	11,820
INTECH Risk-Managed Core Portfolio - 1.40% series contract	12,550.779	9.738535	122,226
Janus Portfolio - 2.00% series contract	2,540.258	8.397398	21,332
Janus Portfolio - 1.95% series contract	8,191.635	8.400274	68,812
Janus Portfolio - 1.75% series contract	9,710.639	8.428958	81,851
Janus Portfolio - 1.70% series contract	1,498.513	12.511986	18,749
Janus Portfolio - 1.65% series contract *	2,231.189	8.443331	18,839
Janus Portfolio - 1.65% series contract	6,876.247	12.558827	86,358
Janus Portfolio - 1.55% series contract	10.190	8.457688	86
Janus Portfolio - 1.50% series contract **	156.518	8.469192	1,326
Janus Portfolio - 1.50% series contract	55.824	12.700613	709
Janus Portfolio - 1.40% series contract	102,266.043	12.796036	1,308,600
Janus Portfolio - 1.25% series contract	39,896.974	8.500875	339,159
Janus Portfolio - 1.00% series contract	1,522.828	8.536954	13,000
Overseas Portfolio - 2.00% series contract	3,201.894	8.152962	26,105
Overseas Portfolio - 1.95% series contract	14,167.579	8.155757	115,547
Overseas Portfolio - 1.80% series contract **	5.209	8.180858	43
Overseas Portfolio - 1.80% series contract	91.983	20.191613	1,857
Overseas Portfolio - 1.75% series contract	21,119.250	8.183634	172,832
Overseas Portfolio - 1.70% series contract	551.015	20.296520	11,184
Overseas Portfolio - 1.65% series contract *	19,661.306	8.197607	161,176
Overseas Portfolio - 1.65% series contract	14,077.660	20.348969	286,466
Overseas Portfolio - 1.55% series contract	7,028.772	8.211543	57,717
Overseas Portfolio - 1.50% series contract **	560.109	8.222699	4,606
Overseas Portfolio - 1.50% series contract	132.846	20.507204	2,724
Overseas Portfolio - 1.45% series contract	5,127.917	8.225491	42,180
Overseas Portfolio - 1.40% series contract	129,102.940	20.613378	2,661,248
Overseas Portfolio - 1.25% series contract	237,780.200	8.253492	1,962,517
Overseas Portfolio - 1.00% series contract	20,103.340	8.288537	166,627
Worldwide Portfolio - 1.70% series contract	459.666	11.021983	5,066
Worldwide Portfolio - 1.65% series contract	107.884	11.063244	1,194
Worldwide Portfolio - 1.40% series contract	13,055.020	11.272269	147,160
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.80% series contract	1,948.003	13.422253	26,147
Guardian Portfolio - 1.75% series contract	1,850.535	8.273152	15,310
Guardian Portfolio - 1.70% series contract	901.400	13.523367	12,190
Guardian Portfolio - 1.65% series contract *	9.651	8.287276	80
Guardian Portfolio - 1.65% series contract	207.318	13.574002	2,814
Guardian Portfolio - 1.55% series contract	10.042	8.301363	83
Guardian Portfolio - 1.50% series contract	533.953	8.312644	4,439
Guardian Portfolio - 1.45% series contract	1,255.570	8.315466	10,441
Guardian Portfolio - 1.40% series contract	109,707.002	13.830390	1,517,291
Guardian Portfolio - 1.25% series contract	29,901.806	8.343787	249,494
Guardian Portfolio - 1.00% series contract	891.272	8.379171	7,468
Small-Cap Growth Portfolio - 1.70% series contract	2,177.174	9.898718	21,551
Small-Cap Growth Portfolio - 1.65% series contract	79.774	9.935822	793
Small-Cap Growth Portfolio - 1.40% series contract	16,810.777	10.123469	170,183
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund - 1.80% series contract	8,076.208	9.988388	80,668
Balanced Fund - 1.75% series contract	9.829	6.918376	68
Balanced Fund - 1.70% series contract	1,182.245	10.063628	11,898
Balanced Fund - 1.65% series contract *	1,601.630	6.930174	11,100
Balanced Fund - 1.65% series contract	15,720.067	10.101276	158,793
Balanced Fund - 1.55% series contract	10.229	6.941948	71
Balanced Fund - 1.40% series contract	56,797.924	10.292089	584,569
Balanced Fund - 1.25% series contract	15,110.910	6.977418	105,435
Balanced Fund - 1.00% series contract	101.774	7.007018	713
Capital Appreciation Fund - 2.00% series contract	2,764.615	7.936138	21,940
Capital Appreciation Fund - 1.95% series contract	10,740.482	7.938847	85,267
Capital Appreciation Fund - 1.80% series contract **	3.484	7.963269	28
Capital Appreciation Fund - 1.80% series contract	227.956	12.121750	2,763
Capital Appreciation Fund - 1.75% series contract	12,985.978	7.965974	103,446
Capital Appreciation Fund - 1.70% series contract	548.885	12.213074	6,704
Capital Appreciation Fund - 1.65% series contract *	1,295.811	7.979565	10,340
Capital Appreciation Fund - 1.65% series contract	5,218.419	12.258806	63,972
Capital Appreciation Fund - 1.55% series contract	4,160.520	7.993131	33,256
Capital Appreciation Fund - 1.50% series contract **	373.687	8.003999	2,991
Capital Appreciation Fund - 1.50% series contract	57.676	12.397207	715
Capital Appreciation Fund - 1.45% series contract	1,981.003	8.006710	15,861
Capital Appreciation Fund - 1.40% series contract	46,677.588	12.490338	583,019
Capital Appreciation Fund - 1.25% series contract	85,974.372	8.033973	690,716
Capital Appreciation Fund - 1.00% series contract	8,341.351	8.068067	67,299
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Oppenheimer Variable Account Funds - Service Shares:
Global Securities Fund - 1.80% series contract	341.397	$16.564900	$5,655
Global Securities Fund - 1.75% series contract	1,508.518	8.520435	12,853
Global Securities Fund - 1.70% series contract	757.450	16.689653	12,642
Global Securities Fund - 1.65% series contract *	1,828.478	8.534953	15,606
Global Securities Fund - 1.65% series contract	6,490.850	16.752109	108,735
Global Securities Fund - 1.55% series contract	639.261	8.549485	5,465
Global Securities Fund - 1.40% series contract	61,499.274	17.068484	1,049,699
Global Securities Fund - 1.25% series contract	24,514.515	8.593135	210,657
Global Securities Fund - 1.00% series contract	343.151	8.629610	2,961
Main Street Fund - 1.80% series contract	184.018	9.377848	1,726
Main Street Fund - 1.75% series contract	9.800	8.108312	79
Main Street Fund - 1.70% series contract	14.913	9.426585	141
Main Street Fund - 1.65% series contract *	9.800	8.122163	80
Main Street Fund - 1.65% series contract	4,804.336	9.450936	45,405
Main Street Fund - 1.55% series contract	10.200	8.135964	83
Main Street Fund - 1.45% series contract	101.678	8.149795	829
Main Street Fund - 1.40% series contract	78,304.053	9.573777	749,666
Main Street Fund - 1.25% series contract	12,160.332	8.177534	99,442
Main Street Fund - 1.00% series contract	179.496	8.212236	1,474
Main Street Small Cap Fund - 2.00% series contract	477.369	8.738019	4,171
Main Street Small Cap Fund - 1.95% series contract	2,032.390	8.741002	17,765
Main Street Small Cap Fund - 1.80% series contract	5,883.635	15.153270	89,156
Main Street Small Cap Fund - 1.75% series contract	2,269.747	8.770890	19,908
Main Street Small Cap Fund - 1.70% series contract	1,376.671	15.267417	21,018
Main Street Small Cap Fund - 1.65% series contract *	455.645	8.785854	4,003
Main Street Small Cap Fund - 1.65% series contract	5,332.205	15.324553	81,714
Main Street Small Cap Fund - 1.55% series contract	849.511	8.800779	7,476
Main Street Small Cap Fund - 1.45% series contract	69.221	8.815758	610
Main Street Small Cap Fund - 1.40% series contract	89,132.743	15.614000	1,391,719
Main Street Small Cap Fund - 1.25% series contract	13,320.462	8.845781	117,830
Main Street Small Cap Fund - 1.00% series contract	3,358.109	8.883329	29,831
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	1,972.395	10.218999	20,156
High Yield Portfolio - 1.95% series contract	4,461.839	10.222497	45,611
High Yield Portfolio - 1.80% series contract	924.194	16.346810	15,108
High Yield Portfolio - 1.75% series contract	6,010.480	10.257349	61,652
High Yield Portfolio - 1.70% series contract	2,357.075	16.469884	38,821
High Yield Portfolio - 1.65% series contract *	473.326	10.274805	4,863
High Yield Portfolio - 1.65% series contract	6,104.846	16.531517	100,922
High Yield Portfolio - 1.55% series contract	777.700	10.292261	8,004
High Yield Portfolio - 1.45% series contract	67.843	10.309706	699
High Yield Portfolio - 1.40% series contract	38,556.510	16.843631	649,432
High Yield Portfolio - 1.25% series contract	15,861.256	10.344739	164,081
High Yield Portfolio - 1.00% series contract	323.585	10.388554	3,362
Real Return Portfolio - 1.95% series contract	1,079.891	10.319650	11,144
Real Return Portfolio - 1.80% series contract **	2.829	10.351299	29
Real Return Portfolio - 1.80% series contract	1,965.920	13.948278	27,421
Real Return Portfolio - 1.75% series contract	19,871.803	10.354821	205,769
Real Return Portfolio - 1.70% series contract	4,512.040	14.053337	63,409
Real Return Portfolio - 1.65% series contract *	1,570.040	10.372451	16,285
Real Return Portfolio - 1.65% series contract	75,019.778	14.105932	1,058,224
Real Return Portfolio - 1.55% series contract	28,450.460	10.390056	295,602
Real Return Portfolio - 1.50% series contract **	163.909	10.404148	1,705
Real Return Portfolio - 1.50% series contract	532.113	14.265106	7,591
Real Return Portfolio - 1.45% series contract	2,615.337	10.407690	27,220
Real Return Portfolio - 1.40% series contract	163,663.862	14.372242	2,352,217
Real Return Portfolio - 1.25% series contract	73,868.116	10.443039	771,408
Real Return Portfolio - 1.00% series contract	7,159.090	10.487255	75,079
Total Return Portfolio - 2.00% series contract	1,305.901	11.155822	14,568
Total Return Portfolio - 1.95% series contract	4,608.596	11.159652	51,430
Total Return Portfolio - 1.80% series contract **	5.207	11.193870	58
Total Return Portfolio - 1.80% series contract	2,314.498	14.037852	32,491
Total Return Portfolio - 1.75% series contract	26,573.058	11.197687	297,557
Total Return Portfolio - 1.70% series contract	1,989.675	14.143535	28,141
Total Return Portfolio - 1.65% series contract *	17,679.787	11.216745	198,310
Total Return Portfolio - 1.65% series contract	26,894.003	14.196458	381,800
Total Return Portfolio - 1.55% series contract	14,413.326	11.235770	161,945
Total Return Portfolio - 1.50% series contract **	1,594.189	11.251000	17,936
Total Return Portfolio - 1.50% series contract	47.413	14.356658	681
Total Return Portfolio - 1.45% series contract	6,765.668	11.254838	76,146
Total Return Portfolio - 1.40% series contract	182,592.860	14.464478	2,641,110
Total Return Portfolio - 1.25% series contract	157,650.383	11.293052	1,780,354
Total Return Portfolio - 1.00% series contract	12,765.187	11.340888	144,769
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2009

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Rydex Variable Trust:
All-Cap Opportunity Fund - 1.70% series contract	2,214.757	$13.533244	$29,973
All-Cap Opportunity Fund - 1.65% series contract	3,660.199	13.583878	49,720
All-Cap Opportunity Fund - 1.40% series contract	49,925.710	13.840415	690,993
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 2.00% series contract	1,327.466	9.837953	13,060
Core Plus Fixed Income Portfolio - 1.95% series contract	2,674.599	9.841332	26,322
Core Plus Fixed Income Portfolio - 1.75% series contract	4,799.371	9.874876	47,393
Core Plus Fixed Income Portfolio - 1.70% series contract	965.496	11.180804	10,795
Core Plus Fixed Income Portfolio - 1.65% series contract *	9.889	9.891696	98
Core Plus Fixed Income Portfolio - 1.65% series contract	35,641.101	11.222656	399,988
Core Plus Fixed Income Portfolio - 1.55% series contract	10.289	9.908474	102
Core Plus Fixed Income Portfolio - 1.40% series contract	37,121.009	11.434579	424,463
Core Plus Fixed Income Portfolio - 1.25% series contract	427.662	9.959007	4,259
Core Plus Fixed Income Portfolio - 1.00% series contract	312.213	10.001181	3,122
Mid Cap Growth Portfolio - 1.80% series contract	506.820	9.079173	4,602
Mid Cap Growth Portfolio - 1.75% series contract	9.742	8.571774	84
Mid Cap Growth Portfolio - 1.70% series contract	923.217	9.103949	8,405
Mid Cap Growth Portfolio - 1.65% series contract *	9.741	8.586406	84
Mid Cap Growth Portfolio - 1.65% series contract	4,120.475	9.116318	37,564
Mid Cap Growth Portfolio - 1.55% series contract	616.403	8.600992	5,302
Mid Cap Growth Portfolio - 1.50% series contract	165.489	8.612701	1,425
Mid Cap Growth Portfolio - 1.45% series contract	70.669	8.615633	609
Mid Cap Growth Portfolio - 1.40% series contract	9,473.703	9.178449	86,954
Mid Cap Growth Portfolio - 1.25% series contract	16,037.221	8.644944	138,641
Mid Cap Growth Portfolio - 1.00% series contract	2,667.490	8.681640	23,158
U.S. Mid Cap Value Portfolio - 1.80% series contract	334.172	16.392156	5,478
U.S. Mid Cap Value Portfolio - 1.75% series contract	1,408.009	8.331851	11,731
U.S. Mid Cap Value Portfolio - 1.70% series contract	1,998.063	16.515640	32,999
U.S. Mid Cap Value Portfolio - 1.65% series contract *	1,728.151	8.346065	14,423
U.S. Mid Cap Value Portfolio - 1.65% series contract	11,376.420	16.577448	188,592
U.S. Mid Cap Value Portfolio - 1.55% series contract	713.666	8.360263	5,966
U.S. Mid Cap Value Portfolio - 1.50% series contract	308.190	8.371619	2,580
U.S. Mid Cap Value Portfolio - 1.45% series contract	583.134	8.374461	4,883
U.S. Mid Cap Value Portfolio - 1.40% series contract	83,007.767	16.890512	1,402,044
U.S. Mid Cap Value Portfolio - 1.25% series contract	21,103.813	8.402978	177,335
U.S. Mid Cap Value Portfolio - 1.00% series contract	1,989.177	8.438627	16,786
U.S. Real Estate Portfolio - 1.80% series contract	235.688	16.740693	3,946
U.S. Real Estate Portfolio - 1.70% series contract	2,376.879	16.866847	40,090
U.S. Real Estate Portfolio - 1.65% series contract	11,852.560	16.930021	200,664
U.S. Real Estate Portfolio - 1.40% series contract	142,982.214	17.249879	2,466,426
Value Portfolio - 2.00% series contract	2,187.861	8.667418	18,963
Value Portfolio - 1.95% series contract	7,282.245	8.670377	63,140
Value Portfolio - 1.80% series contract	653.742	13.195839	8,627
Value Portfolio - 1.75% series contract	9,226.496	8.699999	80,271
Value Portfolio - 1.70% series contract	1,906.460	13.295230	25,347
Value Portfolio - 1.65% series contract *	9.671	8.714839	84
Value Portfolio - 1.65% series contract	10,467.829	13.344990	139,693
Value Portfolio - 1.55% series contract	36.306	8.729659	317
Value Portfolio - 1.45% series contract	109.118	8.744501	954
Value Portfolio - 1.40% series contract	121,587.576	13.597024	1,653,229
Value Portfolio - 1.25% series contract	2,243.797	8.774257	19,688
Value Portfolio - 1.00% series contract	552.134	8.811471	4,865
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	9.831	9.196467	90
2015 ETF Fund - 1.70% series contract	1,831.652	8.782119	16,086
2015 ETF Fund - 1.65% series contract *	9.831	9.212138	91
2015 ETF Fund - 1.65% series contract	2,091.600	8.794030	18,394
2015 ETF Fund - 1.55% series contract	1,435.483	9.227788	13,246
2015 ETF Fund - 1.40% series contract	13,576.213	8.853895	120,202
2015 ETF Fund - 1.25% series contract	639.090	9.274871	5,927
2015 ETF Fund - 1.00% series contract	5,090.886	9.314180	47,417
2025 ETF Fund - 1.75% series contract	9.810	8.808543	86
2025 ETF Fund - 1.70% series contract	406.579	8.310918	3,379
2025 ETF Fund - 1.65% series contract *	9.810	8.823573	87
2025 ETF Fund - 1.65% series contract	9.281	8.322224	77
2025 ETF Fund - 1.55% series contract	10.200	8.838552	90
2025 ETF Fund - 1.40% series contract	6,616.006	8.378892	55,435
2025 ETF Fund - 1.25% series contract	1,589.665	8.883649	14,122
2025 ETF Fund - 1.00% series contract	267.651	8.921314	2,388
2035 ETF Fund - 1.75% series contract	9.791	8.371790	82
2035 ETF Fund - 1.65% series contract *	9.791	8.386081	82
2035 ETF Fund - 1.65% series contract	20.091	7.737651	155
2035 ETF Fund - 1.55% series contract	10.181	8.400318	86
2035 ETF Fund - 1.40% series contract	10,773.794	7.790364	83,932
2035 ETF Fund - 1.25% series contract	1,791.978	8.443196	15,130
2035 ETF Fund - 1.00% series contract	422.118	8.479013	3,579
The accompanying notes are an integral part of these financial statements.

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2009

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	$6,057	$4,276	$1,781	$(6,315)	$0	$78,261	$71,946	$73,727
Financial Services Fund	4,887	1,930	2,957	(51,065)	0	82,487	31,422	34,379
Global Health Care Fund	2,540	10,199	(7,659)	(82,856)	0	258,443	175,587	167,928
Small Cap Equity Fund	1,195	8,551	(7,356)	(51,165)	0	197,275	146,110	138,754
AIM Variable Insurance Funds - Series II Shares:
Capital Development Fund	0	13,925	(13,925)	(61,153)	0	436,405	375,252	361,327
Global Real Estate Fund	0	3,172	(3,172)	(24,355)	0	122,952	98,597	95,425
Government Securities Fund	57,964	22,403	35,561	32,231	44,600	(135,085)	(58,254)	(22,693)
International Growth Fund	3,861	2,313	1,548	1,142	0	50,635	51,777	53,325
Mid Cap Core Equity Fund	6,036	7,046	(1,010)	(7,519)	7,607	137,979	138,067	137,057
Utilities Fund	50,733	15,725	35,008	(148,028)	13,878	227,388	93,238	128,246
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	2,231	1,790	441	(1,571)	0	51,913	50,342	50,783
American Century Variable Portfolios - Class I:
Vista Fund	0	10,843	(10,843)	(28,951)	0	196,416	167,465	156,622
American Century Variable Portfolios - Class II:
Large Company Value Fund	20,064	5,862	14,202	(70,163)	0	134,125	63,962	78,164
Mid Cap Value Fund	12,519	5,269	7,250	(7,780)	0	113,425	105,645	112,895
Ultra Fund	190	1,627	(1,437)	(2,575)	0	38,084	35,509	34,072
Calamos Advisors Trust:
Growth and Income Portfolio	31,591	16,015	15,576	(130,150)	0	474,284	344,134	359,710
Davis Variable Account Fund, Inc.:
Value Portfolio	16,704	17,188	(484)	(37,217)	0	455,071	417,854	417,370
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	3,075	6,897	(3,822)	(17,255)	0	157,063	139,808	135,986
Stock Index Fund, Inc.	134,073	100,961	33,112	(323,608)	399,815	1,528,484	1,604,691	1,637,803
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	1,171	3,928	(2,757)	(6,566)	0	135,274	128,708	125,951
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	297	605	(308)	(6,756)	0	21,189	14,433	14,125
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,849	33,604	(30,755)	0	0	0	0	(30,755)
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	11,705	7,516	4,189	(9,670)	38,554	71,070	99,954	104,143
DWS Variable Series II - Class A:
Global Thematic VIP	89	131	(42)	(27)	0	3,758	3,731	3,689
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	47,917	69,245	(21,328)	(22,774)	4,730	1,067,419	1,049,375	1,028,047
Ibbotson Conservative ETF Asset Allocation Portfolio	14,874	25,978	(11,104)	927	1,535	180,095	182,557	171,453
Ibbotson Growth ETF Asset Allocation Portfolio	91,723	140,013	(48,290)	(83,646)	4,350	2,901,519	2,822,223	2,773,933
Ibbotson Income and Growth ETF Asset Allocation Portfolio	30,586	50,756	(20,170)	(24,467)	2,711	660,646	638,890	618,720
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from May 1, 2009 (commencement of operations) to December 31, 2009.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF OPERATIONS — Continued
For the Year Ended December 31, 2009

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund (*)	$9	$31	$(22)	$1	$24	$598	$623	$601
Franklin U.S. Government Fund	14,400	6,441	7,959	2,565	0	(5,204)	(2,639)	5,320
Mutual Global Discovery Securities Fund (*)	192	270	(78)	2,053	453	2,073	4,579	4,501
Mutual Shares Securities Fund	7,557	5,120	2,437	(8,907)	0	87,016	78,109	80,546
Templeton Foreign Securities Fund	7,285	4,056	3,229	(57,617)	8,986	135,607	86,976	90,205
Templeton Global Bond Securities Fund (*)	196	281	(85)	(14)	0	2,335	2,321	2,236
Janus Aspen Series - Service Shares:
Balanced Portfolio	77,866	39,159	38,707	6,890	99,670	451,682	558,242	596,949
Enterprise Portfolio	0	7,075	(7,075)	(15,355)	0	210,412	195,057	187,982
INTECH Risk-Managed Core Portfolio	1,210	1,416	(206)	(5,595)	0	27,123	21,528	21,322
Janus Portfolio	4,297	15,364	(11,067)	(28,128)	0	349,832	321,704	310,637
Overseas Portfolio	15,533	51,452	(35,919)	(131,795)	103,461	2,014,650	1,986,316	1,950,397
Worldwide Portfolio	1,624	1,785	(161)	(3,199)	0	42,278	39,079	38,918
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	17,061	22,009	(4,948)	(186,317)	0	639,730	453,413	448,465
Small-Cap Growth Portfolio	0	2,461	(2,461)	(20,038)	0	57,359	37,321	34,860
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	0	11,843	(11,843)	(75,665)	0	238,859	163,194	151,351
Capital Appreciation Fund	48	14,441	(14,393)	(23,508)	0	416,208	392,700	378,307
Global Securities Fund	19,487	15,688	3,799	(43,645)	21,609	393,833	371,797	375,596
Main Street Fund	10,623	10,276	347	(40,540)	0	229,442	188,902	189,249
Main Street Small Cap Fund	7,908	19,686	(11,778)	(28,033)	0	484,963	456,930	445,152
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	81,886	11,698	70,188	(86,166)	0	332,709	246,543	316,731
Real Return Portfolio	128,549	61,257	67,292	(15,621)	180,354	393,371	558,104	625,396
Total Return Portfolio	234,537	63,351	171,186	6,317	164,274	154,478	325,069	496,255
Rydex Variable Trust:
All-Cap Opportunity Fund	642	8,976	(8,334)	(58,046)	0	212,506	154,460	146,126
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	81,889	14,684	67,205	(27,396)	0	33,813	6,417	73,622
Mid Cap Growth Portfolio	0	2,640	(2,640)	(24,080)	0	115,995	91,915	89,275
U.S. Mid Cap Value Portfolio	16,972	19,619	(2,647)	(338,717)	0	792,205	453,488	450,841
U.S. Real Estate Portfolio	69,150	30,410	38,740	(1,492,534)	0	1,965,388	472,854	511,594
Value Portfolio	53,302	22,643	30,659	(269,826)	0	672,458	402,632	433,291
Wilshire Variable Insurance Trust:
2015 ETF Fund	6,491	2,360	4,131	(1,770)	258	33,742	32,230	36,361
2025 ETF Fund	1,429	780	649	(278)	101	10,370	10,193	10,842
2035 ETF Fund	1,009	1,077	(68)	(2,149)	86	17,849	15,786	15,718
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from May 1, 2009 (commencement of operations) to December 31, 2009.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2009

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	$1,781	$(6,315)	$0	$78,261	$73,727	$44,947	$6,778	$2,518	$40,687	$114,414	$251,391	$365,805
Financial Services Fund	2,957	(51,065)	0	82,487	34,379	39,354	8,648	(1,507)	29,199	63,578	111,530	175,108
Global Health Care Fund	(7,659)	(82,856)	0	258,443	167,928	77,372	21,562	(117,488)	(61,678)	106,250	707,410	813,660
Small Cap Equity Fund	(7,356)	(51,165)	0	197,275	138,754	221,278	37,901	(35,486)	147,891	286,645	420,657	707,302
AIM Variable Insurance Funds - Series II Shares:
Capital Development Fund	(13,925)	(61,153)	0	436,405	361,327	541,535	57,596	(48,311)	435,628	796,955	661,073	1,458,028
Global Real Estate Fund	(3,172)	(24,355)	0	122,952	95,425	300,305	8,295	(14,200)	277,810	373,235	86,778	460,013
Government Securities Fund	35,561	32,231	44,600	(135,085)	(22,693)	75,731	79,025	(418,233)	(421,527)	(444,220)	1,676,773	1,232,553
International Growth Fund	1,548	1,142	0	50,635	53,325	113,948	2,823	171,326	282,451	335,776	1,292	337,068
Mid Cap Core Equity Fund	(1,010)	(7,519)	7,607	137,979	137,057	144,141	18,607	61,797	187,331	324,388	350,732	675,120
Utilities Fund	35,008	(148,028)	13,878	227,388	128,246	191,833	65,164	(117,117)	9,552	137,798	1,103,913	1,241,711
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	441	(1,571)	0	51,913	50,783	171,648	12,588	(2,279)	156,781	207,564	26,927	234,491
American Century Variable Portfolios - Class I:
Vista Fund	(10,843)	(28,951)	0	196,416	156,622	234,680	34,825	47,887	247,742	404,364	601,694	1,006,058
American Century Variable Portfolios - Class II:
Large Company Value Fund	14,202	(70,163)	0	134,125	78,164	134,611	44,523	(17,181)	72,907	151,071	375,553	526,624
Mid Cap Value Fund	7,250	(7,780)	0	113,425	112,895	177,361	4,670	15,737	188,428	301,323	238,377	539,700
Ultra Fund	(1,437)	(2,575)	0	38,084	34,072	16,627	2,152	(3,368)	11,107	45,179	95,675	140,854
Calamos Advisors Trust:
Growth and Income Portfolio	15,576	(130,150)	0	474,284	359,710	148,254	109,671	(119,815)	(81,232)	278,478	1,110,850	1,389,328
Davis Variable Account Fund, Inc.:
Value Portfolio	(484)	(37,217)	0	455,071	417,370	1,316,849	50,121	13,532	1,280,260	1,697,630	461,097	2,158,727
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	(3,822)	(17,255)	0	157,063	135,986	120,798	61,618	4,036	63,216	199,202	421,407	620,609
Stock Index Fund, Inc.	33,112	(323,608)	399,815	1,528,484	1,637,803	2,161,986	465,021	799,021	2,495,986	4,133,789	5,996,080	10,129,869
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	(2,757)	(6,566)	0	135,274	125,951	25,731	11,991	27,984	41,724	167,675	169,720	337,395
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	(308)	(6,756)	0	21,189	14,125	25,473	989	6,568	31,052	45,177	24,371	69,548
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	(30,755)	0	0	0	(30,755)	2,261,556	391,052	(1,808,634)	61,870	31,115	2,253,158	2,284,273
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	4,189	(9,670)	38,554	71,070	104,143	72,744	31,043	(2,499)	39,202	143,345	476,273	619,618
DWS Variable Series II - Class A:
Global Thematic VIP	(42)	(27)	0	3,758	3,689	10,464	29	2	10,437	14,126	3,003	17,129
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(21,328)	(22,774)	4,730	1,067,419	1,028,047	3,434,882	136,600	116,626	3,414,908	4,442,955	2,719,906	7,162,861
Ibbotson Conservative ETF Asset Allocation Portfolio	(11,104)	927	1,535	180,095	171,453	1,630,429	106,655	(82,759)	1,441,015	1,612,468	940,787	2,553,255
Ibbotson Growth ETF Asset Allocation Portfolio	(48,290)	(83,646)	4,350	2,901,519	2,773,933	8,038,381	42,172	42,402	8,038,611	10,812,544	3,593,464	14,406,008
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(20,170)	(24,467)	2,711	660,646	618,720	3,016,854	57,877	(119,294)	2,839,683	3,458,403	1,211,122	4,669,525
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from May 1, 2009 (commencement of operations) to December 31, 2009.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS — Continued
For the Year Ended December 31, 2009

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund (*)	$(22)	$1	$24	$598	$601	$18,262	$5	$19	$18,276	$18,877	$0	$18,877
Franklin U.S. Government Fund	7,959	2,565	0	(5,204)	5,320	531,312	15,531	155,297	671,078	676,398	104,512	780,910
Mutual Global Discovery Securities Fund (*)	(78)	2,053	453	2,073	4,501	80,785	5	(189)	80,591	85,092	0	85,092
Mutual Shares Securities Fund	2,437	(8,907)	0	87,016	80,546	306,446	4,875	173,817	475,388	555,934	190,178	746,112
Templeton Foreign Securities Fund	3,229	(57,617)	8,986	135,607	90,205	94,324	18,984	(7,305)	68,035	158,240	228,403	386,643
Templeton Global Bond Securities Fund (*)	(85)	(14)	0	2,335	2,236	99,012	296	10,594	109,310	111,546	0	111,546
Janus Aspen Series - Service Shares:
Balanced Portfolio	38,707	6,890	99,670	451,682	596,949	790,150	243,145	56,146	603,151	1,200,100	2,149,714	3,349,814
Enterprise Portfolio	(7,075)	(15,355)	0	210,412	187,982	151,889	17,289	109,707	244,307	432,289	324,631	756,920
INTECH Risk-Managed Core Portfolio	(206)	(5,595)	0	27,123	21,322	16,787	3,434	(2,635)	10,718	32,040	90,186	122,226
Janus Portfolio	(11,067)	(28,128)	0	349,832	310,637	268,512	66,274	798,021	1,000,259	1,310,896	647,925	1,958,821
Overseas Portfolio	(35,919)	(131,795)	103,461	2,014,650	1,950,397	1,869,964	144,995	152,647	1,877,616	3,828,013	1,844,816	5,672,829
Worldwide Portfolio	(161)	(3,199)	0	42,278	38,918	12,917	6,757	(4,259)	1,901	40,819	112,601	153,420
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	(4,948)	(186,317)	0	639,730	448,465	268,040	86,881	185,721	366,880	815,345	1,030,412	1,845,757
Small-Cap Growth Portfolio	(2,461)	(20,038)	0	57,359	34,860	30,528	2,487	(36,865)	(8,824)	26,036	166,491	192,527
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	(11,843)	(75,665)	0	238,859	151,351	190,950	49,052	(15,829)	126,069	277,420	675,895	953,315
Capital Appreciation Fund	(14,393)	(23,508)	0	416,208	378,307	728,926	69,859	142,414	801,481	1,179,788	508,529	1,688,317
Global Securities Fund	3,799	(43,645)	21,609	393,833	375,596	321,423	60,474	(56,023)	204,926	580,522	843,751	1,424,273
Main Street Fund	347	(40,540)	0	229,442	189,249	200,415	47,929	(4,787)	147,699	336,948	561,977	898,925
Main Street Small Cap Fund	(11,778)	(28,033)	0	484,963	445,152	312,649	54,828	30,580	288,401	733,553	1,051,648	1,785,201
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	70,188	(86,166)	0	332,709	316,731	196,563	253,360	234,626	177,829	494,560	618,151	1,112,711
Real Return Portfolio	67,292	(15,621)	180,354	393,371	625,396	1,281,674	367,033	(282,338)	632,303	1,257,699	3,655,404	4,913,103
Total Return Portfolio	171,186	6,317	164,274	154,478	496,255	2,402,628	491,666	(90,624)	1,820,338	2,316,593	3,510,703	5,827,296
Rydex Variable Trust:
All-Cap Opportunity Fund	(8,334)	(58,046)	0	212,506	146,126	91,511	37,161	(10,848)	43,502	189,628	581,058	770,686
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	67,205	(27,396)	0	33,813	73,622	57,013	41,895	(32,044)	(16,926)	56,696	872,906	929,602
Mid Cap Growth Portfolio	(2,640)	(24,080)	0	115,995	89,275	131,837	17,287	16,338	130,888	220,163	86,665	306,828
U.S. Mid Cap Value Portfolio	(2,647)	(338,717)	0	792,205	450,841	364,444	96,383	(15,488)	252,573	703,414	1,159,403	1,862,817
U.S. Real Estate Portfolio	38,740	(1,492,534)	0	1,965,388	511,594	311,547	124,621	(366,044)	(179,118)	332,476	2,378,650	2,711,126
Value Portfolio	30,659	(269,826)	0	672,458	433,291	334,281	54,298	(17,147)	262,836	696,127	1,319,051	2,015,178
Wilshire Variable Insurance Trust:
2015 ETF Fund	4,131	(1,770)	258	33,742	36,361	42,514	5,569	41,836	78,781	115,142	106,311	221,453
2025 ETF Fund	649	(278)	101	10,370	10,842	24,029	45	(454)	23,530	34,372	41,292	75,664
2035 ETF Fund	(68)	(2,149)	86	17,849	15,718	32,884	1,520	(1,306)	30,058	45,776	57,270	103,046
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from May 1, 2009 (commencement of operations) to December 31, 2009.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2008

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	$1,824	$5,971	$0	$(123,051)	$(115,256)	$53,218	$75,071	$(25,484)	$(47,337)	$(162,593)	$413,984	$251,391
Financial Services Fund	2,664	(30,918)	14,790	(139,104)	(152,568)	54,139	10,473	(26,801)	16,865	(135,703)	247,233	111,530
Global Health Care Fund	(14,185)	30,109	185,013	(540,594)	(339,657)	100,430	125,096	(255,118)	(279,784)	(619,441)	1,326,851	707,410
Small Cap Equity Fund	(5,758)	(15,426)	1,710	(152,169)	(171,643)	225,946	12,984	(35,156)	177,806	6,163	414,494	420,657
AIM Variable Insurance Funds - Series II Shares:
Capital Development Fund	(15,092)	(37,197)	131,354	(686,309)	(607,244)	204,152	278,706	(78,200)	(152,754)	(759,998)	1,421,071	661,073
Global Real Estate Fund (***)	4,498	(704)	7,359	(23,554)	(12,401)	99,268	9	(80)	99,179	86,778	0	86,778
Government Securities Fund	31,980	10,287	0	91,626	133,893	107,852	87,977	1,029,205	1,049,080	1,182,973	493,800	1,676,773
International Growth Fund (***)	3	(1)	18	(189)	(169)	1,455	0	6	1,461	1,292	0	1,292
Mid Cap Core Equity Fund	99	6,604	51,796	(194,706)	(136,207)	97,450	18,153	(48,288)	31,009	(105,198)	455,930	350,732
Utilities Fund	12,856	80,290	149,356	(871,012)	(628,510)	366,062	133,859	(754,045)	(521,842)	(1,150,352)	2,254,265	1,103,913
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio (***)	(63)	(419)	0	(2,749)	(3,231)	30,560	11	(391)	30,158	26,927	0	26,927
American Century Variable Portfolios - Class I:
Vista Fund	(10,902)	45,793	31,458	(601,322)	(534,973)	277,253	52,265	(131,619)	93,369	(441,604)	1,043,298	601,694
American Century Variable Portfolios - Class II:
Large Company Value Fund	5,916	(113,979)	21,566	(217,359)	(303,856)	95,994	161,387	(176,122)	(241,515)	(545,371)	920,924	375,553
Mid Cap Value Fund	(3,522)	102	0	(72,601)	(76,021)	85,760	32,860	(29,185)	23,715	(52,306)	290,683	238,377
Ultra Fund	(1,329)	(3,527)	13,473	(58,368)	(49,751)	18,194	108	55,027	73,113	23,362	72,313	95,675
Calamos Advisors Trust:
Growth and Income Portfolio	(3,215)	(45,873)	36,073	(334,009)	(347,024)	145,321	99,870	1,211,396	1,256,847	909,823	201,027	1,110,850
Davis Variable Account Fund, Inc.:
Value Portfolio	3,267	(40,973)	10,542	(110,217)	(137,381)	402,675	9,744	104,119	497,050	359,669	101,428	461,097
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	(5,526)	(562)	0	(216,242)	(222,330)	109,934	38,801	(2,209)	68,924	(153,406)	574,813	421,407
Stock Index Fund, Inc.	28,822	215,211	0	(4,250,424)	(4,006,391)	1,728,517	935,198	(2,516,152)	(1,722,833)	(5,729,224)	11,725,304	5,996,080
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	(3,312)	(6,575)	0	(109,801)	(119,688)	38,546	11,689	(8,953)	17,904	(101,784)	271,504	169,720
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	(140)	(383)	2,023	(10,223)	(8,723)	21,893	1,467	(147)	20,279	11,556	12,815	24,371
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	8,227	0	0	0	8,227	607,709	764,344	2,084,449	1,927,814	1,936,041	317,117	2,253,158
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	1,433	9,320	45,032	(273,329)	(217,544)	107,859	58,947	(93,761)	(44,849)	(262,393)	738,666	476,273
DWS Variable Series II - Class A:
Global Thematic VIP (***)	(30)	(448)	0	(1,176)	(1,654)	4,716	0	(59)	4,657	3,003	0	3,003
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(11,635)	(26,431)	524	(169,337)	(206,879)	2,558,885	62,954	113,834	2,609,765	2,402,886	317,020	2,719,906
Ibbotson Conservative ETF Asset Allocation Portfolio	(3,000)	3	107	18,784	15,894	823,292	2,486	35,505	856,311	872,205	68,582	940,787
Ibbotson Growth ETF Asset Allocation Portfolio	(18,369)	(665)	444	(563,973)	(582,563)	3,783,986	3,173	56,541	3,837,354	3,254,791	338,673	3,593,464
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(6,006)	(2,132)	38	(45,160)	(53,260)	1,097,161	13,277	61,585	1,145,469	1,092,209	118,913	1,211,122
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from January 1, 2008 to December 19, 2008 (fund merged date).

(**)	Period from January 1, 2008 to December 12, 2008 (fund closed date).

(***)	Period from May 1, 2008 (commencement of operations) to December 31, 2008.

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS — Continued
For the Year Ended December 31, 2008

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin U.S. Government Fund (***)	$(292)	$(15)	$0	$3,417	$3,110	$102,529	$151	$(976)	$101,402	$104,512	$0	$104,512
Mutual Shares Securities Fund (***)	(68)	(2,055)	135	(452)	(2,440)	198,414	4,848	(948)	192,618	190,178	0	190,178
Templeton Foreign Securities Fund	5,373	(126,119)	46,952	(142,420)	(216,214)	125,676	94,103	(32,144)	(571)	(216,785)	445,188	228,403
Janus Aspen Series - Service Shares:
Balanced Portfolio	23,388	53,118	159,768	(687,114)	(450,840)	380,878	285,703	(77,647)	17,528	(433,312)	2,583,026	2,149,714
INTECH Risk-Managed Core Portfolio	(672)	(1,343)	6,338	(51,195)	(46,872)	23,980	574	5,325	28,731	(18,141)	108,327	90,186
International Growth Portfolio	24,945	135,644	300,495	(2,008,398)	(1,547,314)	1,316,411	198,878	(314,822)	802,711	(744,603)	2,589,419	1,844,816
Large Cap Growth Portfolio	(5,740)	1,585	0	(343,903)	(348,058)	244,133	32,424	61,329	273,038	(75,020)	722,945	647,925
Mid Cap Growth Portfolio	(5,816)	33,240	25,553	(270,823)	(217,846)	169,144	108,573	(43,675)	16,896	(200,950)	525,581	324,631
Worldwide Growth Portfolio	(651)	6,224	0	(96,002)	(90,429)	25,867	9,283	(23,122)	(6,538)	(96,967)	209,568	112,601
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	(7,737)	(30,400)	53,445	(488,709)	(473,401)	177,777	121,091	589,924	646,610	173,209	857,203	1,030,412
Small-Cap Growth Portfolio	(3,044)	(2,537)	8,335	(105,627)	(102,873)	37,241	9,927	(6,409)	20,905	(81,968)	248,459	166,491
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	10,783	(53,364)	69,675	(535,416)	(508,322)	237,001	152,671	(35,027)	49,303	(459,019)	1,134,914	675,895
Capital Appreciation Fund	(9,224)	10,406	0	(365,714)	(364,532)	236,071	70,854	(51,651)	113,566	(250,966)	759,495	508,529
Global Securities Fund	(2,279)	(89,287)	74,403	(561,049)	(578,212)	356,149	89,873	(230,574)	35,702	(542,510)	1,386,261	843,751
Main Street Fund	(1,445)	(12,290)	45,046	(366,493)	(335,182)	251,612	63,624	(95,223)	92,765	(242,417)	804,394	561,977
Main Street Small Cap Fund	(16,463)	1,588	77,204	(708,678)	(646,349)	420,295	130,818	(195,772)	93,705	(552,644)	1,604,292	1,051,648
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio (**)	(1,424)	(5,925)	0	(46,986)	(54,335)	13,107	6,920	(131,368)	(125,181)	(179,516)	179,516	0
Mid Cap Value Portfolio (**)	(5,364)	(1,370,479)	494,372	511,206	(370,265)	98,366	156,884	(917,595)	(976,113)	(1,346,378)	1,346,378	0
Select Value Portfolio (**)	1,818	281	0	(49,909)	(47,810)	19,527	40,226	(173,191)	(193,890)	(241,700)	241,700	0
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	57,713	(89,575)	1,973	(193,598)	(223,487)	138,421	67,432	(322,323)	(251,334)	(474,821)	1,092,972	618,151
Real Return Portfolio	85,733	(47,234)	6,011	(425,010)	(380,500)	1,199,008	517,805	(218,068)	463,135	82,635	3,572,769	3,655,404
Total Return Portfolio	116,610	(3,976)	76,222	(115,634)	73,222	801,659	552,735	1,357	250,281	323,503	3,187,200	3,510,703
Rydex Variable Trust:
Sector Rotation Fund	(12,376)	11,933	2,277	(461,045)	(459,211)	171,447	150,662	(192,872)	(172,087)	(631,298)	1,212,356	581,058
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	39,290	(60,115)	0	(150,833)	(171,658)	48,581	100,676	602,937	550,842	379,184	493,722	872,906
Mid Cap Growth Portfolio	(668)	(50,263)	41,468	(66,273)	(75,736)	85,777	59,019	346	27,104	(48,632)	135,297	86,665
U.S. Mid Cap Value Portfolio	(11,063)	(332,041)	552,312	(1,151,257)	(942,049)	416,175	206,096	(1,142,439)	(932,360)	(1,874,409)	3,033,812	1,159,403
U.S. Real Estate Portfolio	84,283	(1,304,143)	1,577,337	(2,015,532)	(1,658,055)	524,691	468,201	(2,923,153)	(2,866,663)	(4,524,718)	6,903,368	2,378,650
Value Portfolio	38,500	(695,868)	336,537	(605,708)	(926,539)	494,765	239,048	(2,301,924)	(2,046,207)	(2,972,746)	4,291,797	1,319,051
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	869	(11,764)	839	265	(9,791)	95	1,026	1,375	444	(9,347)	9,347	0
2015 Moderate Fund	1,000	(2,100)	1,400	(21,031)	(20,731)	23,945	4	31,224	55,165	34,434	71,877	106,311
2025 Moderate Fund	468	(49)	804	(15,083)	(13,860)	12,642	139	(1)	12,502	(1,358)	42,650	41,292
2035 Moderate Fund	342	(556)	945	(19,583)	(18,852)	15,941	1,193	13,245	27,993	9,141	48,129	57,270
2045 Moderate Fund (*)	241	(8,704)	572	438	(7,453)	7,977	452	(13,544)	(6,019)	(13,472)	13,472	0
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from January 1, 2008 to December 19, 2008 (fund merged date).

(**)	Period from January 1, 2008 to December 12, 2008 (fund closed date).

(***)	Period from May 1, 2008 (commencement of operations) to December 31, 2008.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS
December 31, 2009
(1)	ORGANIZATION
Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.
At December 31, 2009 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:
AIM Variable Insurance Funds — Series I Shares:
•	Core Equity Fund

•	Financial Services Fund

•	Global Health Care Fund

•	Small Cap Equity Fund
AIM Variable Insurance Funds — Series II Shares:
•	Capital Development Fund

•	Global Real Estate Fund

•	Government Securities Fund

•	International Growth Fund

•	Mid Cap Core Equity Fund

•	Utilities Fund
AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares:
•	International Value Portfolio
American Century Variable Portfolios — Class I:
•	Vista Fund
American Century Variable Portfolios — Class II:
•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund
Calamos Advisors Trust:
•	Growth and Income Portfolio
Davis Variable Account Fund, Inc.:
•	Value Portfolio
Dreyfus Funds — Service Shares:
•	Socially Responsible Growth Fund, Inc.
•	Stock Index Fund, Inc.
Dreyfus Investment Portfolios — Initial Shares:
•	Technology Growth Portfolio
Dreyfus Investment Portfolios — Service Shares:
•	MidCap Stock Portfolio
Dreyfus Variable Investment Funds — Initial Shares:
•	Money Market Portfolio
Dreyfus Variable Investment Funds — Service Shares:
•	Appreciation Portfolio

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued
DWS Variable Series II — Class A:
•	Global Thematic VIP
Financial Investors Variable Insurance Trust — Class II:
•	Ibbotson Balanced ETF Asset Allocation Portfolio
•	Ibbotson Conservative ETF Asset Allocation Portfolio
•	Ibbotson Growth ETF Asset Allocation Portfolio
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio
Franklin Templeton Variable Insurance Products Trust — Class 2:
•	Franklin Small Cap Value Securities Fund
•	Franklin U.S. Government Fund
•	Mutual Global Discovery Securities Fund
•	Mutual Shares Securities Fund
•	Templeton Foreign Securities Fund
•	Templeton Global Bond Securities Fund
Janus Aspen Series — Service Shares:
•	Balanced Portfolio
•	Enterprise Portfolio
•	INTECH Risk-Managed Core Portfolio
•	Janus Portfolio
•	Overseas Portfolio
•	Worldwide Portfolio
Neuberger Berman Advisers Management Trust — Class S:
•	Guardian Portfolio
•	Small-Cap Growth Portfolio
Oppenheimer Variable Account Funds — Service Shares:
•	Balanced Fund
•	Capital Appreciation Fund
•	Global Securities Fund
•	Main Street Fund
•	Main Street Small Cap Fund
PIMCO Variable Insurance Trust — Administrative Class:
•	High Yield Portfolio
•	Real Return Portfolio
•	Total Return Portfolio
Rydex Variable Trust:
•	All-Cap Opportunity Fund
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
•	Core Plus Fixed Income Portfolio
•	Mid Cap Growth Portfolio
•	U.S. Mid Cap Value Portfolio
•	U.S. Real Estate Portfolio
•	Value Portfolio
Wilshire Variable Insurance Trust:
•	2015 ETF Fund
•	2025 ETF Fund
•	2035 ETF Fund

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1) ORGANIZATION — Continued
The following funds were added to the Account effective May 1, 2009: Franklin Templeton Variable Insurance Products Trust — Class 2 Franklin Small Cap Value Securities Fund; Franklin Templeton Variable Insurance Products Trust — Class 2 Mutual Global Discovery Securities Fund; Franklin Templeton Variable Insurance Products Trust — Class 2 Templeton Global Bond Securities Fund.
Janus Aspen Series — Service Shares International Growth Portfolio’s name changed to Janus Aspen Series — Service Shares Overseas Portfolio on May 1, 2009. Janus Aspen Series — Service Shares Large Cap Growth Portfolio’s name changed to Janus Aspen Series — Service Shares Janus Portfolio on May 1, 2009. Janus Aspen Series — Service Shares Mid Cap Growth Portfolio’s name changed to Janus Aspen Series — Service Shares Enterprise Portfolio on May 1, 2009. Janus Aspen Series — Service Shares Worldwide Growth Portfolio’s name changed to Janus Aspen Series — Service Shares Worldwide Portfolio on May 1, 2009. Rydex Variable Trust Sector Rotation Fund’s name changed to Rydex Variable Trust All-Cap Opportunity Fund on May 1, 2009. Wilshire Variable Insurance Trust 2015 Moderate Fund’s name changed to Wilshire Variable Insurance Trust 2015 ETF Fund on May 1, 2009. Wilshire Variable Insurance Trust 2025 Moderate Fund’s name changed to Wilshire Variable Insurance Trust 2025 ETF Fund on May 1, 2009. Wilshire Variable Insurance Trust 2035 Moderate Fund’s name changed to Wilshire Variable Insurance Trust 2035 ETF Fund on May 1, 2009.
The following funds were added to the Account effective May 1, 2008: AIM Variable Insurance Funds — Series II Shares Global Real Estate Fund; AIM Variable Insurance Funds— Series II Shares International Growth Fund; AllianceBernstein Variable Products Series Fund, Inc. — Class B Shares International Value Portfolio; DWS Variable Series II — Class A Global Thematic VIP; Franklin Templeton Variable Insurance Products Trust — Class 2 Mutual Securities Fund; Franklin Templeton Variable Insurance Products Trust — Class 2 U.S. Government Fund.
Wilshire Variable Insurance Trust 2010 Moderate Fund sub-account was merged into the Wilshire Variable Insurance Trust 2015 Moderate Fund sub-account on December 19, 2008 by Wilshire Variable Insurance Trust. Wilshire Variable Insurance Trust 2045 Moderate Fund sub-account was merged into the Wilshire Variable Insurance Trust 2035 Moderate Fund sub-account on December 19, 2008 by Wilshire Variable Insurance Trust.
Old Mutual Insurance Series Fund, Inc. Large Cap Growth Portfolio sub-account, Old Mutual Insurance Series Fund, Inc. Mid Cap Value Portfolio sub-account and Old Mutual Insurance Series Fund, Inc. Select Value Portfolio sub-accounts were terminated on December 12, 2008 by Old Mutual Insurance Series Fund, Inc.
In 2008, Neuberger Berman Advisers Management Trust — Class S Fasciano Portfolio’s name changed to Neuberger Berman Advisers Management Trust — Class S Small-Cap Growth Portfolio.
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior year amounts to conform to the current year’s presentation.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — Continued
Fair Value Measurements
Effective January 1, 2008, the Account adopted a new accounting standard on fair value measurements, with the exception of the application of the standard to nonrecurring fair value measurements of nonfinancial assets and liabilities that was adopted pursuant to the standard as of January 1, 2009. The standard defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Account’s assumptions about the assumptions market participants would use in pricing the asset or liability. As of January 1, 2009, the Account adopted new accounting guidance on estimating the fair value of an asset or liability when there is no active market and on identifying transactions that are not orderly. As of December 31, 2009 the Account adopted new accounting guidance that clarified net asset value is an appropriate measure for fair value of the funds within the separate accounts. The guidance did not change the objective of fair value measurements. Adoption of these standards did not have a significant impact on the Account’s financial condition or results of operations. The three levels of the hierarchy are as follows:
Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.
Level 3 — Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.
The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.
Investments
Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.
Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — Continued
Federal Income Taxes
No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.
Net Assets Attributable to Variable Annuity Contract Holders
The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES
The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended December 31, 2009, are as follows:

	2009
	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	$73,126	$30,658
Financial Services Fund	46,802	14,647
Global Health Care Fund	76,409	145,746
Small Cap Equity Fund	284,852	144,318
AIM Variable Insurance Funds - Series II Shares:
Capital Development Fund	481,497	59,793
Global Real Estate Fund	304,985	30,349
Government Securities Fund	164,358	505,724
International Growth Fund	293,071	9,069
Mid Cap Core Equity Fund	216,519	22,589
Utilities Fund	230,690	172,252
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	172,872	15,647
American Century Variable Portfolios - Class I:
Vista Fund	307,925	71,025
American Century Variable Portfolios - Class II:
Large Company Value Fund	187,578	100,469
Mid Cap Value Fund	233,632	37,954
Ultra Fund	15,566	5,895
Calamos Advisors Trust:
Growth and Income Portfolio	331,035	396,692
Davis Variable Account Fund, Inc.:
Value Portfolio	1,363,869	84,093
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	145,837	86,443
Stock Index Fund, Inc.	3,669,424	740,512
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	100,369	61,404
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	40,449	9,706
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,372,126	2,341,008
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	114,723	32,779
DWS Variable Series II - Class A:
Global Thematic VIP	10,464	68
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	3,483,705	85,394
Ibbotson Conservative ETF Asset Allocation Portfolio	1,649,584	218,137
Ibbotson Growth ETF Asset Allocation Portfolio	8,183,112	188,440
Ibbotson Income and Growth ETF Asset Allocation Portfolio	3,233,512	411,287
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund	18,289	12
Franklin U.S. Government Fund	745,437	66,400
Mutual Global Discovery Securities Fund	148,820	67,853
Mutual Shares Securities Fund	624,803	146,979
Templeton Foreign Securities Fund	146,750	66,500
Templeton Global Bond Securities Fund	109,420	193
Janus Aspen Series - Service Shares:
Balanced Portfolio	991,061	249,531
Enterprise Portfolio	297,458	60,224
INTECH Risk-Managed Core Portfolio	18,607	8,094
Janus Portfolio	1,193,230	204,039
Overseas Portfolio	2,165,690	220,534
Worldwide Portfolio	13,329	11,591
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	763,688	401,756
Small-Cap Growth Portfolio	27,766	39,050
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	199,375	85,146
Capital Appreciation Fund	876,791	89,703
Global Securities Fund	351,899	121,564
Main Street Fund	254,210	106,167
Main Street Small Cap Fund	355,530	78,905
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	624,732	376,716
Real Return Portfolio	1,509,863	629,913
Total Return Portfolio	2,987,746	831,948
Rydex Variable Trust:
All-Cap Opportunity Fund	104,919	69,751
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	196,887	146,609
Mid Cap Growth Portfolio	175,843	47,596
U.S. Mid Cap Value Portfolio	461,072	211,144
U.S. Real Estate Portfolio	304,810	445,188
Value Portfolio	497,197	203,704
Wilshire Variable Insurance Trust:
2015 ETF Fund	90,667	7,498
2025 ETF Fund	25,021	742
2035 ETF Fund	35,372	5,298

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(4)	DEDUCTIONS AND EXPENSES
Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.
The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2009:

2.00% Series Contracts	$1,750
1.95% Series Contracts	10,451
1.85% Series Contracts	2,812
1.80% Series Contracts	5,803
1.75% Series Contracts	39,039
1.70% Series Contracts	12,752
1.65% Series Contracts	177,244
1.55% Series Contracts	52,162
1.50% Series Contracts	1,461
1.45% Series Contracts	12,732
1.40% Series Contracts	506,080
1.25% Series Contracts	227,632
1.00% Series Contracts	6,171
0.75% Series Contracts	28

$1,056,117

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 9.0% depending on the product and based upon the number of years the purchase payment has been held.
In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $34,025 for the year ended December 31, 2009.
(5)	OTHER TRANSACTIONS WITH AFFILIATES
Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund - 1.80% series contract	780.637	71.920	0.000	852.557
Core Equity Fund - 1.70% series contract	295.955	967.655	967.654	295.956
Core Equity Fund - 1.65% series contract	4,045.938	283.377	1,196.131	3,133.184
Core Equity Fund - 1.40% series contract	26,582.853	7,869.995	2,263.110	32,189.738
Financial Services Fund - 1.70% series contract	160.484	11.125	0.284	171.325
Financial Services Fund - 1.65% series contract	4,196.236	1,470.079	1.258	5,665.057
Financial Services Fund - 1.40% series contract	18,987.858	8,711.296	4,343.281	23,355.873
Global Health Care Fund - 1.80% series contract	60.719	0.000	0.000	60.719
Global Health Care Fund - 1.70% series contract	2,195.587	357.791	43.821	2,509.557
Global Health Care Fund - 1.65% series contract	2,288.017	177.874	1,067.671	1,398.220
Global Health Care Fund - 1.40% series contract	61,445.702	9,748.674	14,860.017	56,334.359
Small Cap Equity Fund - 1.80% series contract	410.934	558.888	482.361	487.461
Small Cap Equity Fund - 1.75% series contract	9.900	2,552.497	1,601.906	960.491
Small Cap Equity Fund - 1.70% series contract	167.152	788.526	789.039	166.639
Small Cap Equity Fund - 1.65% series contract *	2,459.382	1,547.493	1,221.216	2,785.659
Small Cap Equity Fund - 1.65% series contract	9,078.954	4,576.168	10,976.124	2,678.998
Small Cap Equity Fund - 1.55% series contract	6,645.486	0.000	0.530	6,644.956
Small Cap Equity Fund - 1.50% series contract **	0.000	398.599	1.260	397.339
Small Cap Equity Fund - 1.50% series contract	41.033	9.238	4.518	45.753
Small Cap Equity Fund - 1.45% series contract	282.070	930.873	10.886	1,202.057
Small Cap Equity Fund - 1.40% series contract	36,897.224	13,096.386	4,853.903	45,139.707
Small Cap Equity Fund - 1.25% series contract	6,565.812	46,735.404	28,154.867	25,146.349
Small Cap Equity Fund - 1.00% series contract	68.214	1,153.007	118.797	1,102.424
AIM Variable Insurance Funds - Series II Shares:
Capital Development Fund - 1.95% series contract	186.259	1,207.170	513.741	879.688
Capital Development Fund - 1.80% series contract **	0.000	3.034	0.000	3.034
Capital Development Fund - 1.80% series contract	625.883	211.678	127.241	710.320
Capital Development Fund - 1.75% series contract	603.082	898.196	283.216	1,218.062
Capital Development Fund - 1.70% series contract	1,037.717	212.693	0.292	1,250.118
Capital Development Fund - 1.65% series contract *	9.850	791.955	11.639	790.166
Capital Development Fund - 1.65% series contract	4,320.334	641.290	1,053.612	3,908.012
Capital Development Fund - 1.55% series contract	503.078	5,790.601	3,784.372	2,509.307
Capital Development Fund - 1.50% series contract	0.000	305.677	0.000	305.677
Capital Development Fund - 1.45% series contract	595.596	986.675	36.946	1,545.325
Capital Development Fund - 1.40% series contract	54,315.270	8,391.904	6,446.636	56,260.538
Capital Development Fund - 1.25% series contract	8,875.699	58,581.331	7,002.529	60,454.501
Capital Development Fund - 1.00% series contract	656.761	5,989.415	380.082	6,266.094
Capital Development Fund - 0.50% series contract	0.000	4.127	4.127	0.000
Global Real Estate Fund - 1.95% series contract	32.648	464.569	125.730	371.487
Global Real Estate Fund - 1.80% series contract	0.000	1.280	0.000	1.280
Global Real Estate Fund - 1.75% series contract	532.820	373.308	129.015	777.113
Global Real Estate Fund - 1.65% series contract	2,044.425	2,002.684	1,306.225	2,740.884
Global Real Estate Fund - 1.55% series contract	901.578	2,836.317	1,679.869	2,058.026
Global Real Estate Fund - 1.50% series contract	0.000	117.101	0.000	117.101
Global Real Estate Fund - 1.45% series contract	323.015	574.999	22.870	875.144
Global Real Estate Fund - 1.25% series contract	11,761.136	53,865.663	12,299.306	53,327.493
Global Real Estate Fund - 1.00% series contract	318.461	4,740.928	180.292	4,879.097
Global Real Estate Fund - 0.50% series contract	0.000	2.520	2.520	0.000
Government Securities Fund - 1.80% series contract	2,666.626	0.000	2,666.626	0.000
Government Securities Fund - 1.70% series contract	2,694.620	647.292	1,467.349	1,874.563
Government Securities Fund - 1.65% series contract	73,630.487	641.691	15,451.084	58,821.094
Government Securities Fund - 1.40% series contract	59,561.758	8,215.910	24,751.676	43,025.992
International Growth Fund - 2.00% series contract	0.000	1,892.253	13.806	1,878.447
International Growth Fund - 1.95% series contract	0.000	7,447.085	975.049	6,472.036
International Growth Fund - 1.75% series contract	9.960	9,951.424	1,175.331	8,786.053
International Growth Fund - 1.65% series contract	9.960	129.705	0.091	139.574
International Growth Fund - 1.55% series contract	10.360	239.369	0.091	249.638
International Growth Fund - 1.50% series contract	0.000	411.398	3.887	407.511
International Growth Fund - 1.45% series contract	0.000	858.457	10.081	848.376
International Growth Fund - 1.25% series contract	100.732	35,398.084	15,468.090	20,030.726
International Growth Fund - 1.00% series contract	75.703	2,544.277	744.610	1,875.370
Mid Cap Core Equity Fund - 2.00% series contract	0.000	1,003.712	7.344	996.368
Mid Cap Core Equity Fund - 1.95% series contract	0.000	4,524.996	619.167	3,905.829
Mid Cap Core Equity Fund - 1.75% series contract	159.471	5,125.091	613.520	4,671.042
Mid Cap Core Equity Fund - 1.70% series contract	173.610	0.000	0.000	173.610
Mid Cap Core Equity Fund - 1.65% series contract *	9.860	0.000	0.089	9.771
Mid Cap Core Equity Fund - 1.65% series contract	1,476.077	662.654	573.109	1,565.622
Mid Cap Core Equity Fund - 1.55% series contract	10.260	288.924	0.090	299.094
Mid Cap Core Equity Fund - 1.40% series contract	26,043.820	4,876.158	2,022.185	28,897.793
Mid Cap Core Equity Fund - 1.25% series contract	1,713.837	11,649.913	2,290.651	11,073.099
Mid Cap Core Equity Fund - 1.00% series contract	9.860	838.301	275.417	572.744
Utilities Fund - 1.70% series contract	206.418	25.208	41.916	189.710
Utilities Fund - 1.65% series contract	15,483.801	1,135.898	3,735.137	12,884.562
Utilities Fund - 1.50% series contract	81.372	0.000	0.000	81.372
Utilities Fund - 1.40% series contract	67,917.909	22,356.487	20,122.509	70,151.887

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
International Value Portfolio - 1.75% series contract	9.920	3,107.875	438.999	2,678.796
International Value Portfolio - 1.65% series contract	9.920	174.747	0.091	184.576
International Value Portfolio - 1.55% series contract	1,251.483	2,100.836	2,155.034	1,197.285
International Value Portfolio - 1.50% series contract	0.000	121.734	0.000	121.734
International Value Portfolio - 1.45% series contract	339.287	603.876	24.527	918.636
International Value Portfolio - 1.25% series contract	3,918.322	28,838.572	3,505.295	29,251.599
International Value Portfolio - 1.00% series contract	79.140	2,991.068	609.478	2,460.730
International Value Portfolio - 0.50% series contract	0.000	2.741	2.741	0.000
American Century Variable Portfolios - Class I:
Vista Fund - 1.80% series contract	86.379	0.000	0.000	86.379
Vista Fund - 1.75% series contract	10.000	0.000	0.091	9.909
Vista Fund - 1.70% series contract	402.142	5.799	90.792	317.149
Vista Fund - 1.65% series contract *	4,968.497	675.393	0.092	5,643.798
Vista Fund - 1.65% series contract	9,846.739	9,193.390	9,342.826	9,697.303
Vista Fund - 1.55% series contract	547.947	216.190	0.526	763.611
Vista Fund - 1.50% series contract	171.008	8.649	0.000	179.657
Vista Fund - 1.40% series contract	54,891.436	20,544.853	5,688.545	69,747.744
Vista Fund - 1.25% series contract	4,798.339	23,910.693	5,643.483	23,065.549
Vista Fund - 1.00% series contract	10.000	360.807	155.270	215.537
American Century Variable Portfolios - Class II:
Large Company Value Fund - 1.75% series contract	9.820	0.000	0.090	9.730
Large Company Value Fund - 1.65% series contract *	9.820	0.000	0.090	9.730
Large Company Value Fund - 1.65% series contract	4,511.614	2,902.903	3,353.038	4,061.479
Large Company Value Fund - 1.55% series contract	10.220	0.000	0.090	10.130
Large Company Value Fund - 1.40% series contract	44,537.203	13,504.498	14,083.973	43,957.728
Large Company Value Fund - 1.25% series contract	87.889	15,220.461	3,744.597	11,563.753
Large Company Value Fund - 1.00% series contract	9.820	559.042	191.842	377.020
Mid Cap Value Fund - 1.80% series contract	444.868	511.602	956.470	0.000
Mid Cap Value Fund - 1.75% series contract	9.790	874.411	0.090	884.111
Mid Cap Value Fund - 1.70% series contract	735.865	824.759	1,560.624	0.000
Mid Cap Value Fund - 1.65% series contract *	9.790	3,169.808	1,751.790	1,427.808
Mid Cap Value Fund - 1.65% series contract	5,427.643	225.796	237.620	5,415.819
Mid Cap Value Fund - 1.55% series contract	1,203.949	86.919	685.377	605.491
Mid Cap Value Fund - 1.45% series contract	0.000	738.641	8.571	730.070
Mid Cap Value Fund - 1.40% series contract	16,185.293	6,962.683	887.171	22,260.805
Mid Cap Value Fund - 1.25% series contract	1,323.709	18,476.056	4,574.992	15,224.773
Mid Cap Value Fund - 1.00% series contract	9.790	1,878.718	346.361	1,542.147
Ultra Fund - 1.65% series contract	1,634.783	0.000	0.000	1,634.783
Ultra Fund - 1.40% series contract	12,424.308	2,310.973	763.146	13,972.135
Calamos Advisors Trust:
Growth and Income Portfolio - 1.80% series contract	628.192	630.779	1,258.971	0.000
Growth and Income Portfolio - 1.75% series contract	9.880	1,133.161	0.090	1,142.951
Growth and Income Portfolio - 1.70% series contract	1,215.884	1,160.761	2,061.303	315.342
Growth and Income Portfolio - 1.65% series contract *	1,258.639	0.000	1.307	1,257.332
Growth and Income Portfolio - 1.65% series contract	6,375.101	6,131.480	691.232	11,815.349
Growth and Income Portfolio - 1.55% series contract	10.280	912.498	0.090	922.688
Growth and Income Portfolio - 1.40% series contract	145,392.620	51,581.678	86,055.050	110,919.248
Growth and Income Portfolio - 1.25% series contract	3,523.806	12,982.285	1,172.144	15,333.947
Growth and Income Portfolio - 1.00% series contract	9.880	2,176.188	182.971	2,003.097
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.95% series contract	323.776	2,123.541	923.483	1,523.834
Value Portfolio - 1.80% series contract	0.000	4.623	0.000	4.623
Value Portfolio - 1.75% series contract	1,593.522	29,116.235	1,575.094	29,134.663
Value Portfolio - 1.70% series contract	238.388	148.301	78.317	308.372
Value Portfolio - 1.65% series contract *	6,594.392	5,189.069	2,516.725	9,266.736
Value Portfolio - 1.65% series contract	8,074.656	3,090.517	1,890.553	9,274.620
Value Portfolio - 1.55% series contract	1,498.488	9,690.881	6,335.698	4,853.671
Value Portfolio - 1.50% series contract **	0.000	1,089.515	6.155	1,083.360
Value Portfolio - 1.50% series contract	86.999	17.622	10.403	94.218
Value Portfolio - 1.45% series contract	1,212.264	3,287.241	87.526	4,411.979
Value Portfolio - 1.40% series contract	30,810.624	33,680.479	19,327.192	45,163.911
Value Portfolio - 1.25% series contract	25,607.287	168,121.998	34,982.839	158,746.446
Value Portfolio - 1.00% series contract	1,092.055	10,858.842	714.217	11,236.680
Value Portfolio - 0.50% series contract	0.000	8.484	8.484	0.000
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.75% series contract	9.840	0.000	0.089	9.751
Socially Responsible Growth Fund, Inc. - 1.70% series contract	5,231.114	35.065	1,303.875	3,962.304
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	9.840	3,816.572	1,878.734	1,947.678
Socially Responsible Growth Fund, Inc. - 1.65% series contract	1,038.789	75.613	865.327	249.075
Socially Responsible Growth Fund, Inc. - 1.55% series contract	626.265	116.143	32.355	710.053
Socially Responsible Growth Fund, Inc. - 1.45% series contract	19.692	280.184	0.518	299.358
Socially Responsible Growth Fund, Inc. - 1.40% series contract	39,281.915	9,791.229	8,437.691	40,635.453
Socially Responsible Growth Fund, Inc. - 1.25% series contract	449.237	5,900.415	213.531	6,136.121
Socially Responsible Growth Fund, Inc. - 1.00% series contract	14.561	296.296	82.205	228.652

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
Dreyfus Funds - Service Shares:
Stock Index Fund, Inc. - 2.00% series contract	0.000	2,700.559	19.687	2,680.872
Stock Index Fund, Inc. - 1.95% series contract	569.203	14,879.962	3,887.126	11,562.039
Stock Index Fund, Inc. - 1.80% series contract **	0.000	5.608	0.000	5.608
Stock Index Fund, Inc. - 1.80% series contract	573.921	59.811	0.000	633.732
Stock Index Fund, Inc. - 1.75% series contract	2,462.912	25,904.135	3,838.357	24,528.690
Stock Index Fund, Inc. - 1.70% series contract	2,764.460	23.426	125.573	2,662.313
Stock Index Fund, Inc. - 1.65% series contract *	9.830	9,050.888	5,548.942	3,511.776
Stock Index Fund, Inc. - 1.65% series contract	31,154.571	3,550.522	14,896.996	19,808.097
Stock Index Fund, Inc. - 1.55% series contract	1,344.748	12,775.515	4,161.002	9,959.261
Stock Index Fund, Inc. - 1.50% series contract	0.000	545.049	0.000	545.049
Stock Index Fund, Inc. - 1.45% series contract	2,333.835	8,442.255	112.571	10,663.519
Stock Index Fund, Inc. - 1.40% series contract	547,488.568	263,099.538	174,410.591	636,177.515
Stock Index Fund, Inc. - 1.25% series contract	26,857.394	152,025.921	13,805.711	165,077.604
Stock Index Fund, Inc. - 1.00% series contract	1,396.534	18,292.535	1,687.753	18,001.316
Stock Index Fund, Inc. - 0.50% series contract	0.000	7.460	7.460	0.000
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.70% series contract	8.145	0.000	0.000	8.145
Technology Growth Portfolio - 1.65% series contract	3,818.551	2,666.890	2,768.982	3,716.459
Technology Growth Portfolio - 1.40% series contract	20,430.238	13,213.933	6,353.473	27,290.698
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 1.75% series contract	9.860	445.752	0.090	455.522
MidCap Stock Portfolio - 1.65% series contract *	9.860	0.000	0.089	9.771
MidCap Stock Portfolio - 1.65% series contract	356.107	128.487	148.368	336.226
MidCap Stock Portfolio - 1.55% series contract	712.749	130.671	46.233	797.187
MidCap Stock Portfolio - 1.45% series contract	50.891	21.107	0.128	71.870
MidCap Stock Portfolio - 1.40% series contract	2,968.137	2,010.800	747.690	4,231.247
MidCap Stock Portfolio - 1.25% series contract	234.311	4,276.518	1,446.613	3,064.216
MidCap Stock Portfolio - 1.00% series contract	15.870	90.632	0.281	106.221
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio - 2.00% series contract	0.000	197,407.434	197,407.434	0.000
Money Market Portfolio - 1.95% series contract	183,313.149	276,522.348	434,236.975	25,598.522
Money Market Portfolio - 1.80% series contract **	0.000	8.824	0.000	8.824
Money Market Portfolio - 1.80% series contract	4,983.261	6,488.770	6,750.137	4,721.894
Money Market Portfolio - 1.75% series contract	244,185.426	727,774.232	746,969.141	224,990.517
Money Market Portfolio - 1.70% series contract	171,249.101	22,153.954	148,433.437	44,969.618
Money Market Portfolio - 1.65% series contract *	100.000	407,575.709	321,352.064	86,323.645
Money Market Portfolio - 1.65% series contract	171,692.274	352,316.800	429,650.956	94,358.118
Money Market Portfolio - 1.55% series contract	15,684.507	22,664.695	10,576.634	27,772.568
Money Market Portfolio - 1.50% series contract	0.000	259.186	0.000	259.186
Money Market Portfolio - 1.45% series contract	771.112	18,916.092	182.034	19,505.170
Money Market Portfolio - 1.40% series contract	1,277,485.122	254,777.806	373,930.611	1,158,332.317
Money Market Portfolio - 1.25% series contract	12,782.184	1,024,340.102	525,095.112	512,027.174
Money Market Portfolio - 1.00% series contract	57,284.676	22,523.205	61,386.529	18,421.352
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	624.598	59.441	0.000	684.039
Appreciation Portfolio - 1.70% series contract	2,956.775	554.598	320.009	3,191.364
Appreciation Portfolio - 1.65% series contract	5,385.658	200.104	1,013.141	4,572.621
Appreciation Portfolio - 1.40% series contract	38,541.297	7,069.507	2,770.357	42,840.447
DWS Variable Series II - Class A:
Global Thematic VIP - 1.75% series contract	9.920	473.302	0.090	483.132
Global Thematic VIP - 1.65% series contract	307.460	0.000	0.553	306.907
Global Thematic VIP - 1.55% series contract	10.319	0.000	0.089	10.230
Global Thematic VIP - 1.25% series contract	225.348	1,243.346	16.227	1,452.467
Global Thematic VIP - 1.00% series contract	9.920	1.307	0.121	11.106
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.85% series contract	0.000	35,085.896	7,813.786	27,272.110
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	9.920	17,803.829	445.688	17,368.061
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,559.279	369.031	224.492	2,703.818
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	14,030.619	89,609.064	29,787.390	73,852.293
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	50,792.857	15,051.591	29,012.787	36,831.661
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	20,818.570	73,764.444	18,746.264	75,836.750
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	0.000	4,900.789	435.985	4,464.804
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	41,708.017	49,950.502	19,567.122	72,091.397
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	226,801.179	378,254.369	138,508.898	466,546.650
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	387.549	34,663.248	15,929.163	19,121.634
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	82.976	702.958	4.401	781.533

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.80% series contract	156.456	5.949	162.405	0.000
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	1,241.912	18,364.874	2,494.761	17,112.025
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	608.269	47.276	275.423	380.122
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	9.980	6,873.932	0.091	6,883.821
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	5,892.543	14,981.490	17,995.656	2,878.377
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	3,036.959	33,743.491	2,723.729	34,056.721
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.50% series contract	0.000	11,240.023	0.000	11,240.023
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.45% series contract	0.000	12,857.550	146.034	12,711.516
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	5,606.231	1,760.395	475.545	6,891.081
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	84,700.470	164,501.289	83,368.722	165,833.037
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	9.980	226.735	75.036	161.679
Ibbotson Growth ETF Asset Allocation Portfolio - 1.85% series contract	0.000	1,638.467	1,638.467	0.000
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	21,073.046	47,119.752	9,678.727	58,514.071
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	254.776	300.940	0.000	555.716
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	58,268.702	260,249.046	90,717.358	227,800.390
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	167,928.317	185,036.657	159,642.068	193,322.906
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	86,635.280	307,324.183	59,002.325	334,957.138
Ibbotson Growth ETF Asset Allocation Portfolio - 1.50% series contract	0.000	8.825	0.000	8.825
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	0.000	43,793.480	7,388.154	36,405.326
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	28,155.311	17,591.785	8,826.657	36,920.439
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	160,278.107	750,323.896	118,976.130	791,625.873
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	702.570	20,495.551	8,535.390	12,662.731
Ibbotson Growth ETF Asset Allocation Portfolio - 0.50% series contract	0.000	18.159	18.159	0.000
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	845.937	17,302.241	4,100.697	14,047.481
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.70% series contract	391.842	192.939	0.000	584.781
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	31,341.849	82,206.899	24,375.926	89,172.822
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	30,199.827	5,010.993	7,574.858	27,635.962
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	5,640.186	31,573.682	15,311.462	21,902.406
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.50% series contract	0.000	127.048	0.000	127.048
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.45% series contract	0.000	32,728.921	771.710	31,957.211
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	14,017.897	6,350.500	1,578.108	18,790.289
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	60,491.303	346,797.512	117,988.804	289,300.011
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	83.267	1,164.225	704.991	542.501
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund - 1.75% series contract	0.000	9.973	0.091	9.882
Franklin Small Cap Value Securities Fund - 1.65% series contract	0.000	9.973	0.091	9.882
Franklin Small Cap Value Securities Fund - 1.55% series contract	0.000	10.372	0.091	10.281
Franklin Small Cap Value Securities Fund - 1.25% series contract	0.000	1,442.333	2.061	1,440.272
Franklin Small Cap Value Securities Fund - 1.00% series contract	0.000	34.380	0.120	34.260
Franklin U.S. Government Fund - 1.95% series contract	444.160	1,415.547	1,027.272	832.435
Franklin U.S. Government Fund - 1.80% series contract	0.000	1.644	0.000	1.644
Franklin U.S. Government Fund - 1.75% series contract	2,562.906	12,597.029	1,389.800	13,770.135
Franklin U.S. Government Fund - 1.65% series contract	2,210.286	17,983.812	10,459.235	9,734.863
Franklin U.S. Government Fund - 1.55% series contract	14.104	5,087.232	240.244	4,861.092
Franklin U.S. Government Fund - 1.50% series contract	0.000	54.532	0.000	54.532
Franklin U.S. Government Fund - 1.45% series contract	7.093	2,975.733	45.686	2,937.140
Franklin U.S. Government Fund - 1.25% series contract	4,481.154	37,647.795	3,500.657	38,628.292
Franklin U.S. Government Fund - 1.00% series contract	316.476	2,668.126	51.002	2,933.600
Mutual Global Discovery Securities Fund - 1.95% series contract	0.000	2,661.439	2,661.439	0.000
Mutual Global Discovery Securities Fund - 1.75% series contract	0.000	3,229.553	3,219.626	9.927
Mutual Global Discovery Securities Fund - 1.65% series contract	0.000	10.019	0.091	9.928
Mutual Global Discovery Securities Fund - 1.55% series contract	0.000	167.845	0.092	167.753
Mutual Global Discovery Securities Fund - 1.50% series contract	0.000	1,262.857	0.000	1,262.857
Mutual Global Discovery Securities Fund - 1.25% series contract	0.000	4,575.573	3.920	4,571.653
Mutual Global Discovery Securities Fund - 1.00% series contract	0.000	1,322.799	201.035	1,121.764
Mutual Shares Securities Fund - 2.00% series contract	0.000	1,538.962	11.183	1,527.779
Mutual Shares Securities Fund - 1.95% series contract	0.000	4,961.931	26.089	4,935.842
Mutual Shares Securities Fund - 1.75% series contract	4,800.220	17,520.336	2,177.801	20,142.755
Mutual Shares Securities Fund - 1.65% series contract	1,803.749	2,831.936	1,712.980	2,922.705
Mutual Shares Securities Fund - 1.55% series contract	10.290	0.000	0.090	10.200
Mutual Shares Securities Fund - 1.25% series contract	21,941.518	79,802.185	41,872.253	59,871.450
Mutual Shares Securities Fund - 1.00% series contract	103.430	1,015.077	3.333	1,115.174
Templeton Foreign Securities Fund - 1.80% series contract	0.000	548.780	548.780	0.000
Templeton Foreign Securities Fund - 1.75% series contract	10.040	480.425	0.092	490.373
Templeton Foreign Securities Fund - 1.70% series contract	702.585	1,188.793	910.409	980.969
Templeton Foreign Securities Fund - 1.65% series contract *	10.040	0.000	0.091	9.949
Templeton Foreign Securities Fund - 1.65% series contract	2,575.865	869.568	275.558	3,169.875
Templeton Foreign Securities Fund - 1.55% series contract	697.547	168.977	83.681	782.843
Templeton Foreign Securities Fund - 1.40% series contract	31,069.192	21,219.616	19,849.106	32,439.702
Templeton Foreign Securities Fund - 1.25% series contract	1,275.734	7,440.620	1,139.102	7,577.252
Templeton Foreign Securities Fund - 1.00% series contract	78.469	211.789	2.441	287.817
Templeton Global Bond Securities Fund - 1.75% series contract	0.000	1,211.658	82.910	1,128.748
Templeton Global Bond Securities Fund - 1.65% series contract	0.000	662.972	0.091	662.881
Templeton Global Bond Securities Fund - 1.55% series contract	0.000	92.219	0.090	92.129
Templeton Global Bond Securities Fund - 1.50% series contract	0.000	755.554	0.000	755.554
Templeton Global Bond Securities Fund - 1.25% series contract	0.000	6,220.447	253.267	5,967.180
Templeton Global Bond Securities Fund - 1.00% series contract	0.000	1,309.168	0.120	1,309.048

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
Janus Aspen Series - Service Shares:
Balanced Portfolio - 1.80% series contract	609.427	45.701	0.000	655.128
Balanced Portfolio - 1.75% series contract	9.950	15,024.380	415.666	14,618.664
Balanced Portfolio - 1.70% series contract	6,290.873	1,460.628	1,049.861	6,701.640
Balanced Portfolio - 1.65% series contract *	4,574.804	1,394.254	3,113.978	2,855.080
Balanced Portfolio - 1.65% series contract	30,009.727	1,049.272	9,287.758	21,771.241
Balanced Portfolio - 1.55% series contract	1,779.463	1,060.743	757.564	2,082.642
Balanced Portfolio - 1.50% series contract **	0.000	1,834.627	0.850	1,833.777
Balanced Portfolio - 1.50% series contract	146.546	6.023	2.331	150.238
Balanced Portfolio - 1.45% series contract	0.000	1,986.609	21.679	1,964.930
Balanced Portfolio - 1.40% series contract	130,479.184	27,351.821	15,979.136	141,851.869
Balanced Portfolio - 1.25% series contract	4,873.691	59,904.627	16,252.727	48,525.591
Balanced Portfolio - 1.00% series contract	9.950	1,124.252	134.964	999.238
Enterprise Portfolio - 2.00% series contract	0.000	1,375.079	9.992	1,365.087
Enterprise Portfolio - 1.95% series contract	0.000	5,125.023	669.518	4,455.505
Enterprise Portfolio - 1.80% series contract	272.223	809.210	118.850	962.583
Enterprise Portfolio - 1.75% series contract	9.820	6,739.238	833.078	5,915.980
Enterprise Portfolio - 1.70% series contract	44.132	214.109	0.000	258.241
Enterprise Portfolio - 1.65% series contract *	9.820	2,013.854	1,675.702	347.972
Enterprise Portfolio - 1.65% series contract	1,014.254	176.641	186.597	1,004.298
Enterprise Portfolio - 1.55% series contract	579.762	0.000	0.549	579.213
Enterprise Portfolio - 1.40% series contract	18,517.478	6,816.948	1,250.986	24,083.440
Enterprise Portfolio - 1.25% series contract	12,908.631	43,396.497	34,354.473	21,950.655
Enterprise Portfolio - 1.00% series contract	9.820	1,939.647	476.325	1,473.142
INTECH Risk-Managed Core Portfolio - 1.40% series contract	11,190.546	2,455.274	1,095.041	12,550.779
Janus Portfolio - 2.00% series contract	0.000	2,558.847	18.589	2,540.258
Janus Portfolio - 1.95% series contract	0.000	11,750.688	3,559.053	8,191.635
Janus Portfolio - 1.75% series contract	9.880	13,826.096	4,125.337	9,710.639
Janus Portfolio - 1.70% series contract	1,265.518	259.028	26.033	1,498.513
Janus Portfolio - 1.65% series contract *	9.880	6,687.627	4,466.318	2,231.189
Janus Portfolio - 1.65% series contract	9,105.433	567.725	2,796.911	6,876.247
Janus Portfolio - 1.55% series contract	10.280	0.000	0.090	10.190
Janus Portfolio - 1.50% series contract **	0.000	161.715	5.197	156.518
Janus Portfolio - 1.50% series contract	55.365	2.164	1.705	55.824
Janus Portfolio - 1.40% series contract	45,260.377	66,402.470	9,396.804	102,266.043
Janus Portfolio - 1.25% series contract	18,541.925	124,847.788	103,492.739	39,896.974
Janus Portfolio - 1.00% series contract	107.100	2,149.584	733.856	1,522.828
Overseas Portfolio - 2.00% series contract	0.000	3,225.373	23.479	3,201.894
Overseas Portfolio - 1.95% series contract	554.144	19,265.349	5,651.914	14,167.579
Overseas Portfolio - 1.80% series contract **	0.000	5.209	0.000	5.209
Overseas Portfolio - 1.80% series contract	182.405	92.546	182.968	91.983
Overseas Portfolio - 1.75% series contract	2,407.929	25,741.979	7,030.658	21,119.250
Overseas Portfolio - 1.70% series contract	284.259	271.508	4.752	551.015
Overseas Portfolio - 1.65% series contract *	16,319.478	14,109.994	10,768.166	19,661.306
Overseas Portfolio - 1.65% series contract	13,063.620	5,110.788	4,096.748	14,077.660
Overseas Portfolio - 1.55% series contract	3,060.232	12,876.286	8,907.746	7,028.772
Overseas Portfolio - 1.50% series contract **	0.000	560.109	0.000	560.109
Overseas Portfolio - 1.50% series contract	153.054	2.096	22.304	132.846
Overseas Portfolio - 1.45% series contract	1,610.382	3,625.038	107.503	5,127.917
Overseas Portfolio - 1.40% series contract	106,914.106	37,365.593	15,176.759	129,102.940
Overseas Portfolio - 1.25% series contract	67,928.408	276,885.301	107,033.509	237,780.200
Overseas Portfolio - 1.00% series contract	2,140.026	21,205.680	3,242.366	20,103.340
Overseas Portfolio - 0.50% series contract	0.000	10.186	10.186	0.000
Worldwide Portfolio - 1.70% series contract	424.432	35.546	0.312	459.666
Worldwide Portfolio - 1.65% series contract	84.326	23.558	0.000	107.884
Worldwide Portfolio - 1.40% series contract	13,034.313	1,474.500	1,453.793	13,055.020
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.80% series contract	253.076	1,968.090	273.163	1,948.003
Guardian Portfolio - 1.75% series contract	605.438	1,245.746	0.649	1,850.535
Guardian Portfolio - 1.70% series contract	280.737	660.772	40.109	901.400
Guardian Portfolio - 1.65% series contract *	9.740	3,350.013	3,350.102	9.651
Guardian Portfolio - 1.65% series contract	447.660	67.667	308.009	207.318
Guardian Portfolio - 1.55% series contract	10.130	0.000	0.088	10.042
Guardian Portfolio - 1.50% series contract	0.000	537.091	3.138	533.953
Guardian Portfolio - 1.45% series contract	0.000	1,269.735	14.165	1,255.570
Guardian Portfolio - 1.40% series contract	89,856.814	60,122.567	40,272.379	109,707.002
Guardian Portfolio - 1.25% series contract	6,530.207	113,033.261	89,661.662	29,901.806
Guardian Portfolio - 1.00% series contract	9.740	1,211.285	329.753	891.272
Small-Cap Growth Portfolio - 1.70% series contract	2,030.144	447.653	300.623	2,177.174
Small-Cap Growth Portfolio - 1.65% series contract	79.774	0.000	0.000	79.774
Small-Cap Growth Portfolio - 1.40% series contract	17,835.756	3,628.185	4,653.164	16,810.777

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund - 1.80% series contract	8,076.208	0.000	0.000	8,076.208
Balanced Fund - 1.75% series contract	9.920	0.000	0.091	9.829
Balanced Fund - 1.70% series contract	899.446	480.960	198.161	1,182.245
Balanced Fund - 1.65% series contract *	1,505.094	98.288	1.752	1,601.630
Balanced Fund - 1.65% series contract	16,945.631	1,193.227	2,418.791	15,720.067
Balanced Fund - 1.55% series contract	10.320	0.000	0.091	10.229
Balanced Fund - 1.40% series contract	49,564.197	13,632.631	6,398.904	56,797.924
Balanced Fund - 1.25% series contract	4,005.178	21,988.094	10,882.362	15,110.910
Balanced Fund - 1.00% series contract	9.920	157.771	65.917	101.774
Capital Appreciation Fund - 2.00% series contract	0.000	2,784.905	20.290	2,764.615
Capital Appreciation Fund - 1.95% series contract	189.435	13,227.095	2,676.048	10,740.482
Capital Appreciation Fund - 1.80% series contract **	0.000	3.484	0.000	3.484
Capital Appreciation Fund - 1.80% series contract	0.000	229.355	1.399	227.956
Capital Appreciation Fund - 1.75% series contract	620.612	15,186.174	2,820.808	12,985.978
Capital Appreciation Fund - 1.70% series contract	171.434	380.035	2.584	548.885
Capital Appreciation Fund - 1.65% series contract *	9.840	2,990.475	1,704.504	1,295.811
Capital Appreciation Fund - 1.65% series contract	9,944.816	1,937.374	6,663.771	5,218.419
Capital Appreciation Fund - 1.55% series contract	1,446.749	7,149.893	4,436.122	4,160.520
Capital Appreciation Fund - 1.50% series contract **	0.000	373.687	0.000	373.687
Capital Appreciation Fund - 1.50% series contract	59.238	1.282	2.844	57.676
Capital Appreciation Fund - 1.45% series contract	770.310	1,258.986	48.293	1,981.003
Capital Appreciation Fund - 1.40% series contract	36,652.495	18,145.778	8,120.685	46,677.588
Capital Appreciation Fund - 1.25% series contract	13,713.681	84,413.394	12,152.703	85,974.372
Capital Appreciation Fund - 1.00% series contract	699.373	8,866.613	1,224.635	8,341.351
Capital Appreciation Fund - 0.50% series contract	0.000	5.176	5.176	0.000
Global Securities Fund - 1.80% series contract	324.137	165.594	148.334	341.397
Global Securities Fund - 1.75% series contract	894.981	614.449	0.912	1,508.518
Global Securities Fund - 1.70% series contract	832.394	0.476	75.420	757.450
Global Securities Fund - 1.65% series contract *	1,812.357	157.395	141.274	1,828.478
Global Securities Fund - 1.65% series contract	7,473.749	984.978	1,967.877	6,490.850
Global Securities Fund - 1.55% series contract	2,079.739	136.674	1,577.152	639.261
Global Securities Fund - 1.40% series contract	53,864.050	16,666.293	9,031.069	61,499.274
Global Securities Fund - 1.25% series contract	6,301.082	20,625.878	2,412.445	24,514.515
Global Securities Fund - 1.00% series contract	9.890	863.665	530.404	343.151
Main Street Fund - 1.80% series contract	141.676	226.359	184.017	184.018
Main Street Fund - 1.75% series contract	9.890	0.000	0.090	9.800
Main Street Fund - 1.70% series contract	14.913	0.000	0.000	14.913
Main Street Fund - 1.65% series contract *	9.890	0.000	0.090	9.800
Main Street Fund - 1.65% series contract	6,495.047	3,118.616	4,809.327	4,804.336
Main Street Fund - 1.55% series contract	10.290	0.000	0.090	10.200
Main Street Fund - 1.45% series contract	71.855	30.004	0.181	101.678
Main Street Fund - 1.40% series contract	66,250.322	22,387.797	10,334.066	78,304.053
Main Street Fund - 1.25% series contract	1,351.808	18,883.508	8,074.984	12,160.332
Main Street Fund - 1.00% series contract	9.890	834.094	664.488	179.496
Main Street Small Cap Fund - 2.00% series contract	0.000	480.865	3.496	477.369
Main Street Small Cap Fund - 1.95% series contract	0.000	2,371.852	339.462	2,032.390
Main Street Small Cap Fund - 1.80% series contract	4,776.710	1,106.925	0.000	5,883.635
Main Street Small Cap Fund - 1.75% series contract	9.820	2,582.331	322.404	2,269.747
Main Street Small Cap Fund - 1.70% series contract	1,365.000	78.823	67.152	1,376.671
Main Street Small Cap Fund - 1.65% series contract *	456.089	0.000	0.444	455.645
Main Street Small Cap Fund - 1.65% series contract	5,995.583	987.741	1,651.119	5,332.205
Main Street Small Cap Fund - 1.55% series contract	658.483	285.520	94.492	849.511
Main Street Small Cap Fund - 1.45% series contract	47.880	21.464	0.123	69.221
Main Street Small Cap Fund - 1.40% series contract	76,652.274	20,128.718	7,648.249	89,132.743
Main Street Small Cap Fund - 1.25% series contract	2,989.344	18,917.473	8,586.355	13,320.462
Main Street Small Cap Fund - 1.00% series contract	9.820	3,909.586	561.297	3,358.109
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 2.00% series contract	0.000	1,986.740	14.345	1,972.395
High Yield Portfolio - 1.95% series contract	0.000	5,109.921	648.082	4,461.839
High Yield Portfolio - 1.80% series contract	0.000	1,478.091	553.897	924.194
High Yield Portfolio - 1.75% series contract	9.990	7,375.455	1,374.965	6,010.480
High Yield Portfolio - 1.70% series contract	1,842.121	875.755	360.801	2,357.075
High Yield Portfolio - 1.65% series contract *	9.990	3,738.180	3,274.844	473.326
High Yield Portfolio - 1.65% series contract	13,491.955	9,848.597	17,235.706	6,104.846
High Yield Portfolio - 1.55% series contract	579.104	256.569	57.973	777.700
High Yield Portfolio - 1.45% series contract	50.332	17.632	0.121	67.843
High Yield Portfolio - 1.40% series contract	33,550.286	14,895.363	9,889.139	38,556.510
High Yield Portfolio - 1.25% series contract	2,904.924	27,158.062	14,201.730	15,861.256
High Yield Portfolio - 1.00% series contract	9.990	769.606	456.011	323.585

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio - 1.95% series contract	418.479	1,624.908	963.496	1,079.891
Real Return Portfolio - 1.80% series contract **	0.000	2.829	0.000	2.829
Real Return Portfolio - 1.80% series contract	1,965.920	0.000	0.000	1,965.920
Real Return Portfolio - 1.75% series contract	6,289.774	14,708.458	1,126.429	19,871.803
Real Return Portfolio - 1.70% series contract	4,205.294	614.497	307.751	4,512.040
Real Return Portfolio - 1.65% series contract *	361.814	2,771.959	1,563.733	1,570.040
Real Return Portfolio - 1.65% series contract	79,548.267	6,121.450	10,649.939	75,019.778
Real Return Portfolio - 1.55% series contract	14,844.627	16,038.978	2,433.145	28,450.460
Real Return Portfolio - 1.50% series contract **	0.000	163.909	0.000	163.909
Real Return Portfolio - 1.50% series contract	522.992	15.947	6.826	532.113
Real Return Portfolio - 1.45% series contract	298.859	2,352.967	36.489	2,615.337
Real Return Portfolio - 1.40% series contract	184,263.092	40,597.791	61,197.021	163,663.862
Real Return Portfolio - 1.25% series contract	15,263.322	71,225.241	12,620.447	73,868.116
Real Return Portfolio - 1.00% series contract	911.453	6,494.401	246.764	7,159.090
Real Return Portfolio - 0.50% series contract	0.000	1.632	1.632	0.000
Total Return Portfolio - 2.00% series contract	0.000	1,315.387	9.486	1,305.901
Total Return Portfolio - 1.95% series contract	837.388	6,128.152	2,356.944	4,608.596
Total Return Portfolio - 1.80% series contract **	0.000	5.207	0.000	5.207
Total Return Portfolio - 1.80% series contract	2,433.940	119.271	238.713	2,314.498
Total Return Portfolio - 1.75% series contract	6,347.701	23,087.128	2,861.771	26,573.058
Total Return Portfolio - 1.70% series contract	3,469.823	1,287.322	2,767.470	1,989.675
Total Return Portfolio - 1.65% series contract *	7,633.555	25,980.120	15,933.888	17,679.787
Total Return Portfolio - 1.65% series contract	30,377.569	11,852.585	15,336.151	26,894.003
Total Return Portfolio - 1.55% series contract	600.021	16,610.858	2,797.553	14,413.326
Total Return Portfolio - 1.50% series contract **	0.000	1,594.423	0.234	1,594.189
Total Return Portfolio - 1.50% series contract	39.671	11.923	4.181	47.413
Total Return Portfolio - 1.45% series contract	1,179.435	5,671.817	85.584	6,765.668
Total Return Portfolio - 1.40% series contract	207,805.401	78,225.403	103,437.944	182,592.860
Total Return Portfolio - 1.25% series contract	20,011.358	175,106.461	37,467.436	157,650.383
Total Return Portfolio - 1.00% series contract	1,255.794	12,288.009	778.616	12,765.187
Total Return Portfolio - 0.50% series contract	0.000	5.079	5.079	0.000
Rydex Variable Trust:
All-Cap Opportunity Fund - 1.70% series contract	2,189.749	277.160	252.152	2,214.757
All-Cap Opportunity Fund - 1.65% series contract	2,822.878	1,903.943	1,066.622	3,660.199
All-Cap Opportunity Fund - 1.40% series contract	47,768.171	11,679.143	9,521.604	49,925.710
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 2.00% series contract	0.000	1,337.142	9.676	1,327.466
Core Plus Fixed Income Portfolio - 1.95% series contract	0.000	3,055.005	380.406	2,674.599
Core Plus Fixed Income Portfolio - 1.75% series contract	650.314	5,077.518	928.461	4,799.371
Core Plus Fixed Income Portfolio - 1.70% series contract	841.556	318.382	194.442	965.496
Core Plus Fixed Income Portfolio - 1.65% series contract *	9.980	0.000	0.091	9.889
Core Plus Fixed Income Portfolio - 1.65% series contract	46,812.038	20.215	11,191.152	35,641.101
Core Plus Fixed Income Portfolio - 1.55% series contract	10.380	0.000	0.091	10.289
Core Plus Fixed Income Portfolio - 1.40% series contract	35,029.732	4,215.363	2,124.086	37,121.009
Core Plus Fixed Income Portfolio - 1.25% series contract	27.744	470.743	70.825	427.662
Core Plus Fixed Income Portfolio - 1.00% series contract	9.980	616.110	313.877	312.213
Mid Cap Growth Portfolio - 1.80% series contract	0.000	1,038.880	532.060	506.820
Mid Cap Growth Portfolio - 1.75% series contract	9.830	1,094.085	1,094.173	9.742
Mid Cap Growth Portfolio - 1.70% series contract	68.369	1,737.315	882.467	923.217
Mid Cap Growth Portfolio - 1.65% series contract *	9.830	0.000	0.089	9.741
Mid Cap Growth Portfolio - 1.65% series contract	1,870.075	2,250.703	0.303	4,120.475
Mid Cap Growth Portfolio - 1.55% series contract	585.237	31.723	0.557	616.403
Mid Cap Growth Portfolio - 1.50% series contract	0.000	179.330	13.841	165.489
Mid Cap Growth Portfolio - 1.45% series contract	4.973	65.968	0.272	70.669
Mid Cap Growth Portfolio - 1.40% series contract	8,167.493	6,099.862	4,793.652	9,473.703
Mid Cap Growth Portfolio - 1.25% series contract	4,166.732	15,555.524	3,685.035	16,037.221
Mid Cap Growth Portfolio - 1.00% series contract	94.971	3,089.885	517.366	2,667.490
Mid Cap Growth Portfolio - 0.50% series contract	0.000	21.937	21.937	0.000
U.S. Mid Cap Value Portfolio - 1.80% series contract	0.000	682.458	348.286	334.172
U.S. Mid Cap Value Portfolio - 1.75% series contract	176.695	1,926.118	694.804	1,408.009
U.S. Mid Cap Value Portfolio - 1.70% series contract	1,309.814	1,298.136	609.887	1,998.063
U.S. Mid Cap Value Portfolio - 1.65% series contract *	9.880	4,620.227	2,901.956	1,728.151
U.S. Mid Cap Value Portfolio - 1.65% series contract	7,351.631	5,486.694	1,461.905	11,376.420
U.S. Mid Cap Value Portfolio - 1.55% series contract	923.992	1,327.830	1,538.156	713.666
U.S. Mid Cap Value Portfolio - 1.50% series contract	0.000	308.584	0.394	308.190
U.S. Mid Cap Value Portfolio - 1.45% series contract	242.485	361.601	20.952	583.134
U.S. Mid Cap Value Portfolio - 1.40% series contract	82,839.831	29,156.147	28,988.211	83,007.767
U.S. Mid Cap Value Portfolio - 1.25% series contract	4,347.705	17,894.128	1,138.020	21,103.813
U.S. Mid Cap Value Portfolio - 1.00% series contract	57.017	2,809.441	877.281	1,989.177
U.S. Real Estate Portfolio - 1.80% series contract	289.785	42.840	96.937	235.688
U.S. Real Estate Portfolio - 1.70% series contract	2,089.793	633.108	346.022	2,376.879
U.S. Real Estate Portfolio - 1.65% series contract	12,161.340	5,902.562	6,211.342	11,852.560
U.S. Real Estate Portfolio - 1.40% series contract	160,213.596	39,728.621	56,960.003	142,982.214

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2009	Purchased	Redeemed	12/31/2009
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Value Portfolio - 2.00% series contract	0.000	2,203.886	16.025	2,187.861
Value Portfolio - 1.95% series contract	0.000	10,831.736	3,549.491	7,282.245
Value Portfolio - 1.80% series contract	738.945	1,203.671	1,288.874	653.742
Value Portfolio - 1.75% series contract	9.760	12,857.153	3,640.417	9,226.496
Value Portfolio - 1.70% series contract	1,641.563	536.623	271.726	1,906.460
Value Portfolio - 1.65% series contract *	9.759	0.000	0.088	9.671
Value Portfolio - 1.65% series contract	7,091.124	7,203.255	3,826.550	10,467.829
Value Portfolio - 1.55% series contract	692.685	99.119	755.498	36.306
Value Portfolio - 1.45% series contract	75.470	33.842	0.194	109.118
Value Portfolio - 1.40% series contract	114,491.029	35,909.784	28,813.237	121,587.576
Value Portfolio - 1.25% series contract	1,536.694	716.360	9.257	2,243.797
Value Portfolio - 1.00% series contract	9.760	1,279.789	737.415	552.134
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.75% series contract	9.920	0.000	0.089	9.831
2015 ETF Fund - 1.70% series contract	1,582.817	418.760	169.925	1,831.652
2015 ETF Fund - 1.65% series contract *	9.920	0.000	0.089	9.831
2015 ETF Fund - 1.65% series contract	1,602.255	894.302	404.957	2,091.600
2015 ETF Fund - 1.55% series contract	10.310	1,425.263	0.090	1,435.483
2015 ETF Fund - 1.40% series contract	10,551.710	3,239.841	215.338	13,576.213
2015 ETF Fund - 1.25% series contract	464.978	273.513	99.401	639.090
2015 ETF Fund - 1.00% series contract	9.920	5,081.086	0.120	5,090.886
2025 ETF Fund - 1.75% series contract	9.900	0.000	0.090	9.810
2025 ETF Fund - 1.70% series contract	237.819	168.760	0.000	406.579
2025 ETF Fund - 1.65% series contract *	9.900	0.000	0.090	9.810
2025 ETF Fund - 1.65% series contract	9.583	0.000	0.302	9.281
2025 ETF Fund - 1.55% series contract	10.290	0.000	0.090	10.200
2025 ETF Fund - 1.40% series contract	5,436.769	1,191.481	12.244	6,616.006
2025 ETF Fund - 1.25% series contract	121.107	1,732.731	264.173	1,589.665
2025 ETF Fund - 1.00% series contract	9.900	415.745	157.994	267.651
2025 ETF Fund - 0.50% series contract	0.000	19.223	19.223	0.000
2035 ETF Fund - 1.75% series contract	9.880	0.000	0.089	9.791
2035 ETF Fund - 1.65% series contract *	9.880	0.000	0.089	9.791
2035 ETF Fund - 1.65% series contract	20.745	0.000	0.654	20.091
2035 ETF Fund - 1.55% series contract	10.270	0.000	0.089	10.181
2035 ETF Fund - 1.40% series contract	8,503.697	2,481.571	211.474	10,773.794
2035 ETF Fund - 1.25% series contract	158.307	2,195.723	562.052	1,791.978
2035 ETF Fund - 1.00% series contract	31.512	393.277	2.671	422.118
2035 ETF Fund - 0.50% series contract	0.000	20.550	20.550	0.000

*	Unit value commencement date May 1, 2008

**	Unit value commencement date May 1, 2009

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund - 1.80% series contract	691.279	89.358	0.000	780.637
Core Equity Fund - 1.70% series contract	295.955	0.000	0.000	295.955
Core Equity Fund - 1.65% series contract	4,559.886	615.155	1,129.103	4,045.938
Core Equity Fund - 1.40% series contract	30,396.259	5,414.499	9,227.905	26,582.853
Financial Services Fund - 1.70% series contract	128.671	32.012	0.199	160.484
Financial Services Fund - 1.65% series contract	5,758.342	3,194.931	4,757.037	4,196.236
Financial Services Fund - 1.40% series contract	14,821.842	8,015.852	3,849.836	18,987.858
Global Health Care Fund - 1.80% series contract	60.719	0.000	0.000	60.719
Global Health Care Fund - 1.70% series contract	2,111.018	790.971	706.402	2,195.587
Global Health Care Fund - 1.65% series contract	2,415.398	311.885	439.266	2,288.017
Global Health Care Fund - 1.40% series contract	82,482.904	13,448.932	34,486.134	61,445.702
Small Cap Equity Fund - 1.80% series contract	346.507	64.427	0.000	410.934
Small Cap Equity Fund - 1.75% series contract	0.000	9.900	0.000	9.900
Small Cap Equity Fund - 1.70% series contract	1,661.677	49.878	1,544.403	167.152
Small Cap Equity Fund - 1.65% series contract *	0.000	2,459.382	0.000	2,459.382
Small Cap Equity Fund - 1.65% series contract	13,090.472	1,263.406	5,274.924	9,078.954
Small Cap Equity Fund - 1.55% series contract	0.000	6,960.248	314.762	6,645.486
Small Cap Equity Fund - 1.50% series contract	0.000	80.195	39.162	41.033
Small Cap Equity Fund - 1.45% series contract	0.000	282.070	0.000	282.070
Small Cap Equity Fund - 1.40% series contract	27,515.769	16,763.908	7,382.453	36,897.224
Small Cap Equity Fund - 1.25% series contract	0.000	6,723.136	157.324	6,565.812
Small Cap Equity Fund - 1.00% series contract	0.000	78.114	9.900	68.214
AIM Variable Insurance Funds - Series II Shares:
Capital Development Fund - 1.95% series contract	0.000	186.259	0.000	186.259
Capital Development Fund - 1.80% series contract	464.975	160.908	0.000	625.883
Capital Development Fund - 1.75% series contract	0.000	603.082	0.000	603.082
Capital Development Fund - 1.70% series contract	873.933	191.865	28.081	1,037.717
Capital Development Fund - 1.65% series contract *	0.000	9.850	0.000	9.850
Capital Development Fund - 1.65% series contract	13,982.184	562.318	10,224.168	4,320.334
Capital Development Fund - 1.55% series contract	0.000	503.078	0.000	503.078
Capital Development Fund - 1.45% series contract	0.000	601.176	5.580	595.596
Capital Development Fund - 1.40% series contract	59,838.559	18,231.147	23,754.436	54,315.270
Capital Development Fund - 1.25% series contract	0.000	9,302.090	426.391	8,875.699
Capital Development Fund - 1.00% series contract	0.000	760.235	103.474	656.761
Global Real Estate Fund - 1.95% series contract	0.000	32.648	0.000	32.648
Global Real Estate Fund - 1.75% series contract	0.000	532.820	0.000	532.820
Global Real Estate Fund - 1.65% series contract	0.000	2,044.425	0.000	2,044.425
Global Real Estate Fund - 1.55% series contract	0.000	1,273.565	371.987	901.578
Global Real Estate Fund - 1.45% series contract	0.000	326.007	2.992	323.015
Global Real Estate Fund - 1.25% series contract	0.000	12,070.492	309.356	11,761.136
Global Real Estate Fund - 1.00% series contract	0.000	371.994	53.533	318.461
Government Securities Fund - 1.80% series contract	0.000	5,472.131	2,805.505	2,666.626
Government Securities Fund - 1.70% series contract	1,788.208	1,827.458	921.046	2,694.620
Government Securities Fund - 1.65% series contract	4,075.718	101,090.013	31,535.244	73,630.487
Government Securities Fund - 1.40% series contract	38,847.797	56,694.972	35,981.011	59,561.758
International Growth Fund - 1.75% series contract	0.000	9.960	0.000	9.960
International Growth Fund - 1.65% series contract	0.000	9.960	0.000	9.960
International Growth Fund - 1.55% series contract	0.000	10.360	0.000	10.360
International Growth Fund - 1.25% series contract	0.000	101.990	1.258	100.732
International Growth Fund - 1.00% series contract	0.000	85.662	9.959	75.703
Mid Cap Core Equity Fund - 1.75% series contract	0.000	159.471	0.000	159.471
Mid Cap Core Equity Fund - 1.70% series contract	173.610	0.000	0.000	173.610
Mid Cap Core Equity Fund - 1.65% series contract *	0.000	9.860	0.000	9.860
Mid Cap Core Equity Fund - 1.65% series contract	4,273.239	154.027	2,951.189	1,476.077
Mid Cap Core Equity Fund - 1.55% series contract	0.000	10.260	0.000	10.260
Mid Cap Core Equity Fund - 1.50% series contract	21.382	0.000	21.382	0.000
Mid Cap Core Equity Fund - 1.40% series contract	21,909.614	5,997.384	1,863.178	26,043.820
Mid Cap Core Equity Fund - 1.25% series contract	0.000	1,869.602	155.765	1,713.837
Mid Cap Core Equity Fund - 1.00% series contract	0.000	19.722	9.862	9.860
Utilities Fund - 1.80% series contract	212.750	237.329	450.079	0.000
Utilities Fund - 1.70% series contract	533.563	474.384	801.529	206.418
Utilities Fund - 1.65% series contract	25,089.884	20,840.597	30,446.680	15,483.801
Utilities Fund - 1.50% series contract	0.000	81.372	0.000	81.372
Utilities Fund - 1.40% series contract	87,867.876	52,267.500	72,217.467	67,917.909
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
International Value Portfolio - 1.75% series contract	0.000	9.920	0.000	9.920
International Value Portfolio - 1.65% series contract	0.000	9.920	0.000	9.920
International Value Portfolio - 1.55% series contract	0.000	1,275.797	24.314	1,251.483
International Value Portfolio - 1.45% series contract	0.000	342.790	3.503	339.287
International Value Portfolio - 1.25% series contract	0.000	4,209.634	291.312	3,918.322
International Value Portfolio - 1.00% series contract	0.000	94.261	15.121	79.140

*	Unit value commencement date May 1, 2008

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
American Century Variable Portfolios - Class I:
Vista Fund - 1.80% series contract	689.438	469.012	1,072.071	86.379
Vista Fund - 1.75% series contract	0.000	10.000	0.000	10.000
Vista Fund - 1.70% series contract	1,349.852	796.438	1,744.148	402.142
Vista Fund - 1.65% series contract *	0.000	4,968.497	0.000	4,968.497
Vista Fund - 1.65% series contract	24,868.605	7,871.372	22,893.238	9,846.739
Vista Fund - 1.55% series contract	0.000	547.947	0.000	547.947
Vista Fund - 1.50% series contract	0.000	231.553	60.545	171.008
Vista Fund - 1.40% series contract	36,829.210	32,425.925	14,363.699	54,891.436
Vista Fund - 1.25% series contract	0.000	4,908.429	110.090	4,798.339
Vista Fund - 1.00% series contract	0.000	19.995	9.995	10.000
American Century Variable Portfolios - Class II:
Large Company Value Fund - 1.75% series contract	0.000	9.820	0.000	9.820
Large Company Value Fund - 1.65% series contract *	0.000	9.820	0.000	9.820
Large Company Value Fund - 1.65% series contract	8,088.217	477.906	4,054.509	4,511.614
Large Company Value Fund - 1.55% series contract	0.000	10.220	0.000	10.220
Large Company Value Fund - 1.50% series contract	29.661	0.000	29.661	0.000
Large Company Value Fund - 1.40% series contract	66,250.868	24,247.193	45,960.858	44,537.203
Large Company Value Fund - 1.25% series contract	0.000	87.889	0.000	87.889
Large Company Value Fund - 1.00% series contract	0.000	19.644	9.824	9.820
Mid Cap Value Fund - 1.80% series contract	0.000	444.868	0.000	444.868
Mid Cap Value Fund - 1.75% series contract	0.000	9.790	0.000	9.790
Mid Cap Value Fund - 1.70% series contract	0.000	735.865	0.000	735.865
Mid Cap Value Fund - 1.65% series contract *	0.000	598.584	588.794	9.790
Mid Cap Value Fund - 1.65% series contract	7,237.048	742.122	2,551.527	5,427.643
Mid Cap Value Fund - 1.55% series contract	0.000	1,213.826	9.877	1,203.949
Mid Cap Value Fund - 1.40% series contract	15,275.580	5,907.076	4,997.363	16,185.293
Mid Cap Value Fund - 1.25% series contract	0.000	1,331.884	8.175	1,323.709
Mid Cap Value Fund - 1.00% series contract	0.000	19.584	9.794	9.790
Ultra Fund - 1.65% series contract	1,634.783	0.000	0.000	1,634.783
Ultra Fund - 1.40% series contract	4,484.021	8,995.090	1,054.803	12,424.308
Calamos Advisors Trust:
Growth and Income Portfolio - 1.80% series contract	0.000	628.192	0.000	628.192
Growth and Income Portfolio - 1.75% series contract	0.000	9.880	0.000	9.880
Growth and Income Portfolio - 1.70% series contract	33.942	1,181.942	0.000	1,215.884
Growth and Income Portfolio - 1.65% series contract *	0.000	1,258.639	0.000	1,258.639
Growth and Income Portfolio - 1.65% series contract	7,487.665	6,709.826	7,822.390	6,375.101
Growth and Income Portfolio - 1.55% series contract	0.000	10.280	0.000	10.280
Growth and Income Portfolio - 1.40% series contract	11,798.204	213,897.466	80,303.050	145,392.620
Growth and Income Portfolio - 1.25% series contract	0.000	4,574.046	1,050.240	3,523.806
Growth and Income Portfolio - 1.00% series contract	0.000	19.764	9.884	9.880
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.95% series contract	0.000	323.776	0.000	323.776
Value Portfolio - 1.75% series contract	0.000	1,598.139	4.617	1,593.522
Value Portfolio - 1.70% series contract	166.205	1,199.960	1,127.777	238.388
Value Portfolio - 1.65% series contract *	0.000	6,594.392	0.000	6,594.392
Value Portfolio - 1.65% series contract	6,976.312	9,743.666	8,645.322	8,074.656
Value Portfolio - 1.55% series contract	0.000	1,843.815	345.327	1,498.488
Value Portfolio - 1.50% series contract	0.000	171.286	84.287	86.999
Value Portfolio - 1.45% series contract	0.000	1,222.854	10.590	1,212.264
Value Portfolio - 1.40% series contract	3,077.896	37,360.959	9,628.231	30,810.624
Value Portfolio - 1.25% series contract	0.000	27,486.404	1,879.117	25,607.287
Value Portfolio - 1.00% series contract	0.000	1,268.109	176.054	1,092.055
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc. - 1.75% series contract	0.000	9.840	0.000	9.840
Socially Responsible Growth Fund, Inc. - 1.70% series contract	5,086.929	216.482	72.297	5,231.114
Socially Responsible Growth Fund, Inc. - 1.65% series contract *	0.000	9.840	0.000	9.840
Socially Responsible Growth Fund, Inc. - 1.65% series contract	1,187.634	188.303	337.148	1,038.789
Socially Responsible Growth Fund, Inc. - 1.55% series contract	0.000	626.265	0.000	626.265
Socially Responsible Growth Fund, Inc. - 1.45% series contract	0.000	19.692	0.000	19.692
Socially Responsible Growth Fund, Inc. - 1.40% series contract	34,546.475	11,681.653	6,946.213	39,281.915
Socially Responsible Growth Fund, Inc. - 1.25% series contract	0.000	449.237	0.000	449.237
Socially Responsible Growth Fund, Inc. - 1.00% series contract	0.000	25.816	11.255	14.561
Stock Index Fund, Inc. - 1.95% series contract	0.000	569.203	0.000	569.203
Stock Index Fund, Inc. - 1.80% series contract	504.572	69.349	0.000	573.921
Stock Index Fund, Inc. - 1.75% series contract	0.000	2,480.855	17.943	2,462.912
Stock Index Fund, Inc. - 1.70% series contract	2,991.350	38.811	265.701	2,764.460
Stock Index Fund, Inc. - 1.65% series contract *	0.000	9.830	0.000	9.830
Stock Index Fund, Inc. - 1.65% series contract	44,207.304	2,750.345	15,803.078	31,154.571
Stock Index Fund, Inc. - 1.55% series contract	0.000	1,344.748	0.000	1,344.748
Stock Index Fund, Inc. - 1.45% series contract	0.000	2,343.375	9.540	2,333.835
Stock Index Fund, Inc. - 1.40% series contract	683,487.148	285,359.612	421,358.192	547,488.568
Stock Index Fund, Inc. - 1.25% series contract	0.000	27,486.998	629.604	26,857.394
Stock Index Fund, Inc. - 1.00% series contract	0.000	1,625.489	228.955	1,396.534

*	Unit value commencement date May 1, 2008

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio - 1.70% series contract	71.012	0.000	62.867	8.145
Technology Growth Portfolio - 1.65% series contract	2,478.201	2,540.324	1,199.974	3,818.551
Technology Growth Portfolio - 1.40% series contract	19,936.665	4,519.265	4,025.692	20,430.238
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio - 1.75% series contract	0.000	9.860	0.000	9.860
MidCap Stock Portfolio - 1.65% series contract *	0.000	9.860	0.000	9.860
MidCap Stock Portfolio - 1.65% series contract	332.877	198.690	175.460	356.107
MidCap Stock Portfolio - 1.55% series contract	0.000	729.279	16.530	712.749
MidCap Stock Portfolio - 1.45% series contract	0.000	50.891	0.000	50.891
MidCap Stock Portfolio - 1.40% series contract	1,045.893	2,430.796	508.552	2,968.137
MidCap Stock Portfolio - 1.25% series contract	0.000	234.311	0.000	234.311
MidCap Stock Portfolio - 1.00% series contract	0.000	25.728	9.858	15.870
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio - 1.95% series contract	0.000	183,313.149	0.000	183,313.149
Money Market Portfolio - 1.80% series contract	3,866.813	13,515.588	12,399.140	4,983.261
Money Market Portfolio - 1.75% series contract	0.000	244,449.937	264.511	244,185.426
Money Market Portfolio - 1.70% series contract	13,204.982	159,776.434	1,732.315	171,249.101
Money Market Portfolio - 1.65% series contract *	0.000	100.000	0.000	100.000
Money Market Portfolio - 1.65% series contract	77,484.981	205,861.423	111,654.130	171,692.274
Money Market Portfolio - 1.55% series contract	0.000	15,824.450	139.943	15,684.507
Money Market Portfolio - 1.45% series contract	0.000	771.112	0.000	771.112
Money Market Portfolio - 1.40% series contract	205,259.591	2,297,155.744	1,224,930.213	1,277,485.122
Money Market Portfolio - 1.25% series contract	0.000	13,046.069	263.885	12,782.184
Money Market Portfolio - 1.00% series contract	0.000	57,727.455	442.779	57,284.676
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio - 1.80% series contract	551.244	73.354	0.000	624.598
Appreciation Portfolio - 1.70% series contract	2,879.643	515.602	438.470	2,956.775
Appreciation Portfolio - 1.65% series contract	9,580.515	277.221	4,472.078	5,385.658
Appreciation Portfolio - 1.50% series contract	51.843	0.000	51.843	0.000
Appreciation Portfolio - 1.40% series contract	38,008.940	8,299.797	7,767.440	38,541.297
DWS Variable Series II - Class A:
Global Thematic VIP - 1.75% series contract	0.000	9.920	0.000	9.920
Global Thematic VIP - 1.65% series contract	0.000	307.460	0.000	307.460
Global Thematic VIP - 1.55% series contract	0.000	359.913	349.594	10.319
Global Thematic VIP - 1.25% series contract	0.000	225.348	0.000	225.348
Global Thematic VIP - 1.00% series contract	0.000	19.838	9.918	9.920
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.75% series contract	0.000	9.920	0.000	9.920
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.70% series contract	2,199.099	360.180	0.000	2,559.279
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract *	0.000	25,209.248	11,178.629	14,030.619
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.65% series contract	27,349.462	28,748.576	5,305.181	50,792.857
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.55% series contract	0.000	20,818.570	0.000	20,818.570
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.45% series contract	0.000	2.049	2.049	0.000
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	1,909.379	46,101.848	6,303.210	41,708.017
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.25% series contract	0.000	230,091.879	3,290.700	226,801.179
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.00% series contract	0.000	413.478	25.929	387.549
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	0.000	82.976	0.000	82.976
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.80% series contract	0.000	156.456	0.000	156.456
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.75% series contract	0.000	1,241.912	0.000	1,241.912
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.70% series contract	301.965	1,429.459	1,123.155	608.269
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract *	0.000	9.980	0.000	9.980
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.65% series contract	4,970.673	1,075.748	153.878	5,892.543
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.55% series contract	0.000	3,036.959	0.000	3,036.959
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	1,374.395	4,803.684	571.848	5,606.231
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	0.000	84,881.456	180.986	84,700.470
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.00% series contract	0.000	19.962	9.982	9.980
Ibbotson Growth ETF Asset Allocation Portfolio - 1.75% series contract	0.000	21,073.046	0.000	21,073.046
Ibbotson Growth ETF Asset Allocation Portfolio - 1.70% series contract	20.690	234.086	0.000	254.776
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract *	0.000	61,538.600	3,269.898	58,268.702
Ibbotson Growth ETF Asset Allocation Portfolio - 1.65% series contract	22,185.286	147,441.377	1,698.346	167,928.317
Ibbotson Growth ETF Asset Allocation Portfolio - 1.55% series contract	0.000	86,773.851	138.571	86,635.280
Ibbotson Growth ETF Asset Allocation Portfolio - 1.45% series contract	0.000	2.263	2.263	0.000
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	11,716.344	19,647.889	3,208.922	28,155.311
Ibbotson Growth ETF Asset Allocation Portfolio - 1.25% series contract	0.000	162,446.270	2,168.163	160,278.107
Ibbotson Growth ETF Asset Allocation Portfolio - 1.00% series contract	0.000	821.665	119.095	702.570
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.75% series contract	0.000	845.937	0.000	845.937
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.70% series contract	353.244	45.563	6.965	391.842
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract *	0.000	32,788.869	1,447.020	31,341.849
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.65% series contract	4,852.637	36,991.443	11,644.253	30,199.827
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.55% series contract	0.000	5,715.444	75.258	5,640.186
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	6,469.193	8,035.632	486.928	14,017.897
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	0.000	60,627.998	136.695	60,491.303
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.00% series contract	0.000	110.531	27.264	83.267

*	Unit value commencement date May 1, 2008

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin U.S. Government Fund - 1.95% series contract	0.000	444.160	0.000	444.160
Franklin U.S. Government Fund - 1.75% series contract	0.000	2,629.956	67.050	2,562.906
Franklin U.S. Government Fund - 1.65% series contract	0.000	2,210.286	0.000	2,210.286
Franklin U.S. Government Fund - 1.55% series contract	0.000	14.104	0.000	14.104
Franklin U.S. Government Fund - 1.45% series contract	0.000	7.093	0.000	7.093
Franklin U.S. Government Fund - 1.25% series contract	0.000	4,590.369	109.215	4,481.154
Franklin U.S. Government Fund - 1.00% series contract	0.000	398.895	82.419	316.476
Mutual Shares Securities Fund - 1.75% series contract	0.000	4,800.220	0.000	4,800.220
Mutual Shares Securities Fund - 1.65% series contract	0.000	1,803.749	0.000	1,803.749
Mutual Shares Securities Fund - 1.55% series contract	0.000	10.290	0.000	10.290
Mutual Shares Securities Fund - 1.25% series contract	0.000	22,893.631	952.113	21,941.518
Mutual Shares Securities Fund - 1.00% series contract	0.000	113.323	9.893	103.430
Templeton Foreign Securities Fund - 1.80% series contract	256.933	0.000	256.933	0.000
Templeton Foreign Securities Fund - 1.75% series contract	0.000	10.040	0.000	10.040
Templeton Foreign Securities Fund - 1.70% series contract	463.228	246.293	6.936	702.585
Templeton Foreign Securities Fund - 1.65% series contract *	0.000	10.040	0.000	10.040
Templeton Foreign Securities Fund - 1.65% series contract	2,109.606	468.014	1.755	2,575.865
Templeton Foreign Securities Fund - 1.55% series contract	0.000	704.939	7.392	697.547
Templeton Foreign Securities Fund - 1.40% series contract	38,845.493	44,678.200	52,454.501	31,069.192
Templeton Foreign Securities Fund - 1.25% series contract	0.000	1,288.635	12.901	1,275.734
Templeton Foreign Securities Fund - 1.00% series contract	0.000	88.514	10.045	78.469
Janus Aspen Series - Service Shares:
Balanced Portfolio - 1.80% series contract	543.303	66.124	0.000	609.427
Balanced Portfolio - 1.75% series contract	0.000	9.950	0.000	9.950
Balanced Portfolio - 1.70% series contract	6,354.817	1,332.261	1,396.205	6,290.873
Balanced Portfolio - 1.65% series contract *	0.000	4,836.473	261.669	4,574.804
Balanced Portfolio - 1.65% series contract	35,203.966	4,668.844	9,863.083	30,009.727
Balanced Portfolio - 1.55% series contract	0.000	2,108.447	328.984	1,779.463
Balanced Portfolio - 1.50% series contract	0.000	188.970	42.424	146.546
Balanced Portfolio - 1.40% series contract	131,992.277	32,995.019	34,508.112	130,479.184
Balanced Portfolio - 1.25% series contract	0.000	5,240.178	366.487	4,873.691
Balanced Portfolio - 1.00% series contract	0.000	19.896	9.946	9.950
INTECH Risk-Managed Core Portfolio - 1.65% series contract	52.412	0.000	52.412	0.000
INTECH Risk-Managed Core Portfolio - 1.40% series contract	8,397.567	3,348.969	555.990	11,190.546
International Growth Portfolio - 1.95% series contract	0.000	554.144	0.000	554.144
International Growth Portfolio - 1.80% series contract	805.369	656.545	1,279.509	182.405
International Growth Portfolio - 1.75% series contract	0.000	2,414.074	6.145	2,407.929
International Growth Portfolio - 1.70% series contract	744.682	1,184.348	1,644.771	284.259
International Growth Portfolio - 1.65% series contract *	0.000	17,693.463	1,373.985	16,319.478
International Growth Portfolio - 1.65% series contract	24,943.890	10,025.119	21,905.389	13,063.620
International Growth Portfolio - 1.55% series contract	0.000	3,060.232	0.000	3,060.232
International Growth Portfolio - 1.50% series contract	0.000	244.607	91.553	153.054
International Growth Portfolio - 1.45% series contract	0.000	1,626.623	16.241	1,610.382
International Growth Portfolio - 1.40% series contract	78,181.296	73,648.750	44,915.940	106,914.106
International Growth Portfolio - 1.25% series contract	0.000	69,823.066	1,894.658	67,928.408
International Growth Portfolio - 1.00% series contract	0.000	2,428.648	288.622	2,140.026
Large Cap Growth Portfolio - 1.80% series contract	167.247	0.000	167.247	0.000
Large Cap Growth Portfolio - 1.75% series contract	0.000	9.880	0.000	9.880
Large Cap Growth Portfolio - 1.70% series contract	1,111.156	220.759	66.397	1,265.518
Large Cap Growth Portfolio - 1.65% series contract *	0.000	9.880	0.000	9.880
Large Cap Growth Portfolio - 1.65% series contract	9,526.079	3,558.769	3,979.415	9,105.433
Large Cap Growth Portfolio - 1.55% series contract	0.000	341.697	331.417	10.280
Large Cap Growth Portfolio - 1.50% series contract	0.000	110.264	54.899	55.365
Large Cap Growth Portfolio - 1.40% series contract	34,266.825	19,013.035	8,019.483	45,260.377
Large Cap Growth Portfolio - 1.25% series contract	0.000	18,541.925	0.000	18,541.925
Large Cap Growth Portfolio - 1.00% series contract	0.000	116.988	9.888	107.100
Mid Cap Growth Portfolio - 1.80% series contract	583.961	371.342	683.080	272.223
Mid Cap Growth Portfolio - 1.75% series contract	0.000	9.820	0.000	9.820
Mid Cap Growth Portfolio - 1.70% series contract	31.635	390.142	377.645	44.132
Mid Cap Growth Portfolio - 1.65% series contract *	0.000	9.820	0.000	9.820
Mid Cap Growth Portfolio - 1.65% series contract	1,647.302	117.509	750.557	1,014.254
Mid Cap Growth Portfolio - 1.55% series contract	0.000	916.857	337.095	579.762
Mid Cap Growth Portfolio - 1.40% series contract	20,941.698	4,940.366	7,364.586	18,517.478
Mid Cap Growth Portfolio - 1.25% series contract	0.000	12,916.359	7.728	12,908.631
Mid Cap Growth Portfolio - 1.00% series contract	0.000	19.640	9.820	9.820
Worldwide Growth Portfolio - 1.70% series contract	482.140	51.397	109.105	424.432
Worldwide Growth Portfolio - 1.65% series contract	1,654.943	21.018	1,591.635	84.326
Worldwide Growth Portfolio - 1.40% series contract	11,599.256	2,465.093	1,030.036	13,034.313
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio - 1.80% series contract	1,074.297	634.098	1,455.319	253.076
Guardian Portfolio - 1.75% series contract	0.000	605.438	0.000	605.438
Guardian Portfolio - 1.70% series contract	785.197	207.831	712.291	280.737
Guardian Portfolio - 1.65% series contract *	0.000	9.740	0.000	9.740
Guardian Portfolio - 1.65% series contract	1,597.897	92.136	1,242.373	447.660
Guardian Portfolio - 1.55% series contract	0.000	10.130	0.000	10.130
Guardian Portfolio - 1.40% series contract	45,475.317	94,924.696	50,543.199	89,856.814
Guardian Portfolio - 1.25% series contract	0.000	7,014.584	484.377	6,530.207
Guardian Portfolio - 1.00% series contract	0.000	19.477	9.737	9.740

*	Unit value commencement date May 1, 2008

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Neuberger Berman Advisers Management Trust - Class S:
Small-Cap Growth Portfolio - 1.70% series contract	1,743.260	360.841	73.957	2,030.144
Small-Cap Growth Portfolio - 1.65% series contract	749.534	0.000	669.760	79.774
Small-Cap Growth Portfolio - 1.40% series contract	15,272.339	5,749.366	3,185.949	17,835.756
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund - 1.80% series contract	1,456.119	8,076.208	1,456.119	8,076.208
Balanced Fund - 1.75% series contract	0.000	9.920	0.000	9.920
Balanced Fund - 1.70% series contract	758.260	293.060	151.874	899.446
Balanced Fund - 1.65% series contract *	0.000	1,505.094	0.000	1,505.094
Balanced Fund - 1.65% series contract	25,972.261	3,354.261	12,380.891	16,945.631
Balanced Fund - 1.55% series contract	0.000	10.320	0.000	10.320
Balanced Fund - 1.40% series contract	45,706.236	16,734.588	12,876.627	49,564.197
Balanced Fund - 1.25% series contract	0.000	5,033.572	1,028.394	4,005.178
Balanced Fund - 1.00% series contract	0.000	19.848	9.928	9.920
Capital Appreciation Fund - 1.95% series contract	0.000	189.435	0.000	189.435
Capital Appreciation Fund - 1.80% series contract	1,009.105	0.000	1,009.105	0.000
Capital Appreciation Fund - 1.75% series contract	0.000	620.612	0.000	620.612
Capital Appreciation Fund - 1.70% series contract	1,038.765	11.540	878.871	171.434
Capital Appreciation Fund - 1.65% series contract *	0.000	9.840	0.000	9.840
Capital Appreciation Fund - 1.65% series contract	12,976.760	3,621.745	6,653.689	9,944.816
Capital Appreciation Fund - 1.55% series contract	0.000	1,450.790	4.041	1,446.749
Capital Appreciation Fund - 1.50% series contract	46.824	117.239	104.825	59.238
Capital Appreciation Fund - 1.45% series contract	0.000	777.410	7.100	770.310
Capital Appreciation Fund - 1.40% series contract	31,444.936	16,489.360	11,281.801	36,652.495
Capital Appreciation Fund - 1.25% series contract	0.000	14,317.964	604.283	13,713.681
Capital Appreciation Fund - 1.00% series contract	0.000	807.092	107.719	699.373
Global Securities Fund - 1.80% series contract	734.593	203.997	614.453	324.137
Global Securities Fund - 1.75% series contract	0.000	894.981	0.000	894.981
Global Securities Fund - 1.70% series contract	1,139.421	29.819	336.846	832.394
Global Securities Fund - 1.65% series contract *	0.000	3,374.309	1,561.952	1,812.357
Global Securities Fund - 1.65% series contract	13,246.256	2,599.104	8,371.611	7,473.749
Global Securities Fund - 1.55% series contract	0.000	2,080.112	0.373	2,079.739
Global Securities Fund - 1.50% series contract	37.689	0.000	37.689	0.000
Global Securities Fund - 1.40% series contract	50,707.428	22,560.310	19,403.688	53,864.050
Global Securities Fund - 1.25% series contract	0.000	6,680.097	379.015	6,301.082
Global Securities Fund - 1.00% series contract	0.000	19.788	9.898	9.890
Main Street Fund - 1.80% series contract	1,275.454	141.674	1,275.452	141.676
Main Street Fund - 1.75% series contract	0.000	9.890	0.000	9.890
Main Street Fund - 1.70% series contract	7.276	7.637	0.000	14.913
Main Street Fund - 1.65% series contract *	0.000	9.890	0.000	9.890
Main Street Fund - 1.65% series contract	8,563.867	1,767.382	3,836.202	6,495.047
Main Street Fund - 1.55% series contract	0.000	10.290	0.000	10.290
Main Street Fund - 1.50% series contract	59.107	0.000	59.107	0.000
Main Street Fund - 1.45% series contract	0.000	71.855	0.000	71.855
Main Street Fund - 1.40% series contract	54,341.218	32,325.294	20,416.190	66,250.322
Main Street Fund - 1.25% series contract	0.000	1,351.808	0.000	1,351.808
Main Street Fund - 1.00% series contract	0.000	19.778	9.888	9.890
Main Street Small Cap Fund - 1.80% series contract	4,453.973	874.103	551.366	4,776.710
Main Street Small Cap Fund - 1.75% series contract	0.000	9.820	0.000	9.820
Main Street Small Cap Fund - 1.70% series contract	2,775.104	118.555	1,528.659	1,365.000
Main Street Small Cap Fund - 1.65% series contract *	0.000	456.089	0.000	456.089
Main Street Small Cap Fund - 1.65% series contract	11,779.335	2,625.753	8,409.505	5,995.583
Main Street Small Cap Fund - 1.55% series contract	0.000	711.859	53.376	658.483
Main Street Small Cap Fund - 1.50% series contract	37.351	0.000	37.351	0.000
Main Street Small Cap Fund - 1.45% series contract	0.000	47.880	0.000	47.880
Main Street Small Cap Fund - 1.40% series contract	66,017.342	40,739.524	30,104.592	76,652.274
Main Street Small Cap Fund - 1.25% series contract	0.000	3,411.394	422.050	2,989.344
Main Street Small Cap Fund - 1.00% series contract	0.000	19.644	9.824	9.820

*	Unit value commencement date May 1, 2008

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio - 1.80% series contract	59.461	0.000	59.461	0.000
Large Cap Growth Portfolio - 1.70% series contract	1,889.341	0.000	1,889.341	0.000
Large Cap Growth Portfolio - 1.65% series contract	1,355.316	0.000	1,355.316	0.000
Large Cap Growth Portfolio - 1.40% series contract	7,675.652	1,374.117	9,049.769	0.000
Mid Cap Value Portfolio - 1.80% series contract	129.457	33.691	163.148	0.000
Mid Cap Value Portfolio - 1.70% series contract	927.829	106.844	1,034.673	0.000
Mid Cap Value Portfolio - 1.65% series contract	10,192.835	600.821	10,793.656	0.000
Mid Cap Value Portfolio - 1.40% series contract	65,437.504	7,106.761	72,544.265	0.000
Select Value Portfolio - 1.70% series contract	1,934.155	173.841	2,107.996	0.000
Select Value Portfolio - 1.65% series contract	3,931.050	0.000	3,931.050	0.000
Select Value Portfolio - 1.40% series contract	10,623.430	1,325.566	11,948.996	0.000
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio - 1.80% series contract	700.071	401.973	1,102.044	0.000
High Yield Portfolio - 1.75% series contract	0.000	9.990	0.000	9.990
High Yield Portfolio - 1.70% series contract	2,931.892	316.568	1,406.339	1,842.121
High Yield Portfolio - 1.65% series contract *	0.000	9.990	0.000	9.990
High Yield Portfolio - 1.65% series contract	10,273.159	6,249.023	3,030.227	13,491.955
High Yield Portfolio - 1.55% series contract	0.000	579.104	0.000	579.104
High Yield Portfolio - 1.45% series contract	0.000	50.332	0.000	50.332
High Yield Portfolio - 1.40% series contract	54,031.426	18,180.512	38,661.652	33,550.286
High Yield Portfolio - 1.25% series contract	0.000	2,909.707	4.783	2,904.924
High Yield Portfolio - 1.00% series contract	0.000	19.976	9.986	9.990
Real Return Portfolio - 1.95% series contract	0.000	418.479	0.000	418.479
Real Return Portfolio - 1.80% series contract	3,563.715	0.000	1,597.795	1,965.920
Real Return Portfolio - 1.75% series contract	0.000	6,347.151	57.377	6,289.774
Real Return Portfolio - 1.70% series contract	3,763.309	501.460	59.475	4,205.294
Real Return Portfolio - 1.65% series contract *	0.000	361.814	0.000	361.814
Real Return Portfolio - 1.65% series contract	44,774.069	63,181.485	28,407.287	79,548.267
Real Return Portfolio - 1.55% series contract	0.000	16,928.314	2,083.687	14,844.627
Real Return Portfolio - 1.50% series contract	935.943	586.352	999.303	522.992
Real Return Portfolio - 1.45% series contract	0.000	301.142	2.283	298.859
Real Return Portfolio - 1.40% series contract	213,649.597	160,246.759	189,633.264	184,263.092
Real Return Portfolio - 1.25% series contract	0.000	16,194.609	931.287	15,263.322
Real Return Portfolio - 1.00% series contract	0.000	1,279.506	368.053	911.453
Total Return Portfolio - 1.95% series contract	0.000	837.388	0.000	837.388
Total Return Portfolio - 1.80% series contract	1,744.973	2,433.937	1,744.970	2,433.940
Total Return Portfolio - 1.75% series contract	0.000	6,531.233	183.532	6,347.701
Total Return Portfolio - 1.70% series contract	3,900.296	3,318.171	3,748.644	3,469.823
Total Return Portfolio - 1.65% series contract *	0.000	7,633.555	0.000	7,633.555
Total Return Portfolio - 1.65% series contract	35,571.695	11,753.668	16,947.794	30,377.569
Total Return Portfolio - 1.55% series contract	0.000	810.892	210.871	600.021
Total Return Portfolio - 1.50% series contract	55.007	80.153	95.489	39.671
Total Return Portfolio - 1.45% series contract	0.000	1,186.654	7.219	1,179.435
Total Return Portfolio - 1.40% series contract	215,400.944	215,321.736	222,917.279	207,805.401
Total Return Portfolio - 1.25% series contract	0.000	20,855.772	844.414	20,011.358
Total Return Portfolio - 1.00% series contract	0.000	1,496.752	240.958	1,255.794
Rydex Variable Trust:
Sector Rotation Fund - 1.70% series contract	2,312.366	666.165	788.782	2,189.749
Sector Rotation Fund - 1.65% series contract	12,405.544	3,111.014	12,693.680	2,822.878
Sector Rotation Fund - 1.40% series contract	49,728.009	30,527.053	32,486.891	47,768.171
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.80% series contract	1,191.365	0.000	1,191.365	0.000
Core Plus Fixed Income Portfolio - 1.75% series contract	0.000	650.314	0.000	650.314
Core Plus Fixed Income Portfolio - 1.70% series contract	735.583	119.423	13.450	841.556
Core Plus Fixed Income Portfolio - 1.65% series contract *	0.000	9.980	0.000	9.980
Core Plus Fixed Income Portfolio - 1.65% series contract	5,024.787	76,973.949	35,186.698	46,812.038
Core Plus Fixed Income Portfolio - 1.55% series contract	0.000	10.380	0.000	10.380
Core Plus Fixed Income Portfolio - 1.50% series contract	56.179	0.000	56.179	0.000
Core Plus Fixed Income Portfolio - 1.40% series contract	34,425.801	17,019.282	16,415.351	35,029.732
Core Plus Fixed Income Portfolio - 1.25% series contract	0.000	27.744	0.000	27.744
Core Plus Fixed Income Portfolio - 1.00% series contract	0.000	19.964	9.984	9.980

*	Unit value commencement date May 1, 2008

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Mid Cap Growth Portfolio - 1.75% series contract	0.000	9.830	0.000	9.830
Mid Cap Growth Portfolio - 1.70% series contract	47.730	20.639	0.000	68.369
Mid Cap Growth Portfolio - 1.65% series contract *	0.000	9.830	0.000	9.830
Mid Cap Growth Portfolio - 1.65% series contract	1,208.483	1,155.478	493.886	1,870.075
Mid Cap Growth Portfolio - 1.55% series contract	0.000	585.237	0.000	585.237
Mid Cap Growth Portfolio - 1.45% series contract	0.000	4.973	0.000	4.973
Mid Cap Growth Portfolio - 1.40% series contract	10,772.671	11,501.012	14,106.190	8,167.493
Mid Cap Growth Portfolio - 1.25% series contract	0.000	4,166.732	0.000	4,166.732
Mid Cap Growth Portfolio - 1.00% series contract	0.000	104.802	9.831	94.971
U.S. Mid Cap Value Portfolio - 1.80% series contract	431.572	523.012	954.584	0.000
U.S. Mid Cap Value Portfolio - 1.75% series contract	0.000	176.695	0.000	176.695
U.S. Mid Cap Value Portfolio - 1.70% series contract	1,208.847	568.475	467.508	1,309.814
U.S. Mid Cap Value Portfolio - 1.65% series contract *	0.000	9.880	0.000	9.880
U.S. Mid Cap Value Portfolio - 1.65% series contract	21,998.732	5,763.221	20,410.322	7,351.631
U.S. Mid Cap Value Portfolio - 1.55% series contract	0.000	923.992	0.000	923.992
U.S. Mid Cap Value Portfolio - 1.50% series contract	19.127	0.000	19.127	0.000
U.S. Mid Cap Value Portfolio - 1.45% series contract	0.000	244.471	1.986	242.485
U.S. Mid Cap Value Portfolio - 1.40% series contract	119,378.348	42,542.088	79,080.605	82,839.831
U.S. Mid Cap Value Portfolio - 1.25% series contract	0.000	4,675.848	328.143	4,347.705
U.S. Mid Cap Value Portfolio - 1.00% series contract	0.000	69.039	12.022	57.017
U.S. Real Estate Portfolio - 1.80% series contract	166.492	123.293	0.000	289.785
U.S. Real Estate Portfolio - 1.70% series contract	2,722.578	1,203.753	1,836.538	2,089.793
U.S. Real Estate Portfolio - 1.65% series contract	27,962.469	3,950.040	19,751.169	12,161.340
U.S. Real Estate Portfolio - 1.40% series contract	279,688.729	56,793.011	176,268.144	160,213.596
Value Portfolio - 1.80% series contract	1,006.284	1,616.429	1,883.768	738.945
Value Portfolio - 1.75% series contract	0.000	9.760	0.000	9.760
Value Portfolio - 1.70% series contract	1,630.733	353.845	343.015	1,641.563
Value Portfolio - 1.65% series contract *	0.000	638.430	628.671	9.759
Value Portfolio - 1.65% series contract	51,959.336	10,082.354	54,950.566	7,091.124
Value Portfolio - 1.55% series contract	0.000	694.993	2.308	692.685
Value Portfolio - 1.50% series contract	21.309	0.000	21.309	0.000
Value Portfolio - 1.45% series contract	0.000	75.470	0.000	75.470
Value Portfolio - 1.40% series contract	203,973.007	49,298.906	138,780.884	114,491.029
Value Portfolio - 1.25% series contract	0.000	1,536.694	0.000	1,536.694
Value Portfolio - 1.00% series contract	0.000	22.060	12.300	9.760
Wilshire Variable Insurance Trust:
2010 Moderate Fund - 1.70% series contract	914.082	0.000	914.082	0.000
2010 Moderate Fund - 1.65% series contract	9.792	0.000	9.792	0.000
2010 Moderate Fund - 1.40% series contract	9.791	3,979.721	3,989.512	0.000
2015 Moderate Fund - 1.75% series contract	0.000	9.920	0.000	9.920
2015 Moderate Fund - 1.70% series contract	366.702	1,230.727	14.612	1,582.817
2015 Moderate Fund - 1.65% series contract *	0.000	9.920	0.000	9.920
2015 Moderate Fund - 1.65% series contract	1,481.423	317.267	196.435	1,602.255
2015 Moderate Fund - 1.55% series contract	0.000	10.310	0.000	10.310
2015 Moderate Fund - 1.40% series contract	5,337.492	5,890.667	676.449	10,551.710
2015 Moderate Fund - 1.25% series contract	0.000	464.978	0.000	464.978
2015 Moderate Fund - 1.00% series contract	0.000	19.836	9.916	9.920
2025 Moderate Fund - 1.75% series contract	0.000	9.900	0.000	9.900
2025 Moderate Fund - 1.70% series contract	15.411	226.182	3.774	237.819
2025 Moderate Fund - 1.65% series contract *	0.000	9.900	0.000	9.900
2025 Moderate Fund - 1.65% series contract	9.793	0.000	0.210	9.583
2025 Moderate Fund - 1.55% series contract	0.000	10.290	0.000	10.290
2025 Moderate Fund - 1.40% series contract	4,252.455	1,208.257	23.943	5,436.769
2025 Moderate Fund - 1.25% series contract	0.000	135.712	14.605	121.107
2025 Moderate Fund - 1.00% series contract	0.000	19.797	9.897	9.900
2035 Moderate Fund - 1.75% series contract	0.000	9.880	0.000	9.880
2035 Moderate Fund - 1.65% series contract *	0.000	9.880	0.000	9.880
2035 Moderate Fund - 1.65% series contract	11.180	9.815	0.250	20.745
2035 Moderate Fund - 1.55% series contract	0.000	10.270	0.000	10.270
2035 Moderate Fund - 1.40% series contract	4,840.051	3,895.795	232.149	8,503.697
2035 Moderate Fund - 1.25% series contract	0.000	158.307	0.000	158.307
2035 Moderate Fund - 1.00% series contract	0.000	41.388	9.876	31.512
2045 Moderate Fund - 1.65% series contract	11.179	0.000	11.179	0.000
2045 Moderate Fund - 1.40% series contract	1,362.724	1,038.570	2,401.294	0.000

*	Unit value commencement date May 1, 2008

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2009				Year Ended December 31, 2009
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	36	$9.893130	$10.042331	$366	1.96%	1.40%	1.80%	25.99%	26.50%
Financial Services Fund	29	5.887127	6.020905	175	3.41%	1.40%	1.70%	25.26%	25.64%
Global Health Care Fund	60	13.112901	13.511580	814	0.33%	1.40%	1.80%	25.38%	25.89%
Small Cap Equity Fund	87	7.797068	8.550168	707	0.21%	1.00%	1.80%	19.10%	20.07%
AIM Variable Insurance Funds - Series II Shares:
Capital Development Fund	136	8.016716	8.147189	1,458	0.00%	1.00%	1.95%	39.22%	40.57%
Global Real Estate Fund	65	6.979837	7.093527	460	0.00%	1.00%	1.95%	28.54%	29.79%
Government Securities Fund	104	11.747773	12.014345	1,233	3.98%	1.40%	1.70%	-1.96%	-1.66%
International Growth Fund	41	8.218273	8.354808	337	2.28%	1.00%	2.00%	33.03% **	33.56%
Mid Cap Core Equity Fund	52	9.115804	9.267259	675	1.18%	1.00%	2.00%	24.74% **	28.56%
Utilities Fund	83	14.682867	14.938860	1,242	4.33%	1.40%	1.70%	12.66%	13.00%
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio	37	6.319785	6.400844	234	1.71%	1.00%	1.75%	32.01%	33.02%
American Century Variable Portfolios - Class I:
Vista Fund	110	9.840471	6.887900	1,006	0.00%	1.00%	1.80%	20.27%	21.25%
American Century Variable Portfolios - Class II:
Large Company Value Fund	60	7.697617	7.796256	527	4.45%	1.00%	1.75%	17.81%	18.71%
Mid Cap Value Fund	48	9.687193	9.811271	540	3.22%	1.00%	1.75%	27.53%	28.50%
Ultra Fund	16	8.921347	9.037277	141	0.16%	1.40%	1.65%	32.30%	32.64%
Calamos Advisors Trust:
Growth and Income Portfolio	144	9.831745	9.957634	1,389	2.53%	1.00%	1.75%	36.98%	38.03%
Davis Variable Account Fund, Inc.:
Value Portfolio	275	7.838409	7.966007	2,159	1.28%	1.00%	1.95%	28.60%	29.84%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	54	8.997699	9.112949	621	0.59%	1.00%	1.75%	31.11%	32.11%
Stock Index Fund, Inc.	906	8.060648	8.194625	10,130	1.66%	1.00%	2.00%	27.61% **	24.78%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	31	10.727576	10.895130	337	0.46%	1.40%	1.70%	54.99%	55.46%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	9	8.001784	8.104363	70	0.63%	1.00%	1.75%	32.96%	33.97%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,217	0.981785	0.997746	2,284	0.13%	1.00%	1.95%	-1.84%	-0.88%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	51	11.764922	12.122559	620	2.14%	1.40%	1.80%	20.03%	20.52%
DWS Variable Series II - Class A:
Global Thematic VIP	2	7.522745	7.619166	17	0.88%	1.00%	1.75%	41.31%	42.39%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	797	8.930171	9.098203	7,163	0.97%	0.75%	1.85%	17.31%	18.62%
Ibbotson Conservative ETF Asset Allocation Portfolio	258	9.812406	9.937960	2,553	0.85%	1.00%	1.75%	6.37%	7.19%
Ibbotson Growth ETF Asset Allocation Portfolio	1,693	8.503536	8.612471	14,406	1.02%	1.00%	1.75%	22.47%	23.40%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	494	9.387505	9.507678	4,670	1.04%	1.00%	1.75%	11.31%	12.16%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Small Cap Value Securities Fund (*)	2	12.503298	12.567145	19	0.10%	1.00%	1.75%	25.03% **	25.67%**
Franklin U.S. Government Fund	74	10.493454	10.663899	781	3.25%	1.00%	1.95%	1.09%	2.06%
Mutual Global Discovery Securities Fund (*)	7	11.871802	11.932491	85	0.45%	1.00%	1.75%	18.72% **	19.32%**
Mutual Shares Securities Fund	91	8.165325	8.300977	746	1.61%	1.00%	2.00%	24.46% **	24.79%
Templeton Foreign Securities Fund	46	8.284897	8.391002	387	2.37%	1.00%	1.75%	34.65%	35.67%
Templeton Global Bond Securities Fund (*)	10	11.216863	11.274241	112	0.35%	1.00%	1.75%	12.17% **	12.74%**
Janus Aspen Series - Service Shares:
Balanced Portfolio	244	14.806427	10.325953	3,350	2.83%	1.00%	1.80%	23.32%	24.33%
Enterprise Portfolio	62	7.892488	8.023770	757	0.00%	1.00%	2.00%	29.78% **	43.00%
INTECH Risk-Managed Core Portfolio	13	9.738535	9.738535	122	1.14%	1.40%	1.40%	20.84%	20.84%
Janus Portfolio	175	8.397398	8.536954	1,959	0.33%	1.00%	2.00%	28.57% **	34.65%
Overseas Portfolio	473	8.152962	8.288537	5,673	0.41%	1.00%	2.00%	44.23% **	77.28%
Worldwide Portfolio	14	11.021983	11.272269	153	1.22%	1.40%	1.70%	35.07%	35.48%
Neuberger Berman Advisers Management Trust - Class S:
Guardian Portfolio	147	13.422253	8.379171	1,846	1.19%	1.00%	1.80%	27.17%	28.21%
Small-Cap Growth Portfolio	19	9.898718	10.123469	193	0.00%	1.40%	1.70%	20.67%	21.04%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	99	9.988388	7.007018	953	0.00%	1.00%	1.80%	19.41%	20.38%
Capital Appreciation Fund	181	7.936138	8.068067	1,688	0.00%	1.00%	2.00%	29.75% **	42.71%
Global Securities Fund	98	16.564900	8.629610	1,424	1.72%	1.00%	1.80%	36.85%	37.96%
Main Street Fund	96	9.377848	8.212236	899	1.45%	1.00%	1.80%	25.69%	26.72%
Main Street Small Cap Fund	125	8.738019	8.883329	1,785	0.56%	1.00%	2.00%	25.34% **	35.51%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	78	10.218999	10.388554	1,113	9.46%	1.00%	2.00%	29.88% **	39.03%
Real Return Portfolio	380	10.319650	10.487255	4,913	3.00%	1.00%	1.95%	16.09%	17.21%
Total Return Portfolio	457	11.155822	11.340888	5,827	5.02%	1.00%	2.00%	8.19% **	12.93%
Rydex Variable Trust:
All-Cap Opportunity Fund	56	13.533244	13.840415	771	0.09%	1.40%	1.70%	25.13%	25.51%
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	83	9.837953	10.001181	930	9.09%	1.00%	2.00%	6.45% **	8.55%
Mid Cap Growth Portfolio	35	9.079173	8.681640	307	0.00%	1.00%	1.80%	54.82%	56.08%
U.S. Mid Cap Value Portfolio	125	16.392156	8.438627	1,863	1.12%	1.00%	1.80%	36.70%	37.81%
U.S. Real Estate Portfolio	157	16.740693	17.249879	2,711	2.72%	1.40%	1.80%	26.04%	26.56%
Value Portfolio	156	8.667418	8.811471	2,015	3.20%	1.00%	2.00%	31.20% **	29.69%
Wilshire Variable Insurance Trust:
2015 ETF Fund	25	9.196467	9.314180	221	3.96%	1.00%	1.75%	18.26%	19.16%
2025 ETF Fund	9	8.808543	8.921314	76	2.44%	1.00%	1.75%	18.35%	19.26%
2035 ETF Fund	13	8.371790	8.479013	103	1.26%	1.00%	1.75%	18.77%	19.68%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from May 1, 2009 (commencement of operations) to December 31, 2009.

(**)	Return data from May 1, 2009 (commencement of operations) to December 31, 2009.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2008				Year Ended December 31, 2008
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	32	$7.852466	$7.938572	$251	2.12%	1.40%	1.80%	-31.40%		-31.12%
Financial Services Fund	23	4.699865	4.792030	112	2.86%	1.40%	1.70%	-60.14%		-60.02%
Global Health Care Fund	66	10.458720	10.733033	707	0.00%	1.40%	1.80%	-29.91%		-29.62%
Small Cap Equity Fund	63	6.546427	7.120692	421	0.00%	1.00%	1.80%	-32.55%		-28.79	%*
AIM Variable Insurance Funds - Series II Shares:
Capital Development Fund	72	5.758201	5.795762	661	0.00%	1.00%	1.95%	-42.42%	*	-42.04	%*
Global Real Estate Fund (**)	16	5.429994	5.465460	87	10.88%	1.00%	1.95%	-45.70%	*	-45.35	%*
Government Securities Fund	139	11.904572	12.216679	1,677	5.16%	1.40%	1.80%	9.96%		10.41%
International Growth Fund (**)	0	6.223396	6.255352	1	0.93%	1.00%	1.75%	-37.77%	*	-37.45	%*
Mid Cap Core Equity Fund	30	7.171892	7.208720	351	1.45%	1.00%	1.75%	-28.28%	*	-27.91	%*
Utilities Fund	84	13.033041	13.219963	1,104	2.13%	1.40%	1.70%	-33.66%		-33.46%
AllianceBernstein Variable Products Series Fund, Inc. - Class B Shares:
International Value Portfolio (**)	6	4.787477	4.812121	27	0.00%	1.00%	1.75%	-52.13%	*	-51.88	%*
American Century Variable Portfolios - Class I:
Vista Fund	76	8.182309	5.680969	602	0.00%	1.00%	1.80%	-49.55%		-43.19	%*
American Century Variable Portfolios - Class II:
Large Company Value Fund	49	6.533709	6.567284	376	2.32%	1.00%	1.75%	-34.66%	*	-34.33	%*
Mid Cap Value Fund	25	9.475791	7.635021	238	0.06%	1.00%	1.80%	-25.87%		-23.65	%*
Ultra Fund	14	6.743089	6.813422	96	0.00%	1.40%	1.65%	-42.61%		-42.47%
Calamos Advisors Trust:
Growth and Income Portfolio	158	6.960236	7.214261	1,111	1.71%	1.00%	1.80%	-32.97%		-27.86	%*
Davis Variable Account Fund, Inc.:
Value Portfolio	77	6.095247	6.135020	461	2.23%	1.00%	1.95%	-39.05%	*	-38.65	%*
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	47	6.862957	6.898203	421	0.44%	1.00%	1.75%	-31.37%	*	-31.02	%*
Stock Index Fund, Inc.	617	6.524462	6.567000	5,996	1.70%	1.00%	1.95%	-34.76%	*	-34.33	%*
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	24	6.921463	7.008211	170	0.00%	1.40%	1.70%	-42.19%		-42.01%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio	4	6.018251	6.049206	24	0.55%	1.00%	1.75%	-39.82%	*	-39.51	%*
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	2,140	1.000203	1.006613	2,253	1.75%	1.00%	1.95%	0.02%	*	0.66	%*
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	48	9.801722	10.058744	476	1.71%	1.40%	1.80%	-30.99%		-30.71%
DWS Variable Series II - Class A:
Global Thematic VIP (**)	1	5.323694	5.351076	3	0.00%	1.00%	1.75%	-46.76%	*	-46.49	%*
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	357	7.617803	7.669871	2,720	0.16%	0.75%	1.75%	-23.82%	*	-23.30	%*
Ibbotson Conservative ETF Asset Allocation Portfolio	101	9.507629	9.271650	941	0.00%	1.00%	1.80%	-7.73%		-7.28	%*
Ibbotson Growth ETF Asset Allocation Portfolio	523	6.943526	6.979180	3,593	0.20%	1.00%	1.75%	-30.56%	*	-30.21	%*
Ibbotson Income and Growth ETF Asset Allocation Portfolio	143	8.433410	8.476642	1,211	0.00%	1.00%	1.75%	-15.67%	*	-15.23	%*
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin U.S. Government Fund (**)	10	10.380789	10.448171	105	0.05%	1.00%	1.95%	3.81%	*	4.48	%*
Mutual Shares Securities Fund (**)	29	6.618078	6.652059	190	0.10%	1.00%	1.75%	-33.82%	*	-33.48	%*
Templeton Foreign Securities Fund	36	6.153120	6.184704	228	3.41%	1.00%	1.75%	-38.47%	*	-38.15	%*
Janus Aspen Series - Service Shares:
Balanced Portfolio	179	12.006206	8.305469	2,150	2.47%	1.00%	1.80%	-17.58%		-16.95	%*
INTECH Risk-Managed Core Portfolio	11	8.059097	8.059097	90	0.79%	1.40%	1.40%	-37.14%		-37.14%
International Growth Portfolio	215	4.644991	4.675330	1,845	2.53%	1.00%	1.95%	-53.55%	*	-53.25	%*
Large Cap Growth Portfolio	74	6.307491	6.339912	648	0.65%	1.00%	1.75%	-36.93%	*	-36.60	%*
Mid Cap Growth Portfolio	33	12.235497	5.611013	325	0.07%	1.00%	1.80%	-44.87%		-43.89	%*
Worldwide Growth Portfolio	14	8.160287	8.320213	113	1.01%	1.40%	1.70%	-45.75%		-45.58%
Neuberger Berman Advisors Management Trust - Class S:
Guardian Portfolio	98	10.554314	6.535544	1,030	0.00%	1.00%	1.80%	-38.50%		-34.64	%*
Small-Cap Growth Portfolio	20	8.203333	8.364074	166	0.74%	1.40%	1.70%	-40.51%		-40.33%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	81	8.364761	5.820592	676	2.86%	1.00%	1.80%	-44.64%		-41.79	%*
Capital Appreciation Fund	64	5.616786	5.653452	509	0.00%	1.00%	1.95%	-43.83%	*	-43.47	%*
Global Securities Fund	74	12.104769	6.255104	844	1.24%	1.00%	1.80%	-41.41%		-37.45	%*
Main Street Fund	74	7.461033	6.480853	562	1.25%	1.00%	1.80%	-39.74%		-35.19	%*
Main Street Small Cap Fund	93	11.273235	6.555295	1,052	0.28%	1.00%	1.80%	-39.13%		-34.45	%*
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	52	7.434006	7.472104	618	8.44%	1.00%	1.75%	-25.66%	*	-25.28	%*
Real Return Portfolio	309	8.889573	8.947331	3,655	4.12%	1.00%	1.95%	-11.10%	*	-10.53	%*
Total Return Portfolio	282	9.977449	10.042223	3,511	5.31%	1.00%	1.95%	-0.23%	*	0.42	%*
Rydex Variable Trust:
Sector Rotation Fund	53	10.815258	11.027126	581	0.00%	1.40%	1.70%	-41.75%		-41.57%
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	83	9.166620	9.213551	873	8.31%	1.00%	1.75%	-8.33%	*	-7.86	%*
Mid Cap Growth Portfolio	15	5.533710	5.562187	87	1.15%	1.00%	1.75%	-44.66%	*	-44.38	%*
U.S. Mid Cap Value Portfolio	97	6.091834	6.123166	1,159	0.72%	1.00%	1.75%	-39.08%	*	-38.77	%*
U.S. Real Estate Portfolio	175	13.281890	13.630311	2,379	3.10%	1.40%	1.80%	-39.02%		-38.77%
Value Portfolio	126	10.257999	6.794399	1,319	2.38%	1.00%	1.80%	-37.01%		-32.06	%*
Wilshire Variable Insurance Trust:
2015 Moderate Fund	14	7.776667	7.816555	106	2.34%	1.00%	1.75%	-22.23%	*	-21.83	%*
2025 Moderate Fund	6	7.442562	7.480747	41	2.49%	1.00%	1.75%	-25.57%	*	-25.19	%*
2035 Moderate Fund	9	7.048757	7.084940	57	1.91%	1.00%	1.75%	-29.51%	*	-29.15	%*

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Return data from May 1, 2008 (commencement of operations) to December 31, 2008.

(**)	Period from May 1, 2008 (commencement of operations) to December 31, 2008.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2007				Year Ended December 31, 2007
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	36	$11.447537	$11.525903	$414	1.24%	1.40%	1.80%	6.16%	6.60%
Financial Services Fund	21	11.790535	11.984818	247	1.90%	1.40%	1.70%	-23.55%	-23.31%
Global Health Care Fund	87	14.921861	15.250844	1,327	0.00%	1.40%	1.80%	9.83%	10.28%
Small Cap Equity Fund (**)	43	9.705946	9.732791	414	0.08%	1.40%	1.80%	-2.94%	-2.67%
AIM Variable Insurance Funds - Series II Shares:
Capital Development Fund	75	18.552248	18.961204	1,421	0.00%	1.40%	1.80%	8.55%	8.99%
Government Securities Fund	45	10.885526	11.064895	494	4.39%	1.40%	1.70%	4.29%	4.61%
Mid Cap Core Equity Fund	26	17.043674	17.324473	456	0.06%	1.40%	1.70%	7.42%	7.75%
Utilities Fund	114	19.573671	19.867972	2,254	2.22%	1.40%	1.80%	18.15%	18.63%
American Century Variable Portfolios - Class I:
Vista Fund	64	16.219699	16.424171	1,043	0.00%	1.40%	1.80%	37.25%	37.81%
American Century Variable Portfolios - Class II:
Large Company Value Fund	74	12.297133	12.393735	921	0.26%	1.40%	1.65%	-2.98%	-2.74%
Mid Cap Value Fund	23	12.843559	12.944432	291	0.59%	1.40%	1.65%	-4.04%	-3.80%
Ultra Fund	6	11.750498	11.842813	72	0.00%	1.40%	1.65%	18.84%	19.14%
Calamos Advisors Trust:
Growth and Income Portfolio (*)	19	10.390856	10.412111	201	0.90%	1.40%	1.70%	3.91%	4.12%
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	10	9.915583	9.935864	101	2.13%	1.40%	1.70%	-0.84%	-0.64%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	41	13.886525	14.115350	575	0.26%	1.40%	1.70%	5.66%	5.98%
Stock Index Fund, Inc.	731	15.704157	16.050344	11,725	1.58%	1.40%	1.80%	3.09%	3.51%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	22	11.972196	12.085181	272	0.00%	1.40%	1.70%	12.76%	13.11%
Dreyfus Investment Portfolios - Service Shares:
MidCap Stock Portfolio (*)	1	9.282133	9.297957	13	0.00%	1.40%	1.65%	-7.18%	-7.02%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	300	1.040491	1.062268	317	4.24%	1.40%	1.80%	2.89%	3.24%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	51	14.203655	14.516747	739	1.37%	1.40%	1.80%	4.92%	5.35%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	31	10.073382	10.093988	317	0.00%	1.40%	1.70%	0.73%	0.94%
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	7	10.310689	10.331779	69	0.00%	1.40%	1.70%	3.11%	3.32%
Ibbotson Growth ETF Asset Allocation Portfolio (*)	34	9.974504	9.994910	339	0.00%	1.40%	1.70%	-0.25%	-0.05%
Ibbotson Income and Growth ETF Asset Allocation Portfolio (*)	12	10.172244	10.193054	119	0.00%	1.40%	1.70%	1.72%	1.93%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund (*)	42	10.654555	10.683643	445	0.01%	1.40%	1.80%	6.55%	6.84%
Janus Aspen Series - Service Shares:
Balanced Portfolio	174	14.566355	14.887467	2,583	2.35%	1.40%	1.80%	8.29%	8.73%
INTECH Risk-Managed Core Portfolio	8	12.720488	12.820413	108	0.54%	1.40%	1.65%	4.37%	4.64%
International Growth Portfolio	105	24.479230	24.787670	2,589	0.48%	1.40%	1.80%	25.70%	26.22%
Large Cap Growth Portfolio	45	15.746602	16.093765	723	0.62%	1.40%	1.80%	12.72%	13.18%
Mid Cap Growth Portfolio	23	22.195241	22.684432	526	0.07%	1.40%	1.80%	19.54%	20.03%
Worldwide Growth Portfolio	14	15.042227	15.290105	210	0.59%	1.40%	1.70%	7.50%	7.82%
Neuberger Berman Advisors Management Trust - Class S:
Fasciano Portfolio	18	13.788830	14.016051	248	0.00%	1.40%	1.70%	-1.20%	-0.90%
Guardian Portfolio	49	17.160312	17.538603	857	0.29%	1.40%	1.80%	5.20%	5.63%
Oppenheimer Variable Account Funds - Service Shares:
Balanced Fund	74	15.108425	15.441489	1,135	2.33%	1.40%	1.80%	1.61%	2.03%
Capital Appreciation Fund	47	16.049263	16.403071	759	0.01%	1.40%	1.80%	11.80%	12.26%
Global Securities Fund	66	20.660063	21.115403	1,386	1.06%	1.40%	1.80%	4.16%	4.59%
Main Street Fund	64	12.380440	12.536531	804	0.68%	1.40%	1.80%	2.27%	2.69%
Main Street Small Cap Fund	85	18.518740	18.926901	1,604	0.15%	1.40%	1.80%	-3.18%	-2.78%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	68	15.787991	16.136017	1,093	7.20%	1.40%	1.80%	1.64%	2.06%
Real Return Portfolio	267	13.144768	13.434606	3,573	4.54%	1.40%	1.80%	8.66%	9.11%
Total Return Portfolio	257	12.177148	12.445605	3,187	3.35%	1.40%	1.80%	6.79%	7.23%
Rydex Variable Trust:
Sector Rotation Fund	64	18.566282	18.872120	1,212	0.00%	1.40%	1.70%	20.65%	21.02%
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	41	11.688802	11.946516	494	3.78%	1.40%	1.80%	3.54%	3.97%
Mid Cap Growth Portfolio (*)	12	11.226671	11.249638	135	0.00%	1.40%	1.70%	12.27%	12.50%
U.S. Mid Cap Value Portfolio	143	20.800124	21.258576	3,034	0.71%	1.40%	1.80%	5.89%	6.33%
U.S. Real Estate Portfolio	311	21.780726	22.260722	6,903	1.40%	1.40%	1.80%	-18.57%	-18.24%
Value Portfolio	259	16.286261	16.645229	4,292	2.38%	1.40%	1.80%	-4.82%	-4.43%
Wilshire Variable Insurance Trust:
2015 Moderate Fund (*)	7	9.987179	10.007599	72	0.86%	1.40%	1.70%	-0.13%	0.08%
2025 Moderate Fund (*)	4	9.950280	9.970642	43	0.61%	1.40%	1.70%	-0.50%	-0.29%
2035 Moderate Fund (*)	5	9.904116	9.921001	48	0.07%	1.40%	1.65%	-0.96%	-0.79%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from May 01, 2007 (commencement of operations) to December 31, 2007.

(**)	Period from April 30, 2007 (commencement of operations) to December 31, 2007.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2006				Year Ended December 31, 2006
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc. - Series I Shares:
Core Equity Fund (*)	30	$10.783238	$10.812798	$329	1.06%	1.40%	1.80%	7.83%	8.13%
Financial Services Fund	19	15.421877	15.628052	299	1.90%	1.40%	1.70%	14.47%	14.82%
Global Health Care Fund	91	13.586178	13.829114	1,257	0.00%	1.40%	1.80%	3.35%	3.76%
AIM Variable Investment Funds, Inc. - Series II Shares:
Capital Development Fund	63	17.091462	17.397009	1,097	0.00%	1.40%	1.80%	14.17%	14.63%
Government Securities Fund	31	10.437538	10.577119	323	4.07%	1.40%	1.70%	1.53%	1.84%
Mid Cap Core Equity Fund	22	15.866901	16.079023	354	0.83%	1.40%	1.70%	9.10%	9.43%
Utilities Fund	94	16.567229	16.747843	1,568	5.35%	1.40%	1.80%	23.00%	23.50%
American Century Variable Portfolios - Class I:
Vista Fund	38	11.818046	11.918299	451	0.00%	1.40%	1.80%	7.05%	7.48%
American Century Variable Portfolios - Class II:
Large Company Value Fund	30	12.675321	12.742340	382	0.01%	1.40%	1.65%	17.81%	18.11%
Mid Cap Value Fund	17	13.384899	13.455651	227	0.57%	1.40%	1.65%	18.25%	18.55%
Ultra Fund	6	9.887850	9.940157	56	0.00%	1.40%	1.65%	-4.98%	-4.74%
Dreyfus Variable Investment Funds - Initial Shares:
Money Market Portfolio	197	1.015829	1.028959	202	6.29%	1.40%	1.70%	2.80%	3.07%
Dreyfus Variable Investment Funds - Service Shares:
Appreciation Portfolio	51	13.537833	13.779847	699	1.30%	1.40%	1.80%	14.12%	14.58%
Dreyfus Investment Porfolios - Initial Shares:
Technology Growth Portfolio	17	10.616963	10.684409	183	0.00%	1.40%	1.70%	2.54%	2.85%
Dreyfus Funds - Service Shares:
Socially Responsible Growth Fund, Inc.	33	13.143017	13.318763	442	0.00%	1.40%	1.70%	7.11%	7.44%
Stock Index Fund, Inc.	640	15.233256	15.505594	9,909	1.34%	1.40%	1.80%	13.14%	13.60%
Janus Aspen Series - Service Shares:
Balanced Portfolio	165	13.451049	13.691550	2,248	1.96%	1.40%	1.80%	8.43%	8.87%
INTECH Risk-Managed Core Portfolio	6	12.252057	12.252057	79	0.13%	1.40%	1.40%	9.22%	9.22%
International Growth Portfolio	48	19.473934	19.638980	939	2.10%	1.40%	1.80%	44.00%	44.58%
Large Cap Growth Portfolio	37	14.031747	14.219388	524	0.30%	1.40%	1.70%	9.25%	9.58%
Mid Cap Growth Portfolio	15	18.567217	18.899114	286	0.00%	1.40%	1.80%	11.27%	11.72%
Worldwide Growth Portfolio	14	13.993415	14.180534	195	1.58%	1.40%	1.70%	15.94%	16.29%
Neuberger Berman Advisors Management Trust - Class S:
Fasciano Portfolio	15	13.956819	14.143428	217	0.00%	1.40%	1.70%	3.47%	3.78%
Guardian Portfolio	40	16.311990	16.603619	671	0.79%	1.40%	1.80%	10.99%	11.44%
Oppenheimer Variable Account Funds - Service Shares:
Capital Appreciation Fund	43	14.355500	14.612162	624	0.20%	1.40%	1.80%	5.75%	6.18%
Global Securities Fund	60	19.834686	20.189203	1,213	0.72%	1.40%	1.80%	15.26%	15.73%
Main Street Fund	41	12.106004	12.208666	494	0.87%	1.40%	1.80%	12.70%	13.16%
Main Street Small Cap Fund	67	19.126318	19.468156	1,292	0.02%	1.40%	1.80%	12.60%	13.06%
Balanced Fund	69	14.868562	15.134385	1,035	1.78%	1.40%	1.80%	8.87%	9.31%
PIMCO Variable Insurance Trust - Administrative Class:
High Yield Portfolio	72	15.533337	15.811034	1,129	6.58%	1.40%	1.80%	7.15%	7.58%
Real Return Portfolio	340	12.096736	12.313079	4,181	4.04%	1.40%	1.80%	-1.09%	-0.69%
Total Return Portfolio	122	11.402411	11.606305	1,407	4.37%	1.40%	1.80%	1.99%	2.40%
Rydex Variable Trust:
Sector Rotation Fund	32	15.388692	15.594396	503	0.00%	1.40%	1.70%	9.50%	9.83%
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	41	11.288643	11.490517	475	4.51%	1.40%	1.80%	1.87%	2.28%
U.S. Mid Cap Value Portfolio	131	19.642628	19.993732	2,620	0.37%	1.40%	1.80%	18.53%	19.01%
U.S. Real Estate Portfolio	318	26.748592	27.226536	8,636	1.12%	1.40%	1.80%	35.57%	36.12%
Value Portfolio	199	17.111139	17.416985	3,465	1.68%	1.40%	1.80%	14.79%	15.26%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2005				Year Ended December 31, 2005
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc.:
Capital Development Fund - Series II	13	$15.04725	$15.17636	$199	0.00%	1.40%	1.65%	7.47%	7.74%
Financial Services Fund	12	13.47258	13.61132	160	1.46%	1.40%	1.70%	4.11%	4.43%
Government Securities Fund - Series II	25	10.24532	10.38636	261	3.46%	1.40%	1.80%	-0.41%	-0.01%
Global Health Care Fund	35	13.14643	13.32738	461	0.00%	1.40%	1.80%	6.21%	6.64%
Mid Cap Core Equity Fund - Series II	15	14.54341	14.69318	224	0.33%	1.40%	1.70%	5.45%	5.77%
Utilities Fund - Series II	16	13.49185	13.56071	222	3.06%	1.40%	1.70%	14.58%	14.92%
American Century Investments:
Large Company Value - Class II	5	10.75907	10.78865	49	3.82%	1.40%	1.65%	3.85%	4.12%
Mid Cap Value - Class II	12	11.31933	11.35042	134	1.22%	1.40%	1.65%	7.51%	7.78%
Ultra - Class II	6	10.40590	10.43449	60	0.00%	1.40%	1.65%	0.30%	0.55%
Vista - Class I	5	11.05799	11.08836	53	0.00%	1.40%	1.65%	6.36%	6.63%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio - Service Shares	45	11.86261	12.02588	536	0.00%	1.40%	1.80%	2.25%	2.66%
Money Market Portfolio	175	0.98462	0.99835	175	2.88%	1.40%	1.80%	0.82%	1.22%
Technology Growth	0	10.38805	10.38805	5	0.00%	1.40%	1.40%	2.34%	2.34%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc. - Service Shares	22	12.27048	12.39687	275	0.00%	1.40%	1.70%	1.60%	1.91%
Stock Index Fund - Service Shares	588	13.46421	13.64952	8,022	1.43%	1.40%	1.80%	2.56%	2.98%
Janus Aspen Series - Service Shares:
Balanced Portfolio - Service Shares	158	12.40490	12.57566	1,978	2.20%	1.40%	1.80%	5.73%	6.16%
Growth Portfolio - Service Shares	28	12.84382	12.97612	362	0.13%	1.40%	1.70%	2.25%	2.56%
International Growth Portfolio - Service Shares	9	13.52370	13.58322	128	1.28%	1.40%	1.80%	29.57%	30.10%
Mid Cap Growth Portfolio - Service Shares	11	16.68643	16.91603	182	0.00%	1.40%	1.80%	10.02%	10.46%
Risk-Managed Core Portfolio - Service Shares	5	11.21756	11.21756	52	11.06%	1.40%	1.40%	9.36%	9.36%
Worldwide Growth Portfolio - Service Shares	13	12.06976	12.19410	159	1.03%	1.40%	1.70%	3.78%	4.09%
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio - Class S	14	13.48916	13.62805	184	0.00%	1.40%	1.70%	1.15%	1.46%
AMT Guardian Portfolio - Class S	20	14.69689	14.89917	290	0.00%	1.40%	1.80%	6.21%	6.64%
Oppenheimer Variable Account Funds:
Capital Appreciation - VA Service Class	44	13.52875	13.76189	599	0.63%	1.40%	1.90%	2.88%	3.40%
Global Securities - VA Service Class	39	17.15011	17.44560	686	0.60%	1.40%	1.90%	11.90%	12.47%
Main Street Fund - VA Service Class	25	10.73011	10.78925	266	0.29%	1.40%	1.90%	3.74%	4.26%
Main Street Small Cap - VA Service Class	49	16.92795	17.21955	842	0.00%	1.40%	1.90%	7.64%	8.18%
Balanced Fund - VA Service Class	58	13.65749	13.84547	794	1.34%	1.40%	1.80%	1.81%	2.22%
PIMCO Variable Insurance Trust:
High Yield Portfolio - Administrative Class	66	14.54697	14.69680	969	6.23%	1.40%	1.70%	2.36%	2.67%
Real Return Portfolio - Administrative Class	392	12.23036	12.39874	4,854	2.77%	1.40%	1.80%	0.27%	0.67%
Total Return Portfolio - Administrative Class	118	11.18032	11.33423	1,330	3.22%	1.40%	1.80%	0.61%	1.02%
Rydex Variable Trust:
Sector Rotation Fund	18	14.00591	14.19861	258	0.00%	1.40%	1.80%	11.67%	12.12%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	41	11.08156	11.23413	463	3.75%	1.40%	1.80%	2.34%	2.76%
Mid Cap Value Portfolio	33	16.51500	16.79957	545	0.30%	1.40%	1.90%	10.18%	10.74%
U.S. Real Estate Portfolio	179	19.73048	20.00194	3,569	1.20%	1.40%	1.80%	14.95%	15.42%
Value Portfolio	88	14.90613	15.11124	1,330	1.24%	1.40%	1.80%	2.69%	3.10%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 8, 2005 (commencement of operations) to December 31, 2005.

PART C
Other Information

Note:	This Part C contains information related to The Commodore Helmsman® Variable Contract (File No. 333-88300), and Annuity Investors Variable Account C.
Item 24 Financial Statements and Exhibits
(a)	Financial Statements

All required Financial Statements are included in Part A or B of this Registration Statement.

(b)	Exhibits
     (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors ® Variable Account C. 6/
     (2) Not Applicable.
     (3) (a) Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisors ® , Inc. 6/
          (b) Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors ® , Inc. and another Broker-Dealer. 6/
     (4) Individual and Group Contract Forms, Endorsements and Riders.
          (a) Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 6/
          (b) Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 6/
          (c) Form of Guaranteed Minimum Income Benefit Endorsement to Non-Qualified Individual Contract. 6/
          (d) Form of Guaranteed Minimum Income Benefit Endorsement to Qualified Individual Contract. 6/
          (e) Form of Enhanced Death Benefit Rider to Individual Contract. 6/
          (f) Form of Earnings Enhancement Benefit Rider to Individual Contract. 6/
          (g) Form of Loan Endorsement to Individual Contract. 6/
          (h) Form of Tax Sheltered Annuity Endorsement to Individual Contract. 6/

1

          (i) Form of Qualified Pension Profit Sharing and Annuity Plan Endorsement to Individual Contract. 6/
          (j) Form of Employer Plan Endorsement to Individual Contract. 6/
          (k) Form of Individual Retirement Annuity Endorsement to Individual Contract. 6/
          (l) Form of Texas Optional Retirement Program Endorsement to Individual Contract. 6/
          (m) Form of Long-Term Care Waiver Rider to Individual Contract. 6/
          (n) Form of SIMPLE IRA Endorsement to Individual Contract. 6/
          (o) Form of Roth IRA Endorsement to Qualified Individual Contract. 6/
          (p) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 6/
          (q) Form of Unisex Endorsement to Non-Qualified Individual Contract. 6/
          (r) Form of Unisex Endorsement to Qualified Individual Contract. 6/
          (s) Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity. 9/
          (t) Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity. 9/
          (u) Form of Loan Restriction Endorsement to Individual Contract. 13/
          (v) Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307). 15/
          (w) Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507). 15/
          (x) Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707). 15/
          (y) Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907). 15/
          (z) Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807). 15/

          (aa) Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Contract (R2011007). 15/
     (5) Applications.
          (a) Form of Application for Individual Flexible Premium Deferred Annuity Contract — Order Ticket used in lieu thereof . 6/
     (6) (a) Articles of Incorporation of Annuity Investors Life Insurance Company®. 2/
          (b) Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 3/
          (c) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 3/
          (d) Code of Regulations of Annuity Investors Life Insurance Company®. 5/
     (7) Not Applicable.
     (8) Other Material Contracts.
     (a) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) 3/
     (b) Agreement between AAG Securities Inc. (n/k/a Great American Advisors®, Inc. and AAG Insurance Agency, Inc.) 3/
     (c) Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) 3/
     (d) AIM Variable Insurance Funds: Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company®, AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/
          (i) AIM Variable Insurance Funds: Amendment effective July 1, 2002, to Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company ®, AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/
          (ii) AIM Variable Insurance Funds: Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company ® , and Great American Advisors ® , and Great American Advisors ® , Inc. 13/
     (e) AIM: Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company® and AIM Advisors, Inc. 6/
     (f) AIM Variable Insurance Funds: Agreement with Respect to Trademarks and Fund Names dated April 4, 2001, between Annuity Investors Life Insurance Company ® , Great American Advisors, Inc., AIM Management Group, Inc. and AIM Variable Insurance Funds. 6/

     (g) AIM: Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 6/
     (h) Dreyfus: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and Dreyfus Service Corporation. 6/
     (i) Dreyfus: Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company ® . 3/
          (i) Dreyfus: Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company ® . 6/
          (ii) Dreyfus: Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company. ® 13/
     (j) Dreyfus Stock Index Fund: Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company® and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). 3/
          (i) Dreyfus Stock Index Fund: Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company ® and Dreyfus Life And Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund). 6/
     (k) Dreyfus Socially Responsible Growth Fund: Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 3/
          (i) Dreyfus Socially Responsible Growth Fund: Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company ® and The Dreyfus Socially Responsible Growth Fund, Inc. 6/
     (l) Dreyfus Variable Investment Fund: Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 3/
          (i) Dreyfus Variable Investment Fund: Amendment dated July 1 2002, to Fund Participation Agreement dated November 21, 1995 among Annuity Investors Life Insurance Company ® and Dreyfus Variable Investment Fund. 6/
          (ii) Dreyfus Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement (Dreyfus). 16/
     (m) INVESCO Variable Investment Funds: Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company®, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 3/
          (i) INVESCO Variable Investment Funds: Amendment effective May 1, 2001, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company ® , INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 6/
          (ii) INVESCO Variable Investment Funds: Amendment dated October 31, 2001 to Participation Agreement by and between Annuity Investors Life Insurance Company ® , INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 10/

          (iii) INVESCO Variable Investment Funds: Amendment effective July 1, 2002, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company ® , INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 6/
     (n) INVESCO: Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company® and INVESCO Funds Group, Inc. 4/
          (i) INVESCO: Amendment dated July 1, 2002, to Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company ® and INVESCO Funds Group, Inc. 6/
     (o) Janus Aspen Series: Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company ®         . 6/
          (i) Janus Aspen Series: Amendment dated July 1, 2002, to Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company ® . 6/
          (ii) Janus Aspen Series: Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company. 14/
          (iii) Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 17/
     (p) Janus: Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company ® and Janus Distributors, Inc. 6/
     (q) Neuberger Berman Advisers Management Trust: Fund Participation Agreement dated July 1, 2002, among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and Annuity Investors Life Insurance Company ® . 6/
     (r) Neuberger Berman: Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company ® . 6/
     (s) Oppenheimer Variable Account Funds: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. 6/
     (t) Oppenheimer: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and Oppenheimer Funds, Inc. 6/
     (u) PBHG Insurance Series Fund: Fund Participation Agreement dated May 1, 1997, among the PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd., and Annuity Investors Life Insurance Company ® . 3/
          (i) PBHG Insurance Series Fund: Amendment Number 1 dated as of May 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd., and Annuity Investors Life Insurance Company ® . 6/
          (ii) PBHG Insurance Series Fund: Amendment Number 2 dated as of July 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd., and Annuity Investors Life Insurance Company ® . 6/
          (iii) PBHG Insurance Series Fund: Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter &

Associates, Ltd. and Annuity Investors Life Insurance Company ® . 10/
      (v) Pilgrim Baxter: Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company ® . 6/
      (w) Pilgrim Baxter: Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company ® . 6/
     (x) PIMCO: Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company ® . 6/
      (y) PIMCO Variable Insurance Trust: Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company ® . 6/
     (z) Rydex Variable Trust: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, Rydex Variable Trust, and Rydex Distributors, Inc. 6/
     (aa) Rydex: Investor Services Agreement dated July 1, 2002, between Rydex Distributors, Inc. and Annuity Investors Life Insurance Company ® . 6/
     (bb) Van Kampen Universal Institutional Funds: Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company®, Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). 3/
          (i) Van Kampen Universal Institutional Funds: Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company ® , Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). 6/
          (ii) Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007 to Participation Agreement (Van Kampen). 16/
          (iii) Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 17/
     (cc) Van Kampen: Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP. 6/
     (dd) INVESCO Variable Investment Funds: Amendment to Amended and Restated Fund Participation Agreement effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company ® , INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 10/
     (ee) PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company ® , PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 13/

     (ff) American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company ® and American Century Investment Services, Inc. 13/
          (i) American Century: Novation Agreement by and among American Century Services, Inc., and Annuity Investors Life Insurance Company® effective as of February 16, 2010 with respect to Shareholder Services Agreement. 19/
     (gg) Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 11/
     (hh) PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement. 14/
     (ii) Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 16/
          (i) Davis Variable Account Fund: Amendment dated as of May 5, 2008 to Participation Agreement. 17/
     (jj) Franklin Templeton Variable Insurance Products: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 16/
          (i) Franklin Templeton: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 17/
     (kk) FIVIT Ibbotson: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 16/
     (ll) Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 18/
     (mm) Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 16/
          (i) Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 17/
     (nn) AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 17/
     (oo) AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 17/
          (i) AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 17/
     (pp) Calamos: Administrative Services Agreement between Calamos Advisors LLC and

Annuity Investors Life Insurance Company dated as of May 1, 2007. 17/
     (qq) Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 17/
     (rr) Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006.17/
     (ss) DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 17/
     (tt) DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May1, 2008. 17/
          (i) Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement.19/
     (uu) DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 17/
     (vv) FIVIT Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 17/
     (ww) Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 17/
     (xx) Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 17/
     (yy) Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 17/
     (zz) PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 17/
     (aaa) Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 17/
     (bbb) Alliance Berstein Variable Products Series Fund: Participation Agreement among Annuity Investors Life Insurance Company, Great American Advisors, inc., AllianceBerstein Investments, Inc. and AllianceBerstein Variable Products Series Fund, Inc. dated as of May 1, 2008. 17/
      (ccc) American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 26, 2006. 17/
     (ddd) Neuberger Berman: Rule 22c-2 Shareholder Information Agreement between

Neuberger Berman Management Inc. and Annuity Investors Life Insurance Comopany dated as of March 15, 2007. 17/
     (eee) AllianceBerstein: Administration Services Agreement between Annuity Investors Life Insurance Company and AllianceBerstein Investments, Inc. dated as of May 1, 2008. 18/
          (9) Opinion and Consent of Counsel. 6/
          (10) Consent of Independent Registered Public Accounting Firm. 20/
          (11) Not Applicable.
          (12) Not Applicable.
          (99) Powers of Attorney. 20/
1/ [text intentionally deleted]
2/ Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on December 23, 1996.
3/ Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.
4/ Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 29, 1998.
5/ Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, on November 17, 1998.
6/ Filed with and incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on July 25, 2002.
7/ [text intentionally deleted]
8/ [text intentionally deleted]
9/ Filed with and incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on February 27, 2004.
10/ Filed with and incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on April 30, 2004.
11/ Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299, on or about April 27, 2005.

12/ [text intentionally deleted]
13/ Filed with and incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on or about May 3, 2005.
14/ Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 28, 2006.
15/ Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on May 1, 2007.
16/ Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on or about May 10, 2007.
17/ Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, on or about April 30, 2009.
18/ Incorporated by reference to Post-Effective Amendment No. 2, filed on behalf of Annuity Investors Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095 on or about February 16, 2010.
19/ Incorporated by reference to Post-Effective Amendment No. 3, filed on behalf of Annuity Investors Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095 on or about April 30, 2010.
20/ Filed herewith.

Item 25. Directors and Officers of Annuity Investors Life Insurance Company

	Principal
	Business
Name	Address	Positions and Offices With the Company

Stephen Craig Lindner	(1)	Director
Christopher P. Miliano	(1)	Director
Mark Francis Muething	(1)	Director and Executive Vice President & Secretary
Michael J. Prager	(1)	Director
Charles R. Scheper	(1)	Director and President & Chief Executive Officer
Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer
John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer
Mathew Dutkiewicz	(1)	Senior Vice President
Michael C. Frings	(1)	Senior Vice President
Adrienne Kessling	(1)	Senior Vice President-Operations
Catherine A. Crume	(1)	Vice President
James L. Henderson	(1)	Vice President
Dale Herr	(1)	Vice President
Brian Sponaugle	(1)	Vice President
Richard Crago	(1)	Assistant Vice President & Appointed Actuary
William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel
D. Quentin Reynolds	(1)	Assistant Vice President
Rebecca J. Schriml	(1)	Assistant Vice President
William C. Ellis	(1)	Assistant Treasurer
Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company® is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG)
Annuity Investors ® Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.®
The following chart indicates the persons controlled by or under common control with the Company:

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
American Financial Group, Inc.	Ohio	07/01/1997		Diversified Financial Holding Company
|__American Financial Capital Trust II	Delaware	02/04/1997	100	Statutory Trust
|__American Financial Capital Trust III	Delaware	06/25/2003	100	Statutory Trust
|__American Financial Capital Trust IV	Delaware	06/25/2003	100	Statutory Trust
|__American Financial Enterprises, Inc.	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
|__American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
|__APU Holding Company	Ohio	10/15/2003	100	Holding Company
|__American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100	Diversified Company
|__The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
|__The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
|__Cal Coal, Inc.	Illinois	05/30/1979	100	Inactive
|__Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
|__World Houston, Inc.	Delaware	05/30/1974	100	Real Estate Developer
|__The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
|__Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
|__Magnolia Alabama Holdings, Inc.	Delaware	05/18/2004	100	Holding Company
|__Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
|__The Owasco River Railway, Inc	New York	06/02/1881	100	Inactive
|__PCC Real Estate, Inc.	New York	12/15/1986	100	Holding Company
|__PCC Chicago Realty Corp.	New York	12/23/1986	100	Real Estate Developer
|__PCC Gun Hill Realty Corp.	New York	12/18/1985	100	Real Estate Developer
|__PCC Michigan Realty, Inc.	Michigan	11/09/1987	100	Real Estate Developer
|__PCC Scarsdale Realty Corp.	New York	06/01/1986	100	Real Estate Developer
|__PCC Technical Industries, Inc.	Delaware	11/18/1983	100	Holding Company
|__ESC, Inc.	California	11/02/1962	100	Inactive
|__Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
|__PCC Maryland Realty Corp.	Maryland	08/18/1993	100	Real Estate Holding Company
|__Penn Camarillo Realty Corp.	California	11/24/1992	100	Real Estate Holding Company
|__Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
|__Penn Towers, Inc.	Pennsylvania	08/01/1958	100	Inactive
|__Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	66.67	Inactive
|__Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
|__Terminal Realty Penn Co.	District of Columbia	09/23/1968	100	Inactive
|__United Railroad Corp.	Delaware	11/25/1981	100	Inactive
|__Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
|__GAI Insurance Company, Ltd.	Bermuda	09/18/1989	100	Reinsurance
|__Hangar Acquisition Corp.	Ohio	10/06/1995	100	Aircraft Investment
|__PLLS, Ltd.	Washington	05/14/1990	100	Insurance Agency

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)		Nature of Business
|__Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100		Insurance Agency
|__Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100		Insurance Agency
|__Republic Indemnity Company of America	California	12/05/1972	100		Workers' Compensation Insurance
|__Republic Indemnity Company of California	California	10/13/1982	100		Workers' Compensation Insurance
|__Risico Management Corporation	Delaware	01/10/1989	100		Risk Management
|__Dixie Terminal Corporation	Ohio	04/23/1970	100		Real Estate Holding Company
|__Flextech Holding Co., Inc.	Ohio	08/31/2000	100		Packing Manufacturer
|__GAI Holding Bermuda Ltd.	Bermuda	10/03/2007	100		Holding Company
|__GAI Indemnity, Ltd.	United Kingdom	09/27/2007	100		Lloyd's Corporate Member
|__Marketform Group Limited	United Kingdom	07/12/2002	67.24		Holding Company
|__Marketform Holdings Limited	United Kingdom	06/15/1998	100		Holding Company
|__Caduceus Underwriting Limited	United Kingdom	11/04/2002	100		Inactive
|__Lavenham Underwriting Limited	United Kingdom	08/15/2002	100		Lloyd's Corporate Member
|__Marketform Limited.	United Kingdom	11/02/1988	100		Underwriting Intermediary
|__Gabinete Marketform SL	Spain	04/29/1996	100		Claims Handling & Client Services
|__Marketform Australia Pty Limited	Australia	03/12/2004	100		Claims Handling & Client Services
|__Studio Marketform SRL	Italy	05/05/2006	100		Claims Manager
|__Marketform Management Services Limited	United Kingdom	11/08/2002	100		Service Company
|__Marketform Managing Agency Limited	United Kingdom	06/15/1998	100		Managing Agency
|__Sampford Underwriting Limited	United Kingdom	04/22/2003	100		Lloyd's Corporate Member
|__Marketform Trust Company Limited	United Kingdom	10/22/2004	100		Trustee
|__Great American Financial Resources, Inc.	Delaware	11/23/1992	100	(2)	Insurance Holding Company
|__AAG Holding Company, Inc.	Ohio	09/11/1996	100		Holding Company
|__Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100		Financing Entity
|__Great American Life Insurance Company	Ohio	12/29/1961	100		Life Insurance Company
|__Aerielle, LLC	Delaware	02/13/2009	60	(2)	Marketing of Consumer Electronic Products
|__Annuity Investors Life Insurance Company	Ohio	11/13/1981	100		Life Insurance Company
|__Bay Bridge Marina Management, LLC	Maryland	06/30/2009	85		Liquor License Holder for Bay Bridge Grill
|__Brothers Management, LLC	Florida	06/11/2004	99		Restaurants & Ships Store
|__Consolidated Financial Corporation	Michigan	09/10/1985	100		Retirement & Financial Planning Company
|__GALIC — Bay Bridge Marina, LLC	Maryland	05/05/2005	100		Holding Company
|__GALIC Brothers, Inc.	Ohio	11/12/1993	80		Real Estate Management
|__GALIC Port Orange, LLC	Florida	09/28/2009	80	(2)	Mortgage Holder-Legacy at Crystal Lake Apartments
|__Galic Storage LLC	Florida	12/17/2009	100	(2)	Title holder - Tropical Storage
|__GALIC-Tuscany Ridge, LLC	Florida	12/10/2009	100	(2)	Mortgage Holder - Tuscany Ridge Apartments
|__Great American Life Insurance Company of New York	New York	12/23/1963	100		Life Insurance Company
|__Loyal American Holding Corporation	Ohio	09/20/2005	100		Holding Company
|__Loyal American Life Insurance Company	Ohio	05/18/1955	100		Life Insurance Company
|__ADL Financial Services, Inc.	North Carolina	09/10/1970	100		Inactive
|__American Retirement Life Insurance Company	Ohio	05/12/1978	100		Life Insurance Company
|__Great American Life Assurance Company	Ohio	08/10/1967	100		Life Insurance Company
|__Purity Financial Corporation	Florida	12/12/1991	100		Credit Union Marketing
|__Manhattan National Holding Corporation	Ohio	08/27/2008	100		Holding Company
|__Manhattan National Life Insurance Company	Illinois	12/20/1956	100		Life Insurance Company
|__Skipjack Marina Corp.	Maryland	06/24/1999	100		Marina Operator
|__United Teacher Associates, Ltd.	Texas	12/17/1998	100	(2)	Holding Company - Limited Partnership
|__United Teacher Associates Insurance Company	Texas	12/15/1958	100		Life Insurance Company
|__United Agency Brokerage GP Inc.	Texas	05/19/2003	100		Intermediate Holding Company
|__UTA Brokerage Group, LP	Texas	05/19/2003	100		Insurance Agency
|__AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100		Insurance Agency
|__Ceres Group, Inc.	Delaware	10/22/1998	100		Holding Company
|__Central Reserve Life Insurance Company	Ohio	07/02/1963	100		Life Insurance Company
|__Provident American Life & Health Insurance Company	Ohio	04/06/1949	100		Life Insurance Company
|__United Benefit Life Insurance Company	Ohio	06/26/1957	100		Life Insurance Company
|__Ceres Administrators, L.L.C.	Delaware	12/04/1998	100		Administration Company
|__Ceres Sales, LLC	Delaware	10/19/1999	100		Inactive
|__Ceres Sales of Ohio, LLC	Ohio	11/07/2001	100		Insurance Agency
|__HealthMark Sales, LLC	Delaware	02/29/2000	100		Inactive
|__Great American Senior Benefits LLC	Ohio	05/25/2001	100		Insurance Agency
|__Continental General Corporation.	Nebraska	02/12/1988	100		Holding Company

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__Continental General Insurance Company	Ohio	05/24/1961	100	Life Insurance Company
|__Continental Print & Photo Co.	Nebraska	02/13/1975	100	Inactive
|__Great American Advisors, Inc.	Ohio	12/10/1993	100	Broker-Dealer
|__Great American Plan Administrators, Inc.	Ohio	05/31/1994	100	Payroll Servicer
|__Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100	Marketing Services
|__SPELCO (UK) Ltd.	United Kingdom		99	Inactive
|__SWTC Hong Kong Ltd.	Hong Kong		100	Inactive
|__SWTC, Inc.	Delaware		100	Inactive
|__Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
|__American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
|__American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
|__American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
|__Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
|__Mid-Continent Casualty Company	Ohio	02/26/1947	100	Property/Casualty Insurance
|__Mid-Continent Assurance Company	Ohio	08/13/1992	100	Property/Casualty Insurance
|__Mid-Continent Excess and Surplus Insurance Company	Delaware	07/10/2009	100	Excess and Surplus Lines Insurance
|__Mid-Continent Specialty Insurance Services, Inc.	Oklahoma	06/15/2009	100	Surplus Lines Brokerage
|__Oklahoma Surety Company	Ohio	08/05/1968	100	Special Coverage Insurance Company
|__Premier International Insurance Company	British West Indies	11/19/2008	100	Direct Write Insurance Company
|__Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
|__American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency
|__Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
|__Brothers Le Pavillon, LLC	Delaware	07/10/2006	100	Limited Liability Company Member
|__Brothers Le Pavillon (SPE), LLC	Delaware	07/10/2006	100	Real Estate Holding Company
|__Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
|__Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
|__Crescent Centre Apartments	Ohio	03/15/2006	100 (2)	Real Estate
|__Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100	Insurance Agency
|__Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100	Insurance Agency
|__Eden Park Insurance Brokers, Inc.	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__El Aguila, Compañia de Seguros, S.A. de C.V.	Mexico	11/24/1994	100	Property/Casualty Insurance
|__Financiadora de Primas Condor, S.A. de C.V.	Mexico	03/16/1998	99	Premium Finance
|__Farmers Crop Insurance Alliance, Inc.	Kansas	03/30/1982	100	Insurance Services Provider
|__FCIA Management Company, Inc.	New York	09/17/1991	100	Servicing Agent
|__Foreign Credit Insurance Association	New York	01/01/1961	beneficial interest	Unincorporated Association
|__GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
|__GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
|__GAI Warranty Company of Canada Inc.	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
|__Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
|__Great American Agency of Texas, Inc.	Texas	01/25/1994	100	Managing General Agency
|__Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
|__Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
|__Great American Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
|__Great American Claims Services, Inc.	Delaware	06/10/1986	100	Management Holding Company
|__Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
|__Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
|__Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
|__Great American Insurance Agency, Inc.	Ohio	04/20/1999	100	Insurance Agency
|__Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
|__Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd's Plan Insurer
|__Great American Lloyd’s, Inc.	Texas	08/02/1983	100	Corporate Attorney-in-Fact
|__Great American Management Services, Inc	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
|__Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
|__Great American Re Inc.	Delaware	05/14/1971	100	Reinsurance Intermediary
|__Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
|__Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
|__Key Largo Group, Inc.	Florida	02/25/1969	100	Land Developer
|__National Interstate Corporation	Ohio	01/26/1989	53.78	Holding Company
|__American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
|__Explorer RV Insurance Agency, Inc.	Ohio	07/17/1997	100	Insurance Agency

			% of Stock Owned by
		Date of	Immediate Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__Hudson Indemnity, Ltd.	Cayman Islands	06/12/1996	100	Property/Casualty Insurance
|__Hudson Management Group, Ltd.	Virgin Islands	07/29/2004	100	Insurance Administrative Services
|__National Interstate Insurance Agency, Inc.	Ohio	02/13/1989	100	Insurance Agency
|__Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
|__National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
|__National Interstate Insurance Company of Hawaii, Inc.	Ohio	09/20/1999	100	Property/Casualty Insurance
|__Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
|__Safety Claims and Litigation Services, LLC	Montana	08/24/2006	100	Loss Control Consulting Company
|__Safety, Claims & Litigation Services, Inc.	Pennsylvania	06/23/1995	100	Litigation & Claims Support Services
|__Penn Central U.K. Limited.	United Kingdom	10/28/1992	100	Insurance Holding Company
|__Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
|__Pinecrest Place LLC	Florida	11/05/2009	100	Mortgage Holder-Miami-Coconut Palm Estates
|__PLLS Canada Insurance Brokers Inc.	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
|__Preferred Market Solutions, LLC	Ohio	01/08/2008	100	Brokerage Consultant Business
|__Professional Risk Brokers, Inc.	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__Strategic Comp Holdings, L.L.C.	Louisiana	12/28/2002	100	Holding Company
|__Strategic Comp Services, L.L.C.	Louisiana	12/31/2002	100	Claims Services Provider
|__Strategic Comp, L.L.C.	Louisiana	12/31/2002	100	Insurance Agency
|__One East Fourth, Inc.	Ohio	02/03/1964	100	Real Estate Holding Company
|__Pioneer Carpet Mills, Inc.	Ohio	04/29/1976	100	Inactive
|__AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Coal Mining Company
|__Superior NWVN of Ohio, Inc.	Ohio	05/05/2000	100	Holding Company
|__TEJ Holdings, Inc.	Ohio	12/04/1984	100	Real Estate Holding Company
|__Three East Fourth, Inc.	Ohio	08/10/1966	100	Real Estate Holding Company

(1)	Except Directors Qualifying Shares

(2)	Total percentage owned by parent shown and by other affiliated company(s).

Item 27. Number of Contract Owners and Certificate Owners
As of March 31, 2010, there were 3,951 Individual Contract Owners of which 3,846 contracts were qualified and 105 contracts were non-qualified.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account C.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.
James Lee Henderson (1)	President — Chief Compliance Officer
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Fred J. Runk (1)	Assistant Treasurer
(1) 525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained at the Administrative Office.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.
(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 15th day of April, 2010.

ANNUITY INVESTORS® VARIABLE ACCOUNT C
(Registrant)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director
As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Charles R. Scheper Charles R. Scheper*	Chief Executive Officer and Director	April 15, 2010

/s/ Richard L. Magoteaux Richard L. Magoteaux*	Treasurer	April 15, 2010

/s/ Stephen Craig Lindner Stephen Craig Lindner*	Director	April 15, 2010

/s/ Christopher Miliano Christopher Miliano*	Director	April 15, 2010

/s/ Mark Francis Muething Mark Francis Muething*	Director	April 15, 2010

/s/ Michael J. Prager Michael J. Prager*	Director	April 15, 2010

/s/ John P. Gruber *John P. Gruber, as Attorney-in-Fact		April 15, 2010

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
10.	Consent of Registered Independent Public Accounting Firm

99.	Powers of Attorney